                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2006
                         -------------------------

Item 1. Reports to Stockholders

        SunAmerica Equity Funds, Semiannual Report at March 31, 2006.

             2006
             Semi-annual
SunAmerica   Report
--------------------------

[PHOTO]



                                    [GRAPHIC]

[LOGO] AIG   Sun America
       Mutual Funds



Equity Funds

        March 31, 2006                                         SEMIANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund (SVLAX)

SunAmerica Growth Opportunities Fund (SGWAX)

SunAmerica New Century Fund (SEGAX)

SunAmerica Growth and Income Fund (SEIAX)

SunAmerica Balanced Assets Fund (SBAAX)

SunAmerica International Equity Fund (SIEAX)

SunAmerica Value Fund (SSVAX)

SunAmerica Biotech/Health Fund (SBHAX)

Tax Managed Equity Fund (TXMAX)

                        Table of Contents

SHAREHOLDER LETTER..........................................................  2
EXPENSE EXAMPLE.............................................................  3
STATEMENT OF ASSETS AND LIABILITIES.........................................  5
STATEMENT OF OPERATIONS.....................................................  9
STATEMENT OF CHANGES IN NET ASSETS.......................................... 12
FINANCIAL HIGHLIGHTS........................................................ 17
PORTFOLIO OF INVESTMENTS.................................................... 26
NOTES TO FINANCIAL STATEMENTS............................................... 56
TRUSTEE AND OFFICER INFORMATION............................................. 75

        Shareholder Letter

Dear Shareholder:

We are pleased to present the semi-annual report for the SunAmerica Equity Funds. This report contains investment portfolio information and financial statements for the six-month period ending March 31, 2006.

The past six months marked a continuation of the Federal Reserve Bank's tightening policy, despite the beginning of new leadership. During the course of the period, the Federal Funds rate increased by 1.00% to end the period at 4.75%. In addition to the interest rate headwind, the rising price of oil, concerns over inflation and the economic impact of an active hurricane season proved to be additional challenges for the markets. Despite these concerns, economic growth, corporate profits and employment remained strong.

The equity markets responded with positive returns for the six-month period. Small-cap stocks continued to outperform large-cap indices with the Russell 2000 returning 15.23% while the S&P 500 returned 6.38% for the semi-annual period. International equities remained strong with the MSCI EAFE Index* returning 13.86% for the six-month period.

Throughout the semi-annual period, growth stocks outperformed their value counterparts. While mid- and large-cap growth stocks appreciated the most during the fourth calendar quarter of 2005, small-cap growth fueled a significant rally during the opening months of 2006. During the first half of the semi-annual period, materials and financial groups were the top-performing industry groups, while telecommunications and energy sectors returned to favor during the first calendar quarter of 2006. Overall, the market appreciation during the six-month period was broad-based, as all industry sectors with the exception of the utilities group posting positive returns.

Thank you for your continued investment in our Funds. We encourage you to visit our website www.sunamericafunds.com for more information.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

                 John Massey    Hans Danielsson Greg Parker
                 Steve Neimeth  Brendan Voege   Soraya Benitez
                 Paul Ma        Ben Barrett     Andy Sheridan
                 Jay Rushin     Dawn Schuchman  Jeff Easter
                 Allison Larkin Mike Beaulieu


--------
Past performance is no guarantee of future results.
* MSCI EAFE Index is a broad-based index intended to represent the developed international equity markets.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2006 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to International Equity Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2005 and held until March 31, 2006.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the six months ended March 31, 2006" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the six months ended March 31, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended March 31, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended March 31, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the six months ended March 31, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the six months ended March 31, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the six months ended March 31, 2006" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund only); small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2006 -- (unaudited) (continued)

                                            Actual                                   Hypothetical
                          ------------------------------------------- -------------------------------------------
                                                                                    Ending Account
                                        Ending Account  Expense Paid                 Value using    Expense Paid
                                         Value Using       During                   a Hypothetical     During      Expense
                            Beginning       Actual     the six months   Beginning     5% Assumed   the six months   Ratio
                          Account Value   Return at        ended      Account Value   Return at        ended        as of
                          at October 1,   March 31,      March 31,    at October 1,   March 31,      March 31,    March 31,
                              2005           2006           2006          2005           2006           2006        2006*
-                         ------------- -------------- -------------- ------------- -------------- -------------- ---------
Blue Chip Growth Fund
  Class A#...............   $1,000.00     $1,039.45        $ 7.88       $1,000.00     $1,017.20        $ 7.80       1.55%
  Class B#...............   $1,000.00     $1,035.27        $11.57       $1,000.00     $1,013.56        $11.45       2.28%
  Class C#...............   $1,000.00     $1,035.48        $11.47       $1,000.00     $1,013.66        $11.35       2.26%
  Class I#...............   $1,000.00     $1,041.07        $ 6.51       $1,000.00     $1,018.55        $ 6.44       1.28%
Growth Opportunities Fund
  Class A#...............   $1,000.00     $1,089.12        $ 8.23       $1,000.00     $1,017.05        $ 7.95       1.58%
  Class B#...............   $1,000.00     $1,085.40        $11.96       $1,000.00     $1,013.46        $11.55       2.30%
  Class C#...............   $1,000.00     $1,085.52        $11.65       $1,000.00     $1,013.76        $11.25       2.24%
  Class I#...............   $1,000.00     $1,090.03        $ 6.67       $1,000.00     $1,018.55        $ 6.44       1.28%
New Century Fund
  Class A................   $1,000.00     $1,080.56        $ 7.99       $1,000.00     $1,017.25        $ 7.75       1.54%
  Class B................   $1,000.00     $1,076.83        $12.17       $1,000.00     $1,013.21        $11.80       2.35%
  Class C#...............   $1,000.00     $1,077.79        $11.09       $1,000.00     $1,014.26        $10.75       2.14%
Growth and Income Fund
  Class A................   $1,000.00     $1,041.10        $ 7.73       $1,000.00     $1,017.35        $ 7.64       1.52%
  Class B................   $1,000.00     $1,036.63        $11.22       $1,000.00     $1,013.91        $11.10       2.21%
  Class C................   $1,000.00     $1,037.54        $11.12       $1,000.00     $1,014.01        $11.00       2.19%
  Class I#...............   $1,000.00     $1,041.70        $ 6.72       $1,000.00     $1,018.35        $ 6.64       1.32%
Balanced Assets Fund
  Class A#...............   $1,000.00     $1,026.69        $ 7.63       $1,000.00     $1,017.40        $ 7.59       1.51%
  Class B#...............   $1,000.00     $1,023.07        $11.10       $1,000.00     $1,013.96        $11.05       2.20%
  Class C#...............   $1,000.00     $1,023.03        $10.89       $1,000.00     $1,014.16        $10.85       2.16%
  Class I#...............   $1,000.00     $1,027.80        $ 6.47       $1,000.00     $1,018.55        $ 6.44       1.28%
International Equity Fund
  Class A#...............   $1,000.00     $1,180.22        $10.33       $1,000.00     $1,015.46        $ 9.55       1.90%
  Class B#...............   $1,000.00     $1,176.28        $13.84       $1,000.00     $1,012.22        $12.79       2.55%
  Class C#...............   $1,000.00     $1,176.57        $13.84       $1,000.00     $1,012.22        $12.79       2.55%
  Class I#...............   $1,000.00     $1,181.40        $ 9.79       $1,000.00     $1,015.96        $ 9.05       1.80%
Value Fund
  Class A#...............   $1,000.00     $1,041.30        $ 8.30       $1,000.00     $1,016.80        $ 8.20       1.63%
  Class B#...............   $1,000.00     $1,038.01        $11.58       $1,000.00     $1,013.56        $11.45       2.28%
  Class C#...............   $1,000.00     $1,038.03        $11.58       $1,000.00     $1,013.56        $11.45       2.28%
  Class I#...............   $1,000.00     $1,041.84        $ 7.79       $1,000.00     $1,017.30        $ 7.70       1.53%
  Class Z#...............   $1,000.00     $1,044.66        $ 5.40       $1,000.00     $1,019.65        $ 5.34       1.06%
Biotech/Health Fund
  Class A#...............   $1,000.00     $1,015.94        $ 7.79       $1,000.00     $1,017.20        $ 7.80       1.55%
  Class B#...............   $1,000.00     $1,012.11        $11.04       $1,000.00     $1,013.96        $11.05       2.20%
  Class C#...............   $1,000.00     $1,012.09        $11.04       $1,000.00     $1,013.96        $11.05       2.20%
Tax Managed Equity Fund
  Class A#...............   $1,000.00     $1,188.90        $ 7.91       $1,000.00     $1,017.70        $ 7.29       1.45%
  Class B#...............   $1,000.00     $1,185.37        $11.44       $1,000.00     $1,014.46        $10.55       2.10%
  Class C#...............   $1,000.00     $1,185.21        $11.44       $1,000.00     $1,014.46        $10.55       2.10%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund only), small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the six months ended March 31, 2006" and "Expense Ratios" would have been lower.

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2006 -- (unaudited)

                                                                                                Blue Chip      Growth
                                                                                                 Growth     Opportunities
                                                                                                  Fund          Fund
                                                                                              ------------  -------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.................................... $ 78,481,777  $  73,875,135
Short-term investment securities, at value (unaffiliated)*...................................           --             --
Repurchase agreements (cost equals market value).............................................    1,481,000      5,966,000
                                                                                              ------------  -------------
  Total investments..........................................................................   79,962,777     79,841,135
                                                                                              ------------  -------------
Cash.........................................................................................           30            728
Foreign cash*................................................................................           --             --
Receivable for:
  Fund shares sold...........................................................................       57,400         67,480
  Dividends and interest.....................................................................       71,570         10,799
  Investments sold...........................................................................    1,203,976      2,628,596
Prepaid expenses and other assets............................................................        3,723          3,541
Due from investment adviser for expense reimbursements/fee waivers...........................        5,976          6,390
                                                                                              ------------  -------------
  Total Assets...............................................................................   81,305,452     82,558,669
                                                                                              ------------  -------------
LIABILITIES:
Payable for:
  Fund shares redeemed.......................................................................       87,468        105,067
  Investments purchased......................................................................    1,035,040        914,537
  Investment advisory and management fees....................................................       51,151         50,665
  Distribution and service maintenance fees..................................................       37,989         43,748
  Transfer agent fees and expenses...........................................................       31,280         31,448
  Trustees' fee and expenses.................................................................       30,585         25,842
  Other accrued expenses.....................................................................       70,976         79,674
  Line of credit.............................................................................           --             --
Due to custodian.............................................................................           --             --
                                                                                              ------------  -------------
  Total Liabilities..........................................................................    1,344,489      1,250,981
                                                                                              ------------  -------------
  Net Assets................................................................................. $ 79,960,963  $  81,307,688
                                                                                              ============  =============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value................................................ $     52,558  $      48,489
Paid-in capital..............................................................................  149,181,495    281,183,706
                                                                                              ------------  -------------
                                                                                               149,234,053    281,232,195
Accumulated undistributed net investment income (loss).......................................     (357,963)      (422,430)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions..........................  (72,806,511)  (204,537,799)
Unrealized appreciation (depreciation) on investments........................................    3,891,384      5,035,722
Unrealized foreign exchange gain (loss) on other assets and liabilities......................           --             --
                                                                                              ------------  -------------
  Net Assets................................................................................. $ 79,960,963  $  81,307,688
                                                                                              ============  =============
*Cost
  Long-term investment securities (unaffiliated)............................................. $ 74,590,393  $  68,839,413
                                                                                              ============  =============
  Short-term investment securities (unaffiliated)............................................ $         --  $          --
                                                                                              ============  =============
  Foreign cash............................................................................... $         --  $          --
                                                                                              ============  =============

                                                                                                   New       Growth and
                                                                                                 Century       Income
                                                                                                  Fund          Fund
                                                                                              ------------  ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.................................... $ 90,375,947  $125,524,244
Short-term investment securities, at value (unaffiliated)*...................................           --            --
Repurchase agreements (cost equals market value).............................................    8,370,000            --
                                                                                              ------------  ------------
  Total investments..........................................................................   98,745,947   125,524,244
                                                                                              ------------  ------------
Cash.........................................................................................          179            --
Foreign cash*................................................................................           --            --
Receivable for:
  Fund shares sold...........................................................................       17,780        51,213
  Dividends and interest.....................................................................       17,205       171,297
  Investments sold...........................................................................      884,774     4,412,086
Prepaid expenses and other assets............................................................        4,221         7,233
Due from investment adviser for expense reimbursements/fee waivers...........................        4,467         2,556
                                                                                              ------------  ------------
  Total Assets...............................................................................   99,674,573   130,168,629
                                                                                              ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.......................................................................      308,790       237,966
  Investments purchased......................................................................    1,239,954     2,532,851
  Investment advisory and management fees....................................................       61,523        82,265
  Distribution and service maintenance fees..................................................       35,169        74,337
  Transfer agent fees and expenses...........................................................       33,154        49,401
  Trustees' fee and expenses.................................................................       48,014        39,585
  Other accrued expenses.....................................................................       69,149        75,239
  Line of credit.............................................................................           --        22,128
Due to custodian.............................................................................           --            --
                                                                                              ------------  ------------
  Total Liabilities..........................................................................    1,795,753     3,113,772
                                                                                              ------------  ------------
  Net Assets................................................................................. $ 97,878,820  $127,054,857
                                                                                              ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value................................................ $     51,137  $    101,509
Paid-in capital..............................................................................  185,200,944   174,572,683
                                                                                              ------------  ------------
                                                                                               185,252,081   174,674,192
Accumulated undistributed net investment income (loss).......................................     (301,659)     (118,253)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions..........................  (89,734,196)  (54,952,043)
Unrealized appreciation (depreciation) on investments........................................    2,662,594     7,450,961
Unrealized foreign exchange gain (loss) on other assets and liabilities......................           --            --
                                                                                              ------------  ------------
  Net Assets................................................................................. $ 97,878,820  $127,054,857
                                                                                              ============  ============
*Cost
  Long-term investment securities (unaffiliated)............................................. $ 87,713,353  $118,073,283
                                                                                              ============  ============
  Short-term investment securities (unaffiliated)............................................ $         --  $         --
                                                                                              ============  ============
  Foreign cash............................................................................... $         --  $         --
                                                                                              ============  ============

                                                                                                Balanced
                                                                                                 Assets
                                                                                                  Fund
                                                                                              ------------
ASSETS:
Long-term investment securities, at value (unaffiliated)*.................................... $174,060,719
Short-term investment securities, at value (unaffiliated)*...................................    1,248,806
Repurchase agreements (cost equals market value).............................................    1,961,000
                                                                                              ------------
  Total investments..........................................................................  177,270,525
                                                                                              ------------
Cash.........................................................................................       18,452
Foreign cash*................................................................................           --
Receivable for:
  Fund shares sold...........................................................................       21,618
  Dividends and interest.....................................................................      787,655
  Investments sold...........................................................................      984,945
Prepaid expenses and other assets............................................................        8,153
Due from investment adviser for expense reimbursements/fee waivers...........................       10,251
                                                                                              ------------
  Total Assets...............................................................................  179,101,599
                                                                                              ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.......................................................................      286,080
  Investments purchased......................................................................    1,732,983
  Investment advisory and management fees....................................................      114,310
  Distribution and service maintenance fees..................................................       77,346
  Transfer agent fees and expenses...........................................................       69,998
  Trustees' fee and expenses.................................................................       83,642
  Other accrued expenses.....................................................................      110,266
  Line of credit.............................................................................           --
Due to custodian.............................................................................           --
                                                                                              ------------
  Total Liabilities..........................................................................    2,474,625
                                                                                              ------------
  Net Assets................................................................................. $176,626,974
                                                                                              ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value................................................ $    126,629
Paid-in capital..............................................................................  252,110,097
                                                                                              ------------
                                                                                               252,236,726
Accumulated undistributed net investment income (loss).......................................     (276,464)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short and foreign exchange transactions..........................  (80,616,526)
Unrealized appreciation (depreciation) on investments........................................    5,283,238
Unrealized foreign exchange gain (loss) on other assets and liabilities......................           --
                                                                                              ------------
  Net Assets................................................................................. $176,626,974
                                                                                              ============
*Cost
  Long-term investment securities (unaffiliated)............................................. $168,771,990
                                                                                              ============
  Short-term investment securities (unaffiliated)............................................ $  1,254,297
                                                                                              ============
  Foreign cash............................................................................... $         --
                                                                                              ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2006 -- (unaudited) (continued)

                                                              Blue Chip     Growth         New     Growth and    Balanced
                                                               Growth    Opportunities   Century     Income       Assets
                                                                Fund         Fund         Fund        Fund         Fund
                                                             ----------- ------------- ----------- ----------- ------------
Class A (unlimited shares authorized):
Net assets.................................................. $53,640,738  $43,686,111  $86,143,214 $63,456,360 $133,637,144
Shares of beneficial interest issued and outstanding........   3,393,120    2,465,415    4,427,858   4,924,720    9,574,788
Net asset value and redemption price per share.............. $     15.81  $     17.72  $     19.45 $     12.89 $      13.96
Maximum sales charge (5.75% of offering price)..............        0.96         1.08         1.19        0.79         0.85
                                                             -----------  -----------  ----------- ----------- ------------
Maximum offering price to public............................ $     16.77  $     18.80  $     20.64 $     13.68 $      14.81
                                                             ===========  ===========  =========== =========== ============
Class B (unlimited shares authorized):
Net assets.................................................. $20,395,225  $25,554,277  $ 9,728,761 $32,885,189 $ 25,361,060
Shares of beneficial interest issued and outstanding........   1,447,245    1,621,318      569,038   2,701,363    1,823,131
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $     14.09  $     15.76  $     17.10 $     12.17 $      13.91
                                                             ===========  ===========  =========== =========== ============
Class C (unlimited shares authorized):
Net assets.................................................. $ 5,083,025  $11,458,015  $ 2,006,845 $30,353,042 $ 16,886,436
Shares of beneficial interest issued and outstanding........     362,714      728,145      116,846   2,496,878    1,211,829
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge) $     14.01  $     15.74  $     17.18 $     12.16 $      13.93
                                                             ===========  ===========  =========== =========== ============
Class I (unlimited shares authorized):
Net assets.................................................. $   841,975  $   609,285  $        -- $   360,266 $    742,334
Shares of beneficial interest issued and outstanding........      52,737       33,995           --      27,914       53,111
Net asset value, offering and redemption price per share.... $     15.97  $     17.92  $        -- $     12.91 $      13.98
                                                             ===========  ===========  =========== =========== ============
Class Z (unlimited shares authorized):
Net assets.................................................. $        --  $        --  $        -- $        -- $         --
Shares of beneficial interest issued and outstanding........          --           --           --          --           --
Net asset value, offering and redemption price per share.... $        --  $        --  $        -- $        -- $         --
                                                             ===========  ===========  =========== =========== ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2006 -- (unaudited) (continued)

                                                                                       Tax
                                         International                Biotech/       Managed
                                            Equity        Value        Health        Equity
                                             Fund         Fund          Fund          Fund
                                         ------------- ------------ ------------  ------------
ASSETS:
Long-term investment securities, at
 value (unaffiliated)*.................. $110,646,636  $230,217,958 $ 29,012,433  $ 45,499,767
Short-term investment securities, at
 value (unaffiliated)*..................           --            --           --            --
Repurchase agreements (cost equals
 market value)..........................    2,975,000     3,771,000      626,000     1,874,000
                                         ------------  ------------ ------------  ------------
 Total investments......................  113,621,636   233,988,958   29,638,433    47,373,767
                                         ------------  ------------ ------------  ------------
Cash....................................           --           659          212           712
Foreign cash*...........................    2,433,885            --           --         3,150
Receivable for:
 Fund shares sold.......................      308,090       127,082       12,202       396,076
 Dividends and interest.................      283,380       392,673       19,893        31,432
 Investments sold.......................    4,692,079            --           --     5,292,426
Prepaid expenses and other assets.......        4,060        18,985       25,741         1,696
Due from investment adviser for expense
 reimbursements/fee waivers.............        9,485        34,348       10,530        29,349
                                         ------------  ------------ ------------  ------------
 Total Assets...........................  121,352,615   234,562,705   29,707,011    53,128,608
                                         ------------  ------------ ------------  ------------
LIABILITIES:
Payable for:
 Fund shares redeemed...................       95,260       517,563      117,569       127,240
 Investments purchased..................    8,421,974     2,301,212           --     6,481,030
 Investment advisory and management fees       93,053       199,709       19,236        30,884
 Distribution and service maintenance
   fees.................................       55,602       113,256       18,445        29,220
 Transfer agent fees and expenses.......       32,892        72,449       13,391        11,713
 Trustees' fee and expenses.............       17,922        29,776        5,921        11,255
 Other accrued expenses.................       88,783        80,140       54,562        62,924
 Line of credit.........................           --            --           --            --
Due to custodian........................        3,249            --           --            --
                                         ------------  ------------ ------------  ------------
 Total Liabilities......................    8,808,735     3,314,105      229,124     6,754,266
                                         ------------  ------------ ------------  ------------
 Net Assets............................. $112,543,880  $231,248,600 $ 29,477,887  $ 46,374,342
                                         ============  ============ ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par
 value.................................. $     74,899  $    134,736 $     31,521  $     33,943
Paid-in capital.........................  125,306,713   204,060,379   59,678,162    69,312,127
                                         ------------  ------------ ------------  ------------
                                          125,381,612   204,195,115   59,709,683    69,346,070
Accumulated undistributed net
 investment income (loss)...............     (707,292)      538,663     (174,619)     (136,706)
Accumulated undistributed net realized
 gain (loss) on investments, future
 contracts, options contracts,
 securities sold short and foreign
 exchange transactions..................  (29,875,017)   10,459,907  (31,465,862)  (25,596,153)
Unrealized appreciation (depreciation)
 on investments.........................   17,743,529    16,054,915    1,408,685     2,761,289
Unrealized foreign exchange gain (loss)
 on other assets and liabilities........        1,048            --           --          (158)
                                         ------------  ------------ ------------  ------------
 Net Assets............................. $112,543,880  $231,248,600 $ 29,477,887  $ 46,374,342
                                         ============  ============ ============  ============
*Cost
 Long-term investment securities
   (unaffiliated)....................... $ 92,903,107  $214,163,043 $ 27,603,748  $ 42,738,478
                                         ============  ============ ============  ============
 Short-term investment securities
   (unaffiliated)....................... $         --  $         -- $         --  $         --
                                         ============  ============ ============  ============
 Foreign cash........................... $  2,437,599  $         -- $         --  $      3,269
                                         ============  ============ ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2006 -- (unaudited) (continued)

                                                             International               Biotech/   Tax Managed
                                                                Equity        Value       Health      Equity
                                                                 Fund         Fund         Fund        Fund
                                                             ------------- ------------ ----------- -----------
Class A (unlimited shares authorized):
Net assets..................................................  $59,111,895  $121,074,172 $12,729,609 $15,077,274
Shares of beneficial interest issued and outstanding........    3,840,240     6,945,022   1,332,048   1,076,833
Net asset value and redemption price per share..............  $     15.39  $      17.43 $      9.56 $     14.00
Maximum sales charge (5.75% of offering price)..............         0.94          1.06        0.58        0.85
                                                              -----------  ------------ ----------- -----------
Maximum offering price to public............................  $     16.33  $      18.49 $     10.14 $     14.85
                                                              ===========  ============ =========== ===========
Class B (unlimited shares authorized):
Net assets..................................................  $22,233,953  $ 50,083,932 $ 9,919,766 $14,272,465
Shares of beneficial interest issued and outstanding........    1,535,778     3,012,356   1,078,904   1,057,584
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $     14.48  $      16.63 $      9.19 $     13.50
                                                              ===========  ============ =========== ===========
Class C (unlimited shares authorized):
Net assets..................................................  $21,812,552  $ 37,634,285 $ 6,828,512 $17,024,603
Shares of beneficial interest issued and outstanding........    1,508,303     2,263,907     741,175   1,259,885
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)  $     14.46  $      16.62 $      9.21 $     13.51
                                                              ===========  ============ =========== ===========
Class I (unlimited shares authorized):
Net assets..................................................  $ 9,385,480  $  3,097,769 $        -- $        --
Shares of beneficial interest issued and outstanding........      605,623       177,844          --          --
Net asset value, offering and redemption price per share....  $     15.50  $      17.42 $        -- $        --
                                                              ===========  ============ =========== ===========
Class Z (unlimited shares authorized):
Net assets..................................................  $        --  $ 19,358,442 $        -- $        --
Shares of beneficial interest issued and outstanding........           --     1,074,488          --          --
Net asset value, offering and redemption price per share....  $        --  $      18.02 $        -- $        --
                                                              ===========  ============ =========== ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2006 -- (unaudited)

                                                                                                         Blue Chip
                                                                                                          Growth
                                                                                                           Fund
                                                                                                        -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................................. $   388,780
  Interest (unaffiliated)..............................................................................      24,893
                                                                                                        -----------
   Total investment income*............................................................................     413,673
                                                                                                        -----------
EXPENSES:
  Investment advisory and management fees..............................................................     312,193
  Distribution and service maintenance fees
   Class A.............................................................................................      97,103
   Class B.............................................................................................     107,281
   Class C.............................................................................................      26,055
  Service fees Class I.................................................................................       1,371
  Transfer agent fees and expenses
   Class A.............................................................................................      76,905
   Class B.............................................................................................      35,585
   Class C.............................................................................................       8,540
   Class I.............................................................................................       1,206
  Registration fees
   Class A.............................................................................................       9,385
   Class B.............................................................................................       6,930
   Class C.............................................................................................       1,167
   Class I.............................................................................................       6,176
   Class Z.............................................................................................          --
  Custodian fees.......................................................................................      25,735
  Reports to shareholders..............................................................................      24,579
  Audit and tax fees...................................................................................      14,648
  Legal fees...........................................................................................       3,452
  Trustees' fees and expenses..........................................................................       3,047
  Interest expense.....................................................................................       1,139
  Other expenses.......................................................................................       5,959
                                                                                                        -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments and custody credits..     768,456
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)...................     (27,414)
   Custody credits earned on cash balances.............................................................          (3)
                                                                                                        -----------
   Net expenses........................................................................................     741,039
                                                                                                        -----------
Net investment income (loss)...........................................................................    (327,366)
                                                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).................................................   4,746,758
Net realized foreign exchange gain (loss) on other assets and liabilities..............................          --
                                                                                                        -----------
Net realized gain (loss) on investments and foreign currencies.........................................   4,746,758
                                                                                                        -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........................  (1,260,694)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities......................          --
                                                                                                        -----------
Net unrealized gain (loss) on investments and foreign currencies.......................................  (1,260,694)
                                                                                                        -----------
Net realized and unrealized gain (loss) on investments and foreign currencies..........................   3,486,064
                                                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................................ $ 3,158,698
                                                                                                        ===========
--------
*Net of foreign withholding taxes on interest and dividends of......................................... $     4,650
                                                                                                        ===========

                                                                                                           Growth
                                                                                                        Opportunities
                                                                                                            Fund
                                                                                                        -------------
INVESTMENT INCOME:
  Dividends (unaffiliated).............................................................................  $   292,216
  Interest (unaffiliated)..............................................................................       81,941
                                                                                                         -----------
   Total investment income*............................................................................      374,157
                                                                                                         -----------
EXPENSES:
  Investment advisory and management fees..............................................................      303,755
  Distribution and service maintenance fees
   Class A.............................................................................................       74,462
   Class B.............................................................................................      130,523
   Class C.............................................................................................       57,097
  Service fees Class I.................................................................................        1,159
  Transfer agent fees and expenses
   Class A.............................................................................................       58,710
   Class B.............................................................................................       40,053
   Class C.............................................................................................       17,666
   Class I.............................................................................................        1,112
  Registration fees
   Class A.............................................................................................        6,561
   Class B.............................................................................................        9,245
   Class C.............................................................................................          697
   Class I.............................................................................................        6,551
   Class Z.............................................................................................           --
  Custodian fees.......................................................................................       29,997
  Reports to shareholders..............................................................................       35,117
  Audit and tax fees...................................................................................       13,700
  Legal fees...........................................................................................        3,352
  Trustees' fees and expenses..........................................................................        3,002
  Interest expense.....................................................................................           --
  Other expenses.......................................................................................        5,993
                                                                                                         -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments and custody credits..      798,752
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)...................      (27,402)
   Custody credits earned on cash balances.............................................................         (756)
                                                                                                         -----------
   Net expenses........................................................................................      770,594
                                                                                                         -----------
Net investment income (loss)...........................................................................     (396,437)
                                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).................................................   14,250,701
Net realized foreign exchange gain (loss) on other assets and liabilities..............................           --
                                                                                                         -----------
Net realized gain (loss) on investments and foreign currencies.........................................   14,250,701
                                                                                                         -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........................   (7,210,732)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities......................           --
                                                                                                         -----------
Net unrealized gain (loss) on investments and foreign currencies.......................................   (7,210,732)
                                                                                                         -----------
Net realized and unrealized gain (loss) on investments and foreign currencies..........................    7,039,969
                                                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................................  $ 6,643,532
                                                                                                         ===========
--------
*Net of foreign withholding taxes on interest and dividends of.........................................  $        --
                                                                                                         ===========

                                                                                                            New
                                                                                                          Century
                                                                                                           Fund
                                                                                                        -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................................. $   344,177
  Interest (unaffiliated)..............................................................................     194,376
                                                                                                        -----------
   Total investment income*............................................................................     538,553
                                                                                                        -----------
EXPENSES:
  Investment advisory and management fees..............................................................     362,092
  Distribution and service maintenance fees
   Class A.............................................................................................     148,241
   Class B.............................................................................................      49,299
   Class C.............................................................................................       9,944
  Service fees Class I.................................................................................          --
  Transfer agent fees and expenses
   Class A.............................................................................................     110,351
   Class B.............................................................................................      15,812
   Class C.............................................................................................       4,057
   Class I.............................................................................................          --
  Registration fees
   Class A.............................................................................................       9,815
   Class B.............................................................................................       5,816
   Class C.............................................................................................       4,697
   Class I.............................................................................................          --
   Class Z.............................................................................................          --
  Custodian fees.......................................................................................      27,902
  Reports to shareholders..............................................................................      22,328
  Audit and tax fees...................................................................................      13,693
  Legal fees...........................................................................................       3,710
  Trustees' fees and expenses..........................................................................       3,242
  Interest expense.....................................................................................          --
  Other expenses.......................................................................................       5,851
                                                                                                        -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments and custody credits..     796,850
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)...................      (6,455)
   Custody credits earned on cash balances.............................................................         (36)
                                                                                                        -----------
   Net expenses........................................................................................     790,359
                                                                                                        -----------
Net investment income (loss)...........................................................................    (251,806)
                                                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).................................................  15,657,534
Net realized foreign exchange gain (loss) on other assets and liabilities..............................          --
                                                                                                        -----------
Net realized gain (loss) on investments and foreign currencies.........................................  15,657,534
                                                                                                        -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........................  (7,968,779)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities......................          --
                                                                                                        -----------
Net unrealized gain (loss) on investments and foreign currencies.......................................  (7,968,779)
                                                                                                        -----------
Net realized and unrealized gain (loss) on investments and foreign currencies..........................   7,688,755
                                                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................................ $ 7,436,949
                                                                                                        ===========
--------
*Net of foreign withholding taxes on interest and dividends of......................................... $        --
                                                                                                        ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2006 -- (unaudited) (continued)

                                                                                                         Growth and   Balanced
                                                                                                           Income      Assets
                                                                                                            Fund        Fund
                                                                                                        -----------  ----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................................. $ 1,167,845  $  965,841
  Interest (unaffiliated)..............................................................................      26,641   1,852,146
                                                                                                        -----------  ----------
   Total investment income*............................................................................   1,194,486   2,817,987
                                                                                                        -----------  ----------
EXPENSES:
  Investment advisory and management fees..............................................................     508,760     691,895
  Distribution and service maintenance fees
   Class A.............................................................................................     112,378     240,965
   Class B.............................................................................................     187,076     139,808
   Class C.............................................................................................     167,505      90,499
  Service fees Class I.................................................................................         672         937
  Transfer agent fees and expenses
   Class A.............................................................................................      86,240     188,458
   Class B.............................................................................................      56,174      40,935
   Class C.............................................................................................      44,944      24,543
   Class I.............................................................................................         591         898
  Registration fees
   Class A.............................................................................................       5,512      10,590
   Class B.............................................................................................       4,584       6,390
   Class C.............................................................................................       6,417       2,196
   Class I.............................................................................................       6,233       6,143
   Class Z.............................................................................................          --          --
  Custodian fees.......................................................................................      31,453      79,914
  Reports to shareholders..............................................................................      29,795      41,413
  Audit and tax fees...................................................................................      13,703      12,103
  Legal fees...........................................................................................       4,615       5,395
  Trustees' fees and expenses..........................................................................       4,704       6,027
  Interest expense.....................................................................................       1,887         605
  Other expenses.......................................................................................       6,711       8,226
                                                                                                        -----------  ----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments and custody credits..   1,279,954   1,597,940
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)...................      (6,325)    (52,556)
   Custody credits earned on cash balances.............................................................        (145)       (115)
                                                                                                        -----------  ----------
   Net expenses........................................................................................   1,273,484   1,545,269
                                                                                                        -----------  ----------
Net investment income (loss)...........................................................................     (78,998)  1,272,718
                                                                                                        -----------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).................................................   8,425,828   3,388,963
Net realized foreign exchange gain (loss) on other assets and liabilities..............................          --          --
                                                                                                        -----------  ----------
Net realized gain (loss) on investments and foreign currencies.........................................   8,425,828   3,388,963
                                                                                                        -----------  ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........................  (3,272,391)     50,934
Change in unrealized foreign exchange gain (loss) on other assets and liabilities......................          --          --
                                                                                                        -----------  ----------
Net unrealized gain (loss) on investments and foreign currencies.......................................  (3,272,391)     50,934
                                                                                                        -----------  ----------
Net realized and unrealized gain (loss) on investments and foreign currencies..........................   5,153,437   3,439,897
                                                                                                        -----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................................ $ 5,074,439  $4,712,615
                                                                                                        ===========  ==========
--------
*Net of foreign withholding taxes on interest and dividends of......................................... $        --  $    7,652
                                                                                                        ===========  ==========

                                                                                                        International
                                                                                                           Equity
                                                                                                            Fund
                                                                                                        -------------
INVESTMENT INCOME:
  Dividends (unaffiliated).............................................................................  $   401,061
  Interest (unaffiliated)..............................................................................       27,799
                                                                                                         -----------
   Total investment income*............................................................................      428,860
                                                                                                         -----------
EXPENSES:
  Investment advisory and management fees..............................................................      487,714
  Distribution and service maintenance fees
   Class A.............................................................................................       87,231
   Class B.............................................................................................      102,156
   Class C.............................................................................................       95,321
  Service fees Class I.................................................................................       10,252
  Transfer agent fees and expenses
   Class A.............................................................................................       64,814
   Class B.............................................................................................       32,000
   Class C.............................................................................................       26,060
   Class I.............................................................................................        9,022
  Registration fees
   Class A.............................................................................................        7,936
   Class B.............................................................................................        6,566
   Class C.............................................................................................        6,131
   Class I.............................................................................................        5,191
   Class Z.............................................................................................           --
  Custodian fees.......................................................................................       67,104
  Reports to shareholders..............................................................................       21,103
  Audit and tax fees...................................................................................       15,910
  Legal fees...........................................................................................        1,545
  Trustees' fees and expenses..........................................................................        2,861
  Interest expense.....................................................................................           --
  Other expenses.......................................................................................        5,440
                                                                                                         -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments and custody credits..    1,054,357
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)...................       (3,326)
   Custody credits earned on cash balances.............................................................         (121)
                                                                                                         -----------
   Net expenses........................................................................................    1,050,910
                                                                                                         -----------
Net investment income (loss)...........................................................................     (622,050)
                                                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).................................................   11,541,844
Net realized foreign exchange gain (loss) on other assets and liabilities..............................        7,177
                                                                                                         -----------
Net realized gain (loss) on investments and foreign currencies.........................................   11,549,021
                                                                                                         -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........................    5,281,608
Change in unrealized foreign exchange gain (loss) on other assets and liabilities......................        4,245
                                                                                                         -----------
Net unrealized gain (loss) on investments and foreign currencies.......................................    5,285,853
                                                                                                         -----------
Net realized and unrealized gain (loss) on investments and foreign currencies..........................   16,834,874
                                                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................................  $16,212,824
                                                                                                         ===========
--------
*Net of foreign withholding taxes on interest and dividends of.........................................  $    33,231
                                                                                                         ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2006 -- (unaudited) (continued)

                                                                                                                       Biotech/
                                                                                                           Value        Health
                                                                                                           Fund          Fund
                                                                                                        -----------  -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................................. $ 2,925,219  $    97,556
  Interest (unaffiliated)..............................................................................      99,841       29,580
                                                                                                        -----------  -----------
   Total investment income*............................................................................   3,025,060      127,136
                                                                                                        -----------  -----------
EXPENSES:
  Investment advisory and management fees..............................................................   1,207,071      116,185
  Distribution and service maintenance fees
   Class A.............................................................................................     221,128       23,260
   Class B.............................................................................................     269,747       52,968
   Class C.............................................................................................     197,639       35,491
  Service fees Class I.................................................................................       3,906           --
  Transfer agent fees and expenses
   Class A.............................................................................................     160,674       19,640
   Class B.............................................................................................      75,182       16,425
   Class C.............................................................................................      49,385       11,345
   Class I.............................................................................................       3,481           --
  Registration fees
   Class A.............................................................................................      10,427        6,647
   Class B.............................................................................................       6,089        6,840
   Class C.............................................................................................       5,731        6,159
   Class I.............................................................................................       3,281           --
   Class Z.............................................................................................       5,083           --
  Custodian fees.......................................................................................      42,084       16,147
  Reports to shareholders..............................................................................      30,156       19,473
  Audit and tax fees...................................................................................      14,460       14,465
  Legal fees...........................................................................................       5,132        1,628
  Trustees' fees and expenses..........................................................................       6,968        1,549
  Interest expense.....................................................................................         339           --
  Other expenses.......................................................................................       7,302        5,170
                                                                                                        -----------  -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments and custody credits..   2,325,265      353,392
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)...................    (108,108)     (55,624)
   Custody credits earned on cash balances.............................................................          (4)        (158)
                                                                                                        -----------  -----------
   Net expenses........................................................................................   2,217,153      297,610
                                                                                                        -----------  -----------
Net investment income (loss)...........................................................................     807,907     (170,474)
                                                                                                        -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).................................................  11,143,773    1,623,563
Net realized foreign exchange gain (loss) on other assets and liabilities..............................          --           --
                                                                                                        -----------  -----------
Net realized gain (loss) on investments and foreign currencies.........................................  11,143,773    1,623,563
                                                                                                        -----------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........................  (2,389,222)  (1,029,684)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities......................          --           --
                                                                                                        -----------  -----------
Net unrealized gain (loss) on investments and foreign currencies.......................................  (2,389,222)  (1,029,684)
                                                                                                        -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies..........................   8,754,551      593,879
                                                                                                        -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................................ $ 9,562,458  $   423,405
                                                                                                        ===========  ===========
--------
*Net of foreign withholding taxes on interest and dividends of......................................... $        --  $     4,042
                                                                                                        ===========  ===========

                                                                                                        Tax Managed
                                                                                                        Equity Fund
                                                                                                        -----------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................................. $  236,073
  Interest (unaffiliated)..............................................................................     19,560
                                                                                                        ----------
   Total investment income*............................................................................    255,633
                                                                                                        ----------
EXPENSES:
  Investment advisory and management fees..............................................................    170,423
  Distribution and service maintenance fees
   Class A.............................................................................................     20,241
   Class B.............................................................................................     72,008
   Class C.............................................................................................     70,658
  Service fees Class I.................................................................................         --
  Transfer agent fees and expenses
   Class A.............................................................................................     14,764
   Class B.............................................................................................     18,988
   Class C.............................................................................................     17,833
   Class I.............................................................................................         --
  Registration fees
   Class A.............................................................................................      5,504
   Class B.............................................................................................      6,022
   Class C.............................................................................................      5,727
   Class I.............................................................................................         --
   Class Z.............................................................................................         --
  Custodian fees.......................................................................................     23,699
  Reports to shareholders..............................................................................     17,261
  Audit and tax fees...................................................................................     14,386
  Legal fees...........................................................................................      1,811
  Trustees' fees and expenses..........................................................................      1,840
  Interest expense.....................................................................................      7,159
  Other expenses.......................................................................................      5,338
                                                                                                        ----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments and custody credits..    473,662
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)...................    (88,785)
   Custody credits earned on cash balances.............................................................     (1,426)
                                                                                                        ----------
   Net expenses........................................................................................    383,451
                                                                                                        ----------
Net investment income (loss)...........................................................................   (127,818)
                                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).................................................  6,274,849
Net realized foreign exchange gain (loss) on other assets and liabilities..............................     (3,569)
                                                                                                        ----------
Net realized gain (loss) on investments and foreign currencies.........................................  6,271,280
                                                                                                        ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........................    738,558
Change in unrealized foreign exchange gain (loss) on other assets and liabilities......................       (158)
                                                                                                        ----------
Net unrealized gain (loss) on investments and foreign currencies.......................................    738,400
                                                                                                        ----------
Net realized and unrealized gain (loss) on investments and foreign currencies..........................  7,009,680
                                                                                                        ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................................ $6,881,862
                                                                                                        ==========
--------
*Net of foreign withholding taxes on interest and dividends of......................................... $    4,249
                                                                                                        ==========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                           Blue Chip Growth Fund
                                                                                         -------------------------
                                                                                           For the
                                                                                         six months
                                                                                            ended     For the year
                                                                                          March 31,       ended
                                                                                            2006      September 30,
                                                                                         (unaudited)      2005
                                                                                         -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  (327,366) $   (315,261)
  Net realized gain (loss) on investments and foreign currencies........................   4,746,758     7,805,094
  Net unrealized gain (loss) on investments and foreign currencies......................  (1,260,694)     (380,611)
                                                                                         -----------  ------------
Net increase (decrease) in net assets resulting from operations.........................   3,158,698     7,109,222
                                                                                         -----------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................          --            --
  Net investment income (Class B).......................................................          --            --
  Net investment income (Class C).......................................................          --            --
  Net investment income (Class I).......................................................          --            --
  Net investment income (Class Z).......................................................          --            --
  Net realized gain on securities (Class A).............................................          --            --
  Net realized gain on securities (Class B).............................................          --            --
  Net realized gain on securities (Class C).............................................          --            --
  Net realized gain on securities (Class I).............................................          --            --
  Net realized gain on securities (Class Z).............................................          --            --
                                                                                         -----------  ------------
Total distributions to shareholders.....................................................          --            --
                                                                                         -----------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (9,242,818)  (19,947,968)
                                                                                         -----------  ------------
Total increase (decrease) in net assets.................................................  (6,084,120)  (12,838,746)

NET ASSETS:
Beginning of period.....................................................................  86,045,083    98,883,829
                                                                                         -----------  ------------
End of period+.......................................................................... $79,960,963  $ 86,045,083
                                                                                         ===========  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $  (357,963) $    (30,597)
                                                                                         ===========  ============

                                                                                          Growth Opportunities Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2006      September 30,
                                                                                          (unaudited)      2005
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (396,437) $ (1,354,671)
  Net realized gain (loss) on investments and foreign currencies........................   14,250,701     2,100,231
  Net unrealized gain (loss) on investments and foreign currencies......................   (7,210,732)   15,610,477
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    6,643,532    16,356,037
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (11,498,696)  (29,708,256)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (4,855,164)  (13,352,219)

NET ASSETS:
Beginning of period..................................................................... $ 86,162,852    99,515,071
                                                                                         ------------  ------------
End of period+.......................................................................... $ 81,307,688  $ 86,162,852
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (422,430) $    (25,993)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                              New Century Fund
                                                                                         -------------------------
                                                                                         For the six
                                                                                           months
                                                                                            ended     For the year
                                                                                          March 31,       ended
                                                                                            2006      September 30,
                                                                                         (unaudited)      2005
                                                                                         -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  (251,806) $   (978,944)
  Net realized gain (loss) on investments and foreign currencies........................  15,657,534    20,006,729
  Net unrealized gain (loss) on investments and foreign currencies......................  (7,968,779)      370,558
                                                                                         -----------  ------------
Net increase (decrease) in net assets resulting from operations.........................   7,436,949    19,398,343
                                                                                         -----------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................          --            --
  Net investment income (Class B).......................................................          --            --
  Net investment income (Class C).......................................................          --            --
  Net investment income (Class I).......................................................          --            --
  Net investment income (Class Z).......................................................          --            --
  Net realized gain on securities (Class A).............................................          --            --
  Net realized gain on securities (Class B).............................................          --            --
  Net realized gain on securities (Class C).............................................          --            --
  Net realized gain on securities (Class I).............................................          --            --
  Net realized gain on securities (Class Z).............................................          --            --
                                                                                         -----------  ------------
Total distributions to shareholders.....................................................          --            --
                                                                                         -----------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (9,180,212)  (14,242,469)
                                                                                         -----------  ------------
Total increase (decrease) in net assets.................................................  (1,743,263)    5,155,874

NET ASSETS:
Beginning of period..................................................................... $99,622,083    94,466,209
                                                                                         -----------  ------------
End of period+.......................................................................... $97,878,820  $ 99,622,083
                                                                                         ===========  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $  (301,659) $    (49,853)
                                                                                         ===========  ============

                                                                                           Growth and Income Fund
                                                                                         --------------------------
                                                                                          For the six
                                                                                            months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2006      September 30,
                                                                                          (unaudited)      2005
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $    (78,998) $    690,534
  Net realized gain (loss) on investments and foreign currencies........................    8,425,828    10,983,468
  Net unrealized gain (loss) on investments and foreign currencies......................   (3,272,391)    3,664,558
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    5,074,439    15,338,560
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................      (99,245)     (579,790)
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................       (2,120)       (9,046)
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................     (101,365)     (588,836)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (22,909,171)  (37,788,265)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (17,936,097)  (23,038,541)

NET ASSETS:
Beginning of period.....................................................................  144,990,954   168,029,495
                                                                                         ------------  ------------
End of period+.......................................................................... $127,054,857  $144,990,954
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (118,253) $     62,110
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                            Balanced Assets Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2006      September 30,
                                                                                          (unaudited)      2005
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  1,272,718  $  2,915,164
  Net realized gain (loss) on investments and foreign currencies........................    3,388,963    12,701,272
  Net unrealized gain (loss) on investments and foreign currencies......................       50,934    (3,690,068)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    4,712,615    11,926,368
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (1,228,414)   (2,655,391)
  Net investment income (Class B).......................................................     (143,588)     (380,072)
  Net investment income (Class C).......................................................      (94,501)     (227,801)
  Net investment income (Class I).......................................................       (7,569)      (15,336)
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (1,474,072)   (3,278,600)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (19,230,016)  (38,444,884)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (15,991,473)  (29,797,116)

NET ASSETS:
Beginning of period.....................................................................  192,618,447   222,415,563
                                                                                         ------------  ------------
End of period+.......................................................................... $176,626,974  $192,618,447
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (276,464) $    (75,110)
                                                                                         ============  ============

                                                                                          International Equity Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2006      September 30,
                                                                                          (unaudited)      2005
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $   (622,050)  $   (97,309)
  Net realized gain (loss) on investments and foreign currencies........................   11,549,021    10,161,598
  Net unrealized gain (loss) on investments and foreign currencies......................    5,285,853     9,246,405
                                                                                         ------------   -----------
Net increase (decrease) in net assets resulting from operations.........................   16,212,824    19,310,694
                                                                                         ------------   -----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................           --            --
  Net investment income (Class B).......................................................           --            --
  Net investment income (Class C).......................................................           --            --
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
                                                                                         ------------   -----------
Total distributions to shareholders.....................................................           --            --
                                                                                         ------------   -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)    9,301,240    (5,206,184)
                                                                                         ------------   -----------
Total increase (decrease) in net assets.................................................   25,514,064    14,104,510

NET ASSETS:
Beginning of period.....................................................................   87,029,816    72,925,306
                                                                                         ------------   -----------
End of period+.......................................................................... $112,543,880   $87,029,816
                                                                                         ============   ===========
--------
+Includes accumulated undistributed net investment income (loss)........................ $   (707,292)  $   (85,242)
                                                                                         ============   ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                                 Value Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                           March 31,       ended
                                                                                             2006      September 30,
                                                                                          (unaudited)      2005
                                                                                         ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $    807,907  $  1,814,549
  Net realized gain (loss) on investments and foreign currencies........................   11,143,773    16,075,488
  Net unrealized gain (loss) on investments and foreign currencies......................   (2,389,222)   11,418,921
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from operations.........................    9,562,458    29,308,958
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................     (937,019)   (1,618,502)
  Net investment income (Class B).......................................................      (80,387)     (693,156)
  Net investment income (Class C).......................................................      (58,523)     (345,179)
  Net investment income (Class I).......................................................      (27,586)      (84,084)
  Net investment income (Class Z).......................................................     (189,399)     (191,677)
  Net realized gain on securities (Class A).............................................   (8,311,111)   (9,914,545)
  Net realized gain on securities (Class B).............................................   (3,719,250)   (6,829,375)
  Net realized gain on securities (Class C).............................................   (2,707,693)   (3,400,905)
  Net realized gain on securities (Class I).............................................     (214,316)     (502,260)
  Net realized gain on securities (Class Z).............................................   (1,144,084)     (868,391)
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (17,389,368)  (24,448,074)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (10,889,917)   41,739,610
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (18,716,827)   46,600,494

NET ASSETS:
Beginning of period.....................................................................  249,965,427   203,364,933
                                                                                         ------------  ------------
End of period+.......................................................................... $231,248,600  $249,965,427
                                                                                         ============  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $    538,663  $  1,023,670
                                                                                         ============  ============

                                                                                            Biotech/Health Fund
                                                                                         -------------------------
                                                                                           For the
                                                                                         six months
                                                                                            ended     For the year
                                                                                          March 31,       ended
                                                                                            2006      September 30,
                                                                                         (unaudited)      2005
                                                                                         -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  (170,474)  $  (549,402)
  Net realized gain (loss) on investments and foreign currencies........................   1,623,563     1,462,261
  Net unrealized gain (loss) on investments and foreign currencies......................  (1,029,684)        5,712
                                                                                         -----------   -----------
Net increase (decrease) in net assets resulting from operations.........................     423,405       918,571
                                                                                         -----------   -----------

Distributions to shareholders from:
  Net investment income (Class A).......................................................          --            --
  Net investment income (Class B).......................................................          --            --
  Net investment income (Class C).......................................................          --            --
  Net investment income (Class I).......................................................          --            --
  Net investment income (Class Z).......................................................          --            --
  Net realized gain on securities (Class A).............................................          --            --
  Net realized gain on securities (Class B).............................................          --            --
  Net realized gain on securities (Class C).............................................          --            --
  Net realized gain on securities (Class I).............................................          --            --
  Net realized gain on securities (Class Z).............................................          --            --
                                                                                         -----------   -----------
Total distributions to shareholders.....................................................          --            --
                                                                                         -----------   -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (3,779,249)   (8,724,957)
                                                                                         -----------   -----------
Total increase (decrease) in net assets.................................................  (3,355,844)   (7,806,386)

NET ASSETS:
Beginning of period.....................................................................  32,833,731    40,640,117
                                                                                         -----------   -----------
End of period+.......................................................................... $29,477,887   $32,833,731
                                                                                         ===========   ===========
--------
+Includes accumulated undistributed net investment income (loss)........................ $  (174,619)  $    (4,145)
                                                                                         ===========   ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                          Tax Managed Equity Fund
                                                                                         -------------------------
                                                                                           For the
                                                                                         six months
                                                                                            ended     For the year
                                                                                          March 31,       ended
                                                                                            2006      September 30,
                                                                                         (unaudited)      2005
                                                                                         -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).......................................................... $  (127,818) $    123,767
  Net realized gain (loss) on investments and foreign currencies........................   6,271,280      (347,518)
  Net unrealized gain (loss) on investments and foreign currencies......................     738,400     2,730,123
                                                                                         -----------  ------------
Net increase (decrease) in net assets resulting from operations.........................   6,881,862     2,506,372
                                                                                         -----------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................     (51,048)      (69,828)
  Net investment income (Class B).......................................................      (1,497)           --
  Net investment income (Class C).......................................................      (1,412)           --
  Net investment income (Class I).......................................................          --            --
  Net investment income (Class Z).......................................................          --            --
  Net realized gain on securities (Class A).............................................          --            --
  Net realized gain on securities (Class B).............................................          --            --
  Net realized gain on securities (Class C).............................................          --            --
  Net realized gain on securities (Class I).............................................          --            --
  Net realized gain on securities (Class Z).............................................          --            --
                                                                                         -----------  ------------
Total distributions to shareholders.....................................................     (53,957)      (69,828)
                                                                                         -----------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)    (804,951)  (13,611,181)
                                                                                         -----------  ------------
Total increase (decrease) in net assets.................................................   6,022,954   (11,174,637)

NET ASSETS:
Beginning of period.....................................................................  40,351,388    51,526,025
                                                                                         -----------  ------------
End of period+.......................................................................... $46,374,342  $ 40,351,388
                                                                                         ===========  ============
--------
+Includes accumulated undistributed net investment income (loss)........................ $  (136,706) $     45,069
                                                                                         ===========  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                                        BLUE CHIP GROWTH FUND
                                                                        ---------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                               Class A
-
09/30/01              $29.02     $(0.03)    $(11.13)   $(11.16)     $--     $(3.51) $(3.51) $14.35  (42.23)% $82,523
09/30/02               14.35      (0.07)      (3.13)     (3.20)      --         --      --   11.15  (22.30)   59,812
09/30/03               11.15      (0.06)       2.03       1.97       --         --      --   13.12   17.67    64,672
09/30/04               13.12      (0.08)       1.05       0.97       --         --      --   14.09    7.39    62,316
09/30/05               14.09      (0.01)       1.13       1.12       --         --      --   15.21    7.95    56,755
03/31/06(7)            15.21      (0.04)       0.64       0.60       --         --      --   15.81    3.94    53,641
                                                                               Class B
-
09/30/01              $27.24     $(0.16)    $(10.35)   $(10.51)     $--     $(3.51) $(3.51) $13.22  (42.66)% $34,649
09/30/02               13.22      (0.16)      (2.86)     (3.02)      --         --      --   10.20  (22.84)   31,203
09/30/03               10.20      (0.14)       1.84       1.70       --         --      --   11.90   16.67    30,263
09/30/04               11.90      (0.16)       0.96       0.80       --         --      --   12.70    6.72    27,946
09/30/05               12.70      (0.11)       1.02       0.91       --         --      --   13.61    7.17    22,558
03/31/06(7)            13.61      (0.09)       0.57       0.48       --         --      --   14.09    3.53    20,395
                                                                              Class C+
-
09/30/01              $27.19     $(0.15)    $(10.32)   $(10.47)     $--     $(3.51) $(3.51) $13.21  (42.58)% $ 6,127
09/30/02               13.21      (0.16)      (2.87)     (3.03)      --         --      --   10.18  (22.94)    7,687
09/30/03               10.18      (0.16)       1.85       1.69       --         --      --   11.87   16.60     7,286
09/30/04               11.87      (0.18)       0.96       0.78       --         --      --   12.65    6.57     6,458
09/30/05               12.65      (0.13)       1.01       0.88       --         --      --   13.53    6.96     5,278
03/31/06(7)            13.53      (0.09)       0.57       0.48       --         --      --   14.01    3.55     5,083
                                                                               Class I
-
11/16/01-09/30/02(3)  $16.30     $(0.04)    $ (5.10)   $ (5.14)     $--     $   --  $   --  $11.16  (31.53)% $15,612
09/30/03               11.16      (0.04)       2.04       2.00       --         --      --   13.16   17.92    19,778
09/30/04               13.16      (0.04)       1.05       1.01       --         --      --   14.17    7.67     2,164
09/30/05               14.17       0.03        1.14       1.17       --         --      --   15.34    8.26     1,454
03/31/06(7)            15.34      (0.03)       0.66       0.63       --         --      --   15.97    4.11       842



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average         Portfolio
  net assets        net assets         Turnover
----------        -------------        ---------


   1.45%              (0.15)%             136%
   1.47(6)            (0.47)(6)           107
   1.54               (0.50)              114
   1.60               (0.59)              145
   1.59               (0.09)              120
   1.55(4)(5)         (0.56)(4)(5)         89


   2.19%              (0.89)%             136%
   2.18(6)            (1.18)(6)           107
   2.32               (1.28)              114
   2.26               (1.25)              145
   2.32               (0.80)              120
   2.28(4)(5)         (1.29)(4)(5)         89


   2.11%(5)           (0.81)%(5)          136%
   2.23(6)            (1.25)(6)           107
   2.44               (1.40)              114
   2.37               (1.37)              145
   2.49               (0.98)              120
   2.26(4)(5)         (1.26)(4)(5)         89


   1.33%(4)(5)(6)     (0.32)%(4)(5)(6)    107%
   1.33(5)            (0.29)(5)           114
   1.33(5)            (0.26)(5)           145
   1.33(5)             0.22(5)            120
   1.28(4)(5)         (0.32)(4)(5)         89

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements/fee waivers (based on average net assets):

                          09/30/01 09/30/02(6) 09/30/03 09/30/04 09/30/05 03/31/06(4)
                          -------- ----------- -------- -------- -------- -----------
Blue Chip Growth Class A.    -- %      -- %       -- %     -- %     -- %     0.05%
Blue Chip Growth Class B.     --        --         --       --       --      0.05
Blue Chip Growth Class C+   0.03        --         --       --       --      0.05
Blue Chip Growth Class I.     --      0.08(4)    0.33     0.13     0.49      1.25

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.01%.
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                       GROWTH OPPORTUNITIES FUND
                                                                       -------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net                 Net
                       Asset      Net        (both               Dividends  butions         Asset              Assets
                       Value   investment  realized   Total from  from net   from    Total  Value              end of
                     beginning   income       and     investment investment capital distri- end of   Total     period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   -------
                                                                                Class A
-
09/30/01              $40.79     $(0.14)    $(22.33)   $(22.47)     $--     $(2.90) $(2.90) $15.42  (58.23)%   $89,935
09/30/02               15.42      (0.17)      (5.26)     (5.43)      --         --      --    9.99  (35.21)     50,018
09/30/03                9.99      (0.13)       3.88       3.75       --         --      --   13.74   37.54      62,600
09/30/04               13.74      (0.16)       0.07      (0.09)      --         --      --   13.65   (0.66)(7)  49,918
09/30/05               13.65      (0.17)       2.79       2.62       --         --      --   16.27   19.19      44,641
03/31/06(8)            16.27      (0.06)       1.51       1.45       --         --      --   17.72    8.91      43,686
                                                                                Class B
-
09/30/01              $38.00     $(0.28)    $(20.66)   $(20.94)     $--     $(2.90) $(2.90) $14.16  (58.50)%   $54,902
09/30/02               14.16      (0.26)      (4.79)     (5.05)      --         --      --    9.11  (35.66)     33,221
09/30/03                9.11      (0.20)       3.53       3.33       --         --      --   12.44   36.55      38,870
09/30/04               12.44      (0.24)       0.07      (0.17)      --         --      --   12.27   (1.37)(7)  31,429
09/30/05               12.27      (0.25)       2.50       2.25       --         --      --   14.52   18.34      27,673
03/31/06(8)            14.52      (0.10)       1.34       1.24       --         --      --   15.76    8.54      25,554
                                                                               Class C+
-
09/30/01              $37.97     $(0.28)    $(20.64)   $(20.92)     $--     $(2.90) $(2.90) $14.15  (58.50)%   $31,594
09/30/02               14.15      (0.26)      (4.79)     (5.05)      --         --      --    9.10  (35.69)     17,484
09/30/03                9.10      (0.20)       3.53       3.33       --         --      --   12.43   36.59      19,808
09/30/04               12.43      (0.24)       0.06      (0.18)      --         --      --   12.25   (1.45)(7)  14,599
09/30/05               12.25      (0.26)       2.51       2.25       --         --      --   14.50   18.37      12,089
03/31/06(8)            14.50      (0.10)       1.34       1.24       --         --      --   15.74    8.55      11,458
                                                                                Class I
-
11/16/01-09/30/02(3)  $18.09     $(0.14)    $ (7.95)   $ (8.09)     $--     $   --  $   --  $10.00  (44.72)%   $ 3,054
09/30/03               10.00      (0.10)       3.90       3.80       --         --      --   13.80   38.00       4,404
09/30/04               13.80      (0.13)       0.08      (0.05)      --         --      --   13.75   (0.36)(7)   3,493
09/30/05               13.75      (0.13)       2.82       2.69       --         --      --   16.44   19.56       1,759
03/31/06(8)            16.44      (0.03)       1.51       1.48       --         --      --   17.92    9.00         609



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average         Portfolio
  net assets        net assets         Turnover
----------        -------------        ---------


   1.49%              (0.57)%             207%
   1.49(6)            (1.11)(6)           344
   1.63               (1.11)              204
   1.58               (1.09)              170
   1.65               (1.15)               86
   1.58(4)(5)         (0.66)(4)(5)        113


   2.17%              (1.25)%             207%
   2.18(6)            (1.80)(6)           344
   2.36               (1.85)              204
   2.27               (1.78)              170
   2.32               (1.82)               86
   2.30(4)(5)         (1.38)(4)(5)        113


   2.16%              (1.24)%             207%
   2.21(6)            (1.82)(6)           344
   2.33               (1.82)              204
   2.29               (1.80)              170
   2.39               (1.89)               86
   2.24(4)(5)         (1.32)(4)(5)        113


   1.33%(4)(5)(6)     (0.95)%(4)(5)(6)    344%
   1.33(5)            (0.82)(5)           204
   1.33(5)            (0.85)(5)           170
   1.33(5)            (0.85)(5)            86
   1.28(4)(5)         (0.26)(4)(5)        113

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements/fee waivers (based on average net assets):

                              09/30/01 09/30/02(6) 09/30/03 09/30/04 09/30/05 03/31/06(4)
                              -------- ----------- -------- -------- -------- -----------
Growth Opportunities Class A.   -- %       -- %       -- %     -- %     -- %     0.05%
Growth Opportunities Class B.    --         --         --       --       --      0.05
Growth Opportunities Class C+    --         --         --       --       --      0.05
Growth Opportunities Class I.    --       0.18(4)    0.50     0.18     0.49      1.59

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(7)The Fund's total return increased from a gain realized on the disposal of investments in violation of investment restrictions on Class A 0.07%, Class B 0.10%, Class C 0.10% and Class I 0.08%.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                   NEW CENTURY FUND
                                                                   ----------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------- ----------
                                                                       Class A
-
09/30/01      $41.14     $(0.05)    $(19.00)   $(19.05)     $--     $(8.88) $(8.88) $13.21  (54.88)% $101,691    1.46%
09/30/02       13.21      (0.13)      (1.86)     (1.99)      --         --      --   11.22  (15.06)    74,710    1.50
09/30/03       11.22      (0.13)       2.35       2.22       --         --      --   13.44   19.79     85,685    1.57
09/30/04       13.44      (0.17)       1.50       1.33       --         --      --   14.77    9.90     80,872    1.57
09/30/05       14.77      (0.15)       3.38       3.23       --         --      --   18.00   21.87     87,314    1.58
03/31/06(4)    18.00      (0.04)       1.49       1.45       --         --      --   19.45    8.06     86,143    1.54(5)
                                                                       Class B
-
09/30/01      $38.61     $(0.17)    $(17.57)   $(17.74)     $--     $(8.88) $(8.88) $11.99  (55.15)% $ 39,577    2.11%
09/30/02       11.99      (0.20)      (1.68)     (1.88)      --         --      --   10.11  (15.68)    23,271    2.18
09/30/03       10.11      (0.20)       2.12       1.92       --         --      --   12.03   18.99     16,078    2.28
09/30/04       12.03      (0.25)       1.35       1.10       --         --      --   13.13    9.14     11,415    2.29
09/30/05       13.13      (0.25)       3.00       2.75       --         --      --   15.88   20.94     10,344    2.32
03/31/06(4)    15.88      (0.10)       1.32       1.22       --         --      --   17.10    7.68      9,729    2.35(5)
                                                                       Class C+
-
09/30/01      $38.55     $(0.17)    $(17.54)   $(17.71)     $--     $(8.88) $(8.88) $11.96  (55.16)% $  4,508    2.13%(3)
09/30/02       11.96      (0.20)      (1.67)     (1.87)      --         --      --   10.09  (15.64)     2,447    2.14(3)
09/30/03       10.09      (0.18)       2.11       1.93       --         --      --   12.02   19.13      2,183    2.14(3)
09/30/04       12.02      (0.22)       1.34       1.12       --         --      --   13.14    9.32      2,180    2.10(3)
09/30/05       13.14      (0.22)       3.02       2.80       --         --      --   15.94   21.31      1,964    2.14(3)
03/31/06(4)    15.94      (0.08)       1.32       1.24       --         --      --   17.18    7.78      2,007    2.14(3)(5)



    Ratio
   of net
 investment
income (loss)
 to average      Portfolio
 net assets      Turnover
-------------    ---------


    (0.23)%         282%
    (0.92)          199
    (1.08)          123
    (1.20)          110
    (0.89)           80
    (0.43)(5)       102


    (0.88)%         282%
    (1.60)          199
    (1.77)          123
    (1.91)          110
    (1.64)           80
    (1.23)(5)       102


    (0.90)%(3)      282%
    (1.56)(3)       199
    (1.63)(3)       123
    (1.73)(3)       110
    (1.45)(3)        80
    (1.02)(3)(5)    102

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets):

                      09/30/01 09/30/02 09/30/03 09/30/04 09/30/05 03/31/06(5)
                      -------- -------- -------- -------- -------- -----------
 New Century Class C+   0.06%    0.27%    0.66%    0.48%    0.66%     0.65%

(4)Unaudited
(5)Annualized
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                       GROWTH AND INCOME FUND
                                                                       ----------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                              Class A
-
09/30/01              $20.00     $(0.03)    $(7.43)     $(7.46)    $   --   $(1.43) $(1.43) $11.11  (39.45)% $75,795
09/30/02               11.11         --      (2.24)      (2.24)        --       --      --    8.87  (20.16)   71,482
09/30/03                8.87       0.01       1.31        1.32         --       --      --   10.19   14.88    70,826
09/30/04               10.19       0.00       1.19        1.19         --       --      --   11.38   11.68    69,069
09/30/05               11.38       0.10       1.03        1.13      (0.11)      --   (0.11)  12.40    9.89    65,666
03/31/06(7)            12.40       0.02       0.49        0.51      (0.02)      --   (0.02)  12.89    4.11    63,456
                                                                              Class B
-
09/30/01              $19.44     $(0.12)    $(7.19)     $(7.31)    $   --   $(1.43) $(1.43) $10.70  (39.85)% $99,012
09/30/02               10.70      (0.07)     (2.14)      (2.21)        --       --      --    8.49  (20.65)   81,686
09/30/03                8.49      (0.06)      1.26        1.20         --       --      --    9.69   14.13    66,378
09/30/04                9.69      (0.07)      1.13        1.06         --       --      --   10.75   10.94    54,199
09/30/05               10.75       0.02       0.97        0.99         --       --      --   11.74    9.21    41,120
03/31/06(7)            11.74      (0.03)      0.46        0.43         --       --      --   12.17    3.66    32,885
                                                                              Class C+
-
09/30/01              $19.42     $(0.13)    $(7.18)     $(7.31)    $   --   $(1.43) $(1.43) $10.68  (39.89)% $28,283
09/30/02               10.68      (0.07)     (2.13)      (2.20)        --       --      --    8.48  (20.60)   60,174
09/30/03                8.48      (0.06)      1.25        1.19         --       --      --    9.67   14.03    49,593
09/30/04                9.67      (0.07)      1.13        1.06         --       --      --   10.73   10.96    43,993
09/30/05               10.73       0.02       0.97        0.99         --       --      --   11.72    9.23    37,448
03/31/06(7)            11.72      (0.03)      0.47        0.44         --       --      --   12.16    3.75    30,353
                                                                              Class I
-
11/16/01-09/30/02(3)  $12.29     $ 0.02     $(3.43)     $(3.41)    $   --   $   --  $   --  $ 8.88  (27.75)% $ 9,877
09/30/03                8.88       0.02       1.31        1.33         --       --      --   10.21   14.98    12,899
09/30/04               10.21       0.02       1.18        1.20         --       --      --   11.41   11.75       769
09/30/05               11.41       0.12       1.04        1.16      (0.14)      --   (0.14)  12.43   10.18       758
03/31/06(7)            12.43       0.03       0.49        0.52      (0.04)      --   (0.04)  12.91    4.17       360



                       Ratio
                      of net
   Ratio of         investment
   expenses        income (loss)
  to average        to average        Portfolio
  net assets        net assets        Turnover
----------        -------------       ---------


   1.45%              (0.21)%            126%
   1.50(6)            (0.01)(6)          118
   1.50                0.06              123
   1.50                0.01              139
   1.55                0.78               79
   1.52(4)             0.24(4)            83


   2.09%              (0.85)%            126%
   2.13(6)            (0.66)(6)          118
   2.16               (0.59)             123
   2.17               (0.67)             139
   2.20                0.16               79
   2.21(4)            (0.45)(4)           83


   2.13%              (0.88)%            126%
   2.17(6)            (0.68)(6)          118
   2.16               (0.60)             123
   2.14               (0.64)             139
   2.18                0.17               79
   2.19(4)            (0.44)(4)           83


   1.32%(4)(5)(6)      0.21%(4)(5)(6)    118%
   1.32(5)             0.23(5)           123
   1.32(5)             0.19(5)           139
   1.31(5)             1.00(5)            79
   1.32(4)(5)          0.40(4)(5)         83

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                          09/30/01 09/30/02(6) 09/30/03 09/30/04 09/30/05 03/31/06(4)
                          -------- ----------- -------- -------- -------- -----------
Growth and Income Class I   -- %      0.12%(4)   0.37%    0.14%    0.96%     2.35%

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.02%.
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                         BALANCED ASSETS FUND
                                                                         --------------------
                                              Net gain
                                              (loss) on
                           Net               investments                       Distri-          Net               Net
                          Asset      Net        (both               Dividends  butions         Asset            Assets
                          Value   investment  realized   Total from  from net   from    Total  Value            end of
                        beginning   income       and     investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                                Class A
-
09/30/01                 $20.96     $0.22      $(5.73)     $(5.51)    $(0.21)  $(2.00) $(2.21) $13.24  (28.35)% $229,609
09/30/02(7)               13.24      0.19       (1.45)      (1.26)     (0.19)      --   (0.19)  11.79   (9.65)   183,652
09/30/03                  11.79      0.10        0.68        0.78      (0.12)      --   (0.12)  12.45    6.65    175,324
09/30/04                  12.45      0.12        0.78        0.90      (0.16)      --   (0.16)  13.19    7.27    160,269
09/30/05                  13.19      0.21        0.56        0.77      (0.24)      --   (0.24)  13.72    5.84    142,573
03/31/06(8)               13.72      0.12        0.17        0.29      (0.05)      --   (0.05)  13.96    2.67    133,637
                                                                                Class B
-
09/30/01                 $20.92     $0.11      $(5.70)     $(5.59)    $(0.13)  $(2.00) $(2.13) $13.20  (28.80)% $ 95,473
09/30/02(7)               13.20      0.10       (1.45)      (1.35)     (0.11)      --   (0.11)  11.74  (10.29)    64,452
09/30/03                  11.74      0.03        0.68        0.71      (0.04)      --   (0.04)  12.41    6.07     47,496
09/30/04                  12.41      0.03        0.77        0.80      (0.07)      --   (0.07)  13.14    6.45     38,687
09/30/05                  13.14      0.13        0.55        0.68      (0.15)      --   (0.15)  13.67    5.16     30,002
03/31/06(8)               13.67      0.07        0.20        0.27      (0.03)      --   (0.03)  13.91    2.31     25,361
                                                                               Class C+
-
09/30/01                 $20.94     $0.12      $(5.72)     $(5.60)    $(0.13)  $(2.00) $(2.13) $13.21  (28.83)% $ 24,450
09/30/02(7)               13.21      0.09       (1.43)      (1.34)     (0.11)      --   (0.11)  11.76  (10.21)    31,894
09/30/03                  11.76      0.03        0.67        0.70      (0.04)      --   (0.04)  12.42    5.97     25,784
09/30/04                  12.42      0.03        0.78        0.81      (0.07)      --   (0.07)  13.16    6.53     22,781
09/30/05                  13.16      0.13        0.55        0.68      (0.15)      --   (0.15)  13.69    5.15     19,298
03/31/06(8)               13.69      0.07        0.20        0.27      (0.03)      --   (0.03)  13.93    2.30     16,886
                                                                                Class I
-
11/16/01-09/30/02(3)(7)  $14.29     $0.19      $(2.48)     $(2.29)    $(0.21)  $   --  $(0.21) $11.79  (16.18)% $  4,457
09/30/03                  11.79      0.12        0.69        0.81      (0.14)      --   (0.14)  12.46    6.89      4,574
09/30/04                  12.46      0.16        0.77        0.93      (0.18)      --   (0.18)  13.21    7.44        679
09/30/05                  13.21      0.25        0.55        0.80      (0.28)      --   (0.28)  13.73    6.10        746
03/31/06(8)               13.73      0.13        0.18        0.31      (0.06)      --   (0.06)  13.98    2.85        742



                      Ratio
                     of net
   Ratio of        investment
   expenses       income (loss)
  to average       to average        Portfolio
  net assets       net assets        Turnover
----------        -------------      ---------


   1.44%              1.32%             362%
   1.47(6)            1.39(6)           485
   1.49               0.86              409
   1.50               0.89              181
   1.62               1.56              160
   1.51(4)(5)         1.67(4)(5)         87


   2.08%              0.68%             362%
   2.12(6)            0.73(6)           485
   2.16               0.22              409
   2.18               0.20              181
   2.27               0.91              160
   2.20(4)(5)         0.97(4)(5)         87


   2.05%(5)           0.71%(5)          362%
   2.13(6)            0.72(6)           485
   2.15               0.22              409
   2.18               0.21              181
   2.26               0.92              160
   2.16(4)(5)         1.01(4)(5)         87


   1.33%(4)(5)(6)     1.52%(4)(5)(6)    485%
   1.33(5)            1.02(5)           409
   1.29(5)            1.10(5)           181
   1.32(5)            1.84(5)           160
   1.28(4)(5)         1.90(4)(5)         87

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of sale of respective class of shares.
(4)Annualized
(5)Net of the following expense reimbursements/fee waivers (based on average net assets):

                         09/30/01 09/30/02(6) 09/30/03 09/30/04 09/30/05 03/31/06(4)
                         -------- ----------- -------- -------- -------- -----------
Balanced Assets Class A.    -- %      -- %       -- %     -- %     -- %     0.05%
Balanced Assets Class B.     --        --         --       --       --      0.05
Balanced Assets Class C+   0.06        --         --       --       --      0.05
Balanced Assets Class I.     --      0.19(4)    0.19     0.24     1.47      1.77

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by 0.01%.
(7)The Fund has adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began accreting discount and amortizing premium on debt securities. The per share affect of this change for the period ended September 30, 2002 on investment income and realized and unrealized gain and losses was approximately $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.05% for all classes of shares. Per share data and ratios for periods prior to September 30, 2002 have not been restated to reflect this change in accounting policy.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       INTERNATIONAL EQUITY FUND
                                                                       -------------------------
                                              Net gain
                                              (loss) on
                           Net               investments                       Distri-          Net               Net
                          Asset      Net        (both               Dividends  butions         Asset            Assets
                          Value   investment  realized   Total from  from net   from    Total  Value            end of
                        beginning   income       and     investment investment capital distri- end of   Total   period
     Period Ended       of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
----------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                                Class A
-
10/31/00                 $14.26     $(0.11)    $ 0.29      $ 0.18     $   --   $   --  $   --  $14.44    1.26%  $49,085
10/31/01                  14.44      (0.05)     (4.40)      (4.45)        --    (1.11)  (1.11)   8.88  (33.17)   24,408
11/01/01-09/30/02(8)       8.88       0.00      (1.88)      (1.88)        --       --      --    7.00  (21.17)   30,896
09/30/03                   7.00       0.03       1.70        1.73         --       --      --    8.73   24.71    28,720
09/30/04                   8.73       0.01       1.46        1.47       0.00       --    0.00   10.20   16.88    32,221
09/30/05                  10.20       0.02       2.82        2.84         --       --      --   13.04   27.84    43,527
03/31/06(9)               13.04      (0.08)      2.43        2.35         --       --      --   15.39   18.02    59,112
                                                                                Class B
-
10/31/00                 $13.98     $(0.22)    $ 0.31      $ 0.09     $   --   $   --  $   --  $14.07    0.64%  $48,901
10/31/01                  14.07      (0.13)     (4.26)      (4.39)        --    (1.11)  (1.11)   8.57  (33.64)   26,747
11/01/01-09/30/02(8)       8.57      (0.06)     (1.78)      (1.84)        --       --      --    6.73  (21.47)   25,509
09/30/03                   6.73      (0.03)      1.64        1.61         --       --      --    8.34   23.92    24,799
09/30/04                   8.34      (0.06)      1.41        1.35         --       --      --    9.69   16.19    20,673
09/30/05                   9.69      (0.06)      2.68        2.62         --       --      --   12.31   27.04    19,546
03/31/06(9)               12.31      (0.11)      2.28        2.17         --       --      --   14.48   17.63    22,234
                                                                               Class C+
-
10/31/00                 $13.99     $(0.21)    $ 0.30      $ 0.09     $   --   $   --  $   --  $14.08    0.64%  $20,367
10/31/01                  14.08      (0.12)     (4.28)      (4.40)        --    (1.11)  (1.11)   8.57  (33.69)   12,949
11/01/01-09/30/02(8)       8.57      (0.06)     (1.79)      (1.85)        --       --      --    6.72  (21.59)   15,067
09/30/03                   6.72      (0.03)      1.64        1.61         --       --      --    8.33   23.96    14,787
09/30/04                   8.33      (0.06)      1.41        1.35         --       --      --    9.68   16.21    15,798
09/30/05                   9.68      (0.06)      2.67        2.61         --       --      --   12.29   26.96    16,892
03/31/06(9)               12.29      (0.11)      2.28        2.17         --       --      --   14.46   17.66    21,813
                                                                                Class I
-
11/16/01-09/30/02(6)(8)  $ 9.09     $ 0.01     $(2.08)     $(2.07)    $   --   $   --  $   --  $ 7.02  (22.77)% $15,802
09/30/03                   7.02       0.03       1.72        1.75         --       --      --    8.77   24.93    20,499
09/30/04                   8.77      (0.04)      1.53        1.49      (0.01)      --   (0.01)  10.25   16.96     4,233
09/30/05                  10.25       0.05       2.82        2.87         --       --      --   13.12   28.00     7,065
03/31/06(9)               13.12      (0.06)      2.44        2.38         --       --      --   15.50   18.14     9,385



                       Ratio
   Ratio of           of net
   expenses         investment
  to average       income (loss)
     net            to average        Portfolio
  assets(4)        net assets(4)      Turnover
----------        -------------       ---------


   2.03%(5)           (0.72)%(5)          89%
   2.03               (0.42)             272
   1.93(3)(5)(7)      (0.06)(3)(5)(7)    230
   1.90                0.35              209
   1.90                0.06              202
   1.90                0.17              126
   1.90(3)            (1.01)(3)           70


   2.68%(5)           (1.37)%(5)          89%
   2.68               (1.14)             272
   2.56(3)(5)(7)      (0.72)(3)(5)(7)    230
   2.55               (0.41)             209
   2.55               (0.62)             202
   2.55               (0.51)             126
   2.55(3)            (1.69)(3)           70


   2.68%(5)           (1.30)%(5)          89%
   2.68               (1.13)             272
   2.55(3)(5)(7)      (0.72)(3)(5)(7)    230
   2.55               (0.38)             209
   2.55               (0.60)             202
   2.55               (0.49)             126
   2.55(3)            (1.67)(3)           70


   1.80%(3)(5)(7)      0.16%(3)(5)(7)    230%
   1.80                0.43              209
   1.80               (0.34)             202
   1.80                0.43              126
   1.80(3)            (0.95)(3)           70

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

                              10/31/00 10/31/01 09/30/02(7) 09/30/03 09/30/04 09/30/05 03/31/06(3)
                              -------- -------- ----------- -------- -------- -------- -----------
International Equity Class A.   0.04%    0.03%     0.08%      0.18%    0.10%    0.09%     (0.02)%
International Equity Class B.   0.04     0.06      0.14       0.13     0.11     0.17       0.06
International Equity Class C+   0.10     0.14      0.13       0.28     0.06     0.14       0.02
International Equity Class I.     --       --      0.11       0.16     0.12     0.14       0.03

(5)The ratio reflects an expense cap which is net of custody credits of (0.01)%.
(6)Commencement of sale of respective class of shares.
(7)Includes expense reimbursements (recoupments), but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have remained the same.
(8)The Fund changed its fiscal year end from October 31 to September 30.
(9)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                        VALUE FUND
                                                                        ----------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                          Class A
-
10/31/00              $16.82     $0.04      $ 1.68      $ 1.72     $   --   $(0.77) $(0.77) $17.77   10.73%  $ 52,062
10/31/01               17.77      0.11       (0.83)      (0.72)        --    (1.95)  (1.95)  15.10   (4.42)    51,150
10/31/02               15.10      0.18        0.07        0.25      (0.09)   (0.63)  (0.72)  14.63    1.44     50,975
10/31/03               14.63      0.29        2.05        2.34      (0.18)   (0.46)  (0.64)  16.33   16.59     60,701
11/1/03-09/30/04(8)    16.33      0.32        1.86        2.18      (0.37)   (0.45)  (0.82)  17.69   13.79     91,769
09/30/05               17.69      0.17        2.22        2.39      (0.29)   (1.78)  (2.07)  18.01   14.06    130,754
03/31/06(9)            18.01      0.08        0.64        0.72      (0.13)   (1.17)  (1.30)  17.43    4.13    121,074
                                                                          Class B
-
10/31/00              $16.51     $0.06      $ 1.51      $ 1.57     $   --   $(0.77) $(0.77) $17.31   10.00%  $ 79,261
10/31/01               17.31      0.00       (0.80)      (0.80)        --    (1.95)  (1.95)  14.56   (5.06)    77,667
10/31/02               14.56      0.07        0.07        0.14      (0.01)   (0.63)  (0.64)  14.06    0.74     78,584
10/31/03               14.06      0.19        1.98        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94     83,935
11/1/03-09/30/04(8)    15.69      0.24        1.75        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     68,492
09/30/05               16.96      0.07        2.11        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     57,704
03/31/06(9)            17.18      0.02        0.63        0.65      (0.03)   (1.17)  (1.20)  16.63    3.86     50,084
                                                                         Class C+
-
10/31/00              $16.51     $0.07      $ 1.49      $ 1.56     $   --   $(0.77) $(0.77) $17.30    9.93%  $ 14,652
10/31/01               17.30      0.00       (0.79)      (0.79)        --    (1.95)  (1.95)  14.56   (5.01)    17,805
10/31/02               14.56      0.07        0.07        0.14      (0.01)   (0.63)  (0.64)  14.06    0.74     18,504
10/31/03               14.06      0.18        1.99        2.17      (0.08)   (0.46)  (0.54)  15.69   15.94     23,208
11/1/03-09/30/04(8)    15.69      0.22        1.77        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     30,985
09/30/05               16.96      0.06        2.12        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     41,095
03/31/06(9)            17.18      0.02        0.62        0.64      (0.03)   (1.17)  (1.20)  16.62    3.80     37,634
                                                                          Class I
-
11/16/01-10/31/02(6)  $15.93     $0.19      $(0.77)     $(0.58)    $(0.09)  $(0.63) $(0.72) $14.63   (3.83)% $  4,726
10/31/03               14.63      0.30        2.05        2.35      (0.19)   (0.46)  (0.65)  16.33   16.72      6,629
11/1/03-09/30/04(8)    16.33      0.37        1.83        2.20      (0.40)   (0.45)  (0.85)  17.68   13.91      4,746
09/30/05               17.68      0.20        2.20        2.40      (0.30)   (1.78)  (2.08)  18.00   14.12      3,106
03/31/06(9)            18.00      0.08        0.66        0.74      (0.15)   (1.17)  (1.32)  17.42    4.24      3,098
                                                                          Class Z
-
10/31/00              $16.97     $0.13      $ 1.69      $ 1.82     $   --   $(0.77) $(0.77) $18.02   11.25%  $    353
10/31/01               18.02      0.21       (0.85)      (0.64)        --    (1.95)  (1.95)  15.43   (3.86)       487
10/31/02               15.43      0.27        0.06        0.33      (0.16)   (0.63)  (0.79)  14.97    1.98        360
10/31/03               14.97      0.36        2.13        2.49      (0.25)   (0.46)  (0.71)  16.75   17.36      4,532
11/1/03-09/30/04(8)    16.75      0.41        1.92        2.33      (0.45)   (0.45)  (0.90)  18.18   14.37      7,370
09/30/05               18.18      0.27        2.30        2.57      (0.39)   (1.78)  (2.17)  18.58   14.77     17,307
03/31/06(9)            18.58      0.13        0.67        0.80      (0.19)   (1.17)  (1.36)  18.02    4.47     19,358



                  Ratio
                 of net
  Ratio of     investment
  expenses    income (loss)
 to average    to average   Portfolio
net assets(4) net assets(4) Turnover
------------- ------------- ---------


    1.78%(5)      0.25%(5)      95%
    1.78(5)       0.68(5)      146
    1.78          1.15         188
    1.78(7)       1.94(7)      138
    1.73(3)       2.12(3)      204
    1.63          1.00          82
    1.63(3)       0.88(3)       71


    2.43%(5)      0.39%(5)      95%
    2.43(5)       0.03(5)      146
    2.43          0.49         188
    2.41(7)       1.32(7)      138
    2.40(3)       1.58(3)      204
    2.28          0.38          82
    2.28(3)       0.22(3)       71


    2.43%(5)      0.40%(5)      95%
    2.43(5)       0.02(5)      146
    2.43          0.49         188
    2.43(7)       1.28(7)      138
    2.41(3)       1.48(3)      204
    2.28          0.36          82
    2.28(3)       0.23(3)       71


    1.68%(3)      1.26%(3)     188%
    1.68(7)       2.02(7)      138
    1.67(3)       2.31(3)      204
    1.53          1.11          82
    1.53(3)       0.98(3)       71


    1.21%(5)      0.72%(5)      95%
    1.21(5)       1.26(5)      146
    1.21          1.69         188
    1.21(7)       2.33(7)      138
    1.19(3)       2.58(3)      204
    1.06          1.54          82
    1.06(3)       1.45(3)       71

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets):

               10/31/00 10/31/01 10/31/02  10/31/03 09/30/04(3) 09/30/05 03/31/06(3)
               -------- -------- --------  -------- ----------- -------- -----------
Value Class A.   0.09%    0.00%    0.01%    (0.01)%    0.04%      0.08%     0.08%
Value Class B.   0.07       --    (0.02)    (0.01)     0.02       0.14      0.11
Value Class C+   0.11     0.05     0.03      0.02      0.06       0.08      0.09
Value Class I.     --       --     0.19(3)     --      0.10       0.25      0.24
Value Class Z.  10.14     6.55     5.52      1.00      0.16       0.10      0.08

(5)The ratio reflects an expense cap which is net of custody credits of (0.01)%.
(6)Commencement of sale of respective class of shares.
(7)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by

                                           10/31/03
                                           --------
                            Value Class A.   0.01%
                            Value Class B.   0.01
                            Value Class C+   0.01
                            Value Class I.   0.01
                            Value Class Z.   0.00

(8)The Fund changed its fiscal year end from October 31 to September 30.
(9)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                      BIOTECH/HEALTH FUND
                                                                      -------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-          Net               Net
                       Asset      Net        (both               Dividends  butions         Asset            Assets
                       Value   investment  realized   Total from  from net   from    Total  Value            end of
                     beginning   income       and     investment investment capital distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------
                                                                            Class A
-
06/14/00-10/31/00(3)  $12.50     $(0.02)    $ 3.48      $ 3.46      $--     $   --  $   --  $15.96   27.68%  $30,489
10/31/01               15.96      (0.06)     (4.32)      (4.38)      --      (0.55)  (0.55)  11.03  (27.92)   27,865
10/31/02               11.03      (0.13)     (3.28)      (3.41)      --         --      --    7.62  (30.92)   16,092
10/31/03                7.62      (0.11)      2.30        2.19       --         --      --    9.81   28.74    18,924
11/01/03-09/30/04(7)    9.81      (0.11)     (0.67)      (0.78)      --         --      --    9.03   (7.95)   15,839
09/30/05                9.03      (0.10)      0.48        0.38       --         --      --    9.41    4.21    13,902
03/31/06(8)             9.41      (0.03)      0.18        0.15       --         --      --    9.56    1.59    12,730
                                                                            Class B
-
06/14/00-10/31/00(3)  $12.50     $(0.05)    $ 3.47      $ 3.42      $--     $   --  $   --  $15.92   27.36%  $23,457
10/31/01               15.92      (0.14)     (4.31)      (4.45)      --      (0.55)  (0.55)  10.92  (28.45)   25,552
10/31/02               10.92      (0.19)     (3.23)      (3.42)      --         --      --    7.50  (31.32)   15,757
10/31/03                7.50      (0.16)      2.25        2.09       --         --      --    9.59   27.87    17,843
11/01/03-09/30/04(7)    9.59      (0.16)     (0.66)      (0.82)      --         --      --    8.77   (8.55)   14,417
09/30/05                8.77      (0.16)      0.47        0.31       --         --      --    9.08    3.53    11,448
03/31/06(8)             9.08      (0.06)      0.17        0.11       --         --      --    9.19    1.21     9,920
                                                                            Class C+
-
06/14/00-10/31/00(3)  $12.50     $(0.05)    $ 3.48      $ 3.43      $--     $   --  $   --  $15.93   27.44%  $20,386
10/31/01               15.93      (0.14)     (4.31)      (4.45)      --      (0.55)  (0.55)  10.93  (28.43)   23,581
10/31/02               10.93      (0.19)     (3.23)      (3.42)      --         --      --    7.51  (31.29)   12,448
10/31/03                7.51      (0.16)      2.26        2.10       --         --      --    9.61   27.96    12,662
11/01/03-09/30/04(7)    9.61      (0.16)     (0.66)      (0.82)      --         --      --    8.79   (8.53)   10,384
09/30/05                8.79      (0.16)      0.47        0.31       --         --      --    9.10    3.53     7,484
03/31/06(8)             9.10      (0.06)      0.17        0.11       --         --      --    9.21    1.21     6,829



                    Ratio
                   of net
  Ratio of       investment
  expenses      income (loss)
 to average      to average       Portfolio
net assets(5)   net assets(5)     Turnover
-------------   -------------     ---------


    1.55%(4)(6)     (0.28)%(4)(6)    112%
    1.55(6)         (0.50)(6)        333
    1.55            (1.38)           340
    1.55            (1.32)           236
    1.55(4)         (1.15)(4)        149
    1.55            (1.17)           171
    1.55(4)         (0.73)(4)         63


    2.20%(4)(6)     (1.08)%(4)(6)    112%
    2.20(6)         (1.18)(6)        333
    2.20            (2.03)           340
    2.20            (1.97)           236
    2.20(4)         (1.80)(4)        149
    2.20            (1.82)           171
    2.20(4)         (1.38)(4)         63


    2.20%(4)(6)     (1.07)%(4)(6)    112%
    2.20(6)         (1.17)(6)        333
    2.20            (2.03)           340
    2.20            (1.97)           236
    2.20(4)         (1.80)(4)        149
    2.20            (1.83)           171
    2.20(4)         (1.38)(4)         63

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                        10/31/00(4) 10/31/01 10/31/02 10/31/03 09/30/04(4) 09/30/05 03/31/06(4)
                        ----------- -------- -------- -------- ----------- -------- -----------
Biotech/Health Class A.    0.49%      0.19%    0.20%    0.23%     0.28%      0.26%     0.32%
Biotech/Health Class B.    0.96       0.21     0.20     0.26      0.26       0.29      0.37
Biotech/Health Class C+    1.09       0.20     0.21     0.33      0.26       0.31      0.42

(6)The ratio reflects an expense cap which is net of custody credits of less than (0.01)%
(7)The Fund changed its fiscal year end from October 31 to September 30.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                     TAX MANAGED EQUITY FUND
                                                                     -----------------------
                                           Net Gain
                                           (loss) on
                                          investments                       Distri -          Net               Net
                     Net Asset    Net        (both               Dividends  butions          Asset            Assets
                       Value   investment  realized   Total from  from net    from    Total  Value            end of
                     beginning   income       and     investment investment capital  distri- end of   Total   period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains   butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- -------- ------- ------ --------- -------
                                                                             Class A
-
03/01/99-10/31/99(3)  $12.50     $ 0.00     $ 1.15      $ 1.15     $   --     $--    $   --  $13.65    9.20%  $25,067
10/31/00               13.65      (0.02)      0.91        0.89         --      --        --   14.54    6.52    38,802
10/31/01               14.54       0.00      (3.50)      (3.50)        --      --        --   11.04  (24.07)   28,739
10/31/02               11.04       0.01      (2.05)      (2.04)        --      --        --    9.00  (18.48)   16,587
10/31/03                9.00       0.03       1.46        1.49         --      --        --   10.49   16.56    14,877
11/01/03-09/30/04(7)   10.49       0.03       0.75        0.78         --      --        --   11.27    7.44    13,562
09/30/05               11.27       0.09       0.53        0.62      (0.06)     --     (0.06)  11.83    5.51    11,251
03/31/06(8)            11.83      (0.01)      2.24        2.23      (0.06)     --     (0.06)  14.00   18.89    15,077
                                                                             Class B
-
03/01/99-10/31/99(3)  $12.50     $(0.06)    $ 1.14      $ 1.08     $   --     $--    $   --  $13.58    8.64%  $27,524
10/31/00               13.58      (0.11)      0.91        0.80         --      --        --   14.38    5.89    47,972
10/31/01               14.38      (0.08)     (3.45)      (3.53)        --      --        --   10.85  (24.55)   40,677
10/31/02               10.85      (0.06)     (2.00)      (2.06)        --      --        --    8.79  (18.99)   25,703
10/31/03                8.79      (0.03)      1.41        1.38         --      --        --   10.17   15.70    22,694
11/01/03-09/30/04(7)   10.17      (0.04)      0.73        0.69         --      --        --   10.86    6.78    19,669
09/30/05               10.86       0.01       0.52        0.53         --      --        --   11.39    4.88    15,117
03/31/06(8)            11.39      (0.05)      2.16        2.11      (0.00)     --     (0.00)  13.50   18.54    14,272
                                                                            Class C+
-
03/01/99-10/31/99(3)  $12.50     $(0.06)    $ 1.16      $ 1.10     $   --     $--    $   --  $13.60    8.80%  $27,884
10/31/00               13.60      (0.11)      0.91        0.80         --      --        --   14.40    5.88    51,348
10/31/01               14.40      (0.08)     (3.46)      (3.54)        --      --        --   10.86  (24.58)   43,610
10/31/02               10.86      (0.06)     (2.00)      (2.06)        --      --        --    8.80  (18.97)   26,430
10/31/03                8.80      (0.03)      1.42        1.39         --      --        --   10.19   15.80    23,036
11/01/03-09/30/04(7)   10.19      (0.04)      0.73        0.69         --      --        --   10.88    6.77    18,295
09/30/05               10.88       0.01       0.51        0.52         --      --        --   11.40    4.78    13,983
03/31/06(8)            11.40      (0.05)      2.16        2.11      (0.00)     --     (0.00)  13.51   18.52    17,025



                    Ratio
                   of net
  Ratio of       investment
  expenses      income (loss)
 to average      to average       Portfolio
net assets(5)   net assets(5)     Turnover
-------------   -------------     ---------


    1.45%(4)(6)     (0.02)%(4)(6)      9%
    1.45(6)         (0.14)(6)          7
    1.45(6)         (0.03)(6)         19
    1.45             0.09             16
    1.45             0.35             13
    1.45(4)          0.25(4)          20
    1.45             0.74             32
    1.45(4)         (0.18)(4)        487


    2.10%(4)(6)     (0.74)%(4)(6)      9%
    2.10(6)         (0.79)(6)          7
    2.10(6)         (0.68)(6)         19
    2.10            (0.56)            16
    2.10            (0.30)            13
    2.10(4)         (0.40)(4)         20
    2.10             0.09             32
    2.10(4)         (0.82)(4)        487


    2.10%(4)(6)     (0.75)%(4)(6)      9%
    2.10(6)         (0.79)(6)          7
    2.10(6)         (0.68)(6)         19
    2.10            (0.56)            16
    2.10            (0.30)            13
    2.10(4)         (0.40)(4)         20
    2.10             0.09             32
    2.10(4)         (0.82)(4)        487

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets):

                            10/31/99(4) 10/31/00 10/31/01 10/31/02 10/31/03 09/30/04(4) 09/30/05 03/31/06(4)
                            ----------- -------- -------- -------- -------- ----------- -------- -----------
Tax Managed Equity Class A.    1.07%      0.23%    0.15%    0.00%    0.26%     0.24%      0.38%     0.45%
Tax Managed Equity Class B.    0.84       0.22     0.15     0.20     0.23      0.25       0.35      0.45
Tax Managed Equity Class C+    0.83       0.22     0.14     0.21     0.23      0.24       0.33      0.43

(6)The ratio reflects an expense cap which is net of custody credits of less than (0.01)%.
(7)The Fund changed its fiscal year end from October 31 to September 30.
(8)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)

Industry Allocation*

                     Telecommunications.............   9.8%
                     Retail.........................   9.1
                     Electronics....................   8.8
                     Health Services................   6.9
                     Pharmaceuticals................   6.9
                     Computer Software..............   6.1
                     Financial Services.............   5.9
                     Medical Products...............   5.9
                     Conglomerate...................   4.3
                     Manufacturing..................   4.3
                     Internet Content...............   4.2
                     Apparel & Textiles.............   3.4
                     Food, Beverage & Tobacco.......   3.4
                     Aerospace & Military Technology   2.8
                     Broadcasting & Media...........   2.5
                     Computers & Business Equipment.   2.5
                     Machinery......................   2.3
                     Energy Services................   2.1
                     Household & Personal Products..   2.1
                     Repurchase Agreements..........   1.9
                     Chemicals......................   1.1
                     Transportation.................   1.1
                     Insurance......................   1.0
                     Energy Sources.................   0.9
                     Metals & Mining................   0.7
                                                     -----
                                                     100.0%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited)

                                                             Value
                   Security Description            Shares   (Note 2)
          ----------------------------------------------------------
          COMMON STOCK -- 98.1%
          Aerospace & Military Technology -- 2.8%
            The Boeing Co.........................  17,500 $1,363,775
            United Technologies Corp..............  14,700    852,159
                                                           ----------
                                                            2,215,934
                                                           ----------
          Apparel & Textiles -- 3.4%
            Coach, Inc.+..........................  44,200  1,528,436
            NIKE, Inc., Class B...................  14,100  1,199,910
                                                           ----------
                                                            2,728,346
                                                           ----------
          Broadcasting & Media -- 2.5%
            Omnicom Group, Inc....................  11,500    957,375
            The Walt Disney Co....................  35,700    995,673
                                                           ----------
                                                            1,953,048
                                                           ----------
          Chemicals -- 1.1%
            Sigma-Aldrich Corp....................  13,000    855,270
                                                           ----------
          Computer Software -- 6.1%
            EMC Corp.+............................  84,900  1,157,187
            Microsoft Corp........................ 104,200  2,835,282
            Oracle Corp.+.........................  65,800    900,802
                                                           ----------
                                                            4,893,271
                                                           ----------
          Computers & Business Equipment -- 2.5%
            Apple Computer, Inc.+.................  12,200    765,184
            International Business Machines Corp..  14,500  1,195,815
                                                           ----------
                                                            1,960,999
                                                           ----------
          Conglomerate -- 4.3%
            General Electric Co...................  99,800  3,471,044
                                                           ----------
          Electronics -- 8.8%
            Agilent Technologies, Inc.+...........  22,000    826,100
            AMETEK, Inc...........................  38,700  1,739,952
            Applied Materials, Inc................  21,400    374,714
            Broadcom Corp., Class A+..............   6,100    263,276
            Emerson Electric Co...................   9,300    777,759
            Intel Corp............................  40,004    774,077
            L-3 Communications Holdings, Inc......  11,600    995,164
            Texas Instruments, Inc................  40,000  1,298,800
                                                           ----------
                                                            7,049,842
                                                           ----------
          Energy Services -- 2.1%
            GlobalSantaFe Corp....................  13,900    844,425
            Halliburton Co........................  11,100    810,522
                                                           ----------
                                                            1,654,947
                                                           ----------
          Energy Sources -- 0.9%
            Exxon Mobil Corp......................  12,300    748,578
                                                           ----------
          Financial Services -- 5.9%
            American Express Co...................  15,700    825,035
            Merrill Lynch & Co., Inc..............  16,300  1,283,788
            The Bear Stearns Cos., Inc............   9,300  1,289,910
            The Goldman Sachs Group, Inc..........   8,500  1,334,160
                                                           ----------
                                                            4,732,893
                                                           ----------
          Food, Beverage & Tobacco -- 3.4%
            Constellation Brands, Inc., Class A+..  38,500    964,425
            PepsiCo, Inc..........................  30,900  1,785,711
                                                           ----------
                                                            2,750,136
                                                           ----------

                                                             Value
                    Security Description            Shares  (Note 2)
          ----------------------------------------------------------
          Health Services -- 6.9%
            Coventry Health Care, Inc.+............ 21,300 $1,149,774
            Medco Health Solutions, Inc.+.......... 13,900    795,358
            Omnicare, Inc.......................... 14,000    769,860
            UnitedHealth Group, Inc................ 21,500  1,200,990
            WellPoint, Inc.+....................... 21,100  1,633,773
                                                           ----------
                                                            5,549,755
                                                           ----------
          Household & Personal Products -- 2.1%
            Procter & Gamble Co.................... 29,500  1,699,790
                                                           ----------
          Insurance -- 1.0%
            Marsh & McLennan Cos., Inc............. 26,900    789,784
                                                           ----------
          Internet Content -- 4.2%
            eBay, Inc.+............................ 30,000  1,171,800
            Google, Inc., Class A+.................  3,500  1,365,000
            Yahoo!, Inc.+.......................... 24,800    800,048
                                                           ----------
                                                            3,336,848
                                                           ----------
          Machinery -- 2.3%
            IDEX Corp.............................. 35,400  1,846,818
                                                           ----------
          Manufacturing -- 4.3%
            Danaher Corp........................... 15,700    997,735
            Dover Corp............................. 25,000  1,214,000
            ITT Industries, Inc.................... 22,400  1,259,328
                                                           ----------
                                                            3,471,063
                                                           ----------
          Medical Products -- 5.9%
            DENTSPLY International, Inc............ 10,300    598,945
            Fisher Scientific International, Inc.+. 17,300  1,177,265
            Johnson & Johnson...................... 30,700  1,818,054
            Medtronic, Inc......................... 22,700  1,152,025
                                                           ----------
                                                            4,746,289
                                                           ----------
          Metals & Mining -- 0.7%
            Companhia Vale do Rio Doce ADR......... 12,200    592,066
                                                           ----------
          Pharmaceuticals -- 6.9%
            Abbott Laboratories.................... 19,900    845,153
            Amgen, Inc.+........................... 22,400  1,629,600
            Biogen Idec, Inc.+..................... 29,900  1,408,290
            Genzyme Corp.+......................... 11,800    793,196
            Novartis AG ADR........................ 15,300    848,232
                                                           ----------
                                                            5,524,471
                                                           ----------
          Retail -- 9.1%
            Abercrombie & Fitch Co., Class A.......  3,500    204,050
            CVS Corp............................... 56,700  1,693,629
            Kohl's Corp.+.......................... 34,200  1,812,942
            Target Corp............................ 15,400    800,954
            The Home Depot, Inc.................... 33,500  1,417,050
            Wal-Mart Stores, Inc................... 28,300  1,336,892
                                                           ----------
                                                            7,265,517
                                                           ----------
          Telecommunications -- 9.8%
            Cisco Systems, Inc.+................... 84,400  1,828,948
            Corning, Inc.+......................... 36,600    984,906
            Motorola, Inc.......................... 72,100  1,651,811
            Nokia Oyj Sponsored ADR................ 39,100    810,152
            QUALCOMM, Inc.......................... 32,250  1,632,173
            Sprint Nextel Corp..................... 35,000    904,400
                                                           ----------
                                                            7,812,390
                                                           ----------

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited) (continued)

                                                 Shares/
                                                Principal     Value
                 Security Description            Amount      (Note 2)
         --------------------------------------------------------------
         COMMON STOCK (continued)
         Transportation -- 1.1%
           Norfolk Southern Corp..............     15,400  $   832,678
                                                           -----------
         Total Long-Term Investment Securities
           (cost $74,590,393).................              78,481,777
                                                           -----------

         REPURCHASE AGREEMENTS -- 1.9%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1)
            (cost $1,481,000)................. $1,481,000    1,481,000
                                                           -----------
         TOTAL INVESTMENTS
           (cost $76,071,393)(2)..............      100.0%  79,962,777
         Liabilities in excess of other assets        0.0       (1,814)
                                               ----------  -----------
         NET ASSETS                                 100.0% $79,960,963
                                               ==========  ===========

--------
+  Non-income producing securities
(1)See Note 2 for details of Joint Repurchase Agreements
(2)See Note 5 for cost of investments on a tax basis
ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)

Industry Allocation*

                     Business Services..............  9.2%
                     Repurchase Agreements..........  7.3
                     Health Services................  7.1
                     Telecommunications.............  6.6
                     Retail.........................  6.5
                     Electronics....................  6.4
                     Computer Software..............  5.5
                     Pharmaceuticals................  5.0
                     Energy Sources.................  4.8
                     Energy Services................  4.6
                     Leisure & Tourism..............  4.5
                     Medical Products...............  4.0
                     Aerospace & Military Technology  3.5
                     Banks..........................  3.2
                     Metals & Mining................  3.2
                     Manufacturing..................  3.0
                     Internet Software..............  2.0
                     Automotive.....................  1.9
                     Computers & Business Equipment.  1.9
                     Financial Services.............  1.4
                     Apparel & Textiles.............  1.3
                     Restaurants....................  1.3
                     Transportation.................  1.3
                     Utilities......................  1.1
                     Household & Personal Products..  0.8
                     Machinery......................  0.8
                                                     ----
                                                     98.2%
                                                     ====

--------
* Calculated as a percentage of net assets.

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited)

                                                             Value
                    Security Description           Shares   (Note 2)
           ----------------------------------------------------------
           COMMON STOCK -- 90.9%
           Aerospace & Military Technology -- 3.5%
             DRS Technologies, Inc................  17,700 $  971,199
             Esterline Technologies Corp.+........  30,000  1,282,500
             TransDigm Group, Inc.+...............  21,300    548,475
                                                           ----------
                                                            2,802,174
                                                           ----------
           Apparel & Textiles -- 1.3%
             Quiksilver, Inc.+....................  76,400  1,058,904
                                                           ----------
           Automotive -- 1.9%
             Midas, Inc.+.........................  70,500  1,541,835
                                                           ----------
           Banks -- 3.2%
             Franklin Bank Corp.+.................  94,900  1,824,927
             Signature Bank+......................  23,900    778,901
                                                           ----------
                                                            2,603,828
                                                           ----------
           Business Services -- 9.2%
             Alliance Data Systems Corp.+.........  41,100  1,922,247
             Clayton Holdings, Inc.+..............  18,800    396,304
             Healthcare Services Group, Inc.......  29,200    623,712
             Heartland Payment Systems, Inc.+.....  80,900  2,003,893
             PeopleSupport, Inc.+................. 113,300  1,110,340
             Rollins, Inc.........................  67,400  1,364,176
                                                           ----------
                                                            7,420,672
                                                           ----------
           Computer Software -- 5.5%
             Bottomline Technologies, Inc.+.......  66,400    911,672
             Lawson Software, Inc.+............... 220,300  1,689,701
             Parametric Technology Corp.+.........  94,760  1,547,431
             THQ, Inc.+...........................  12,600    326,214
                                                           ----------
                                                            4,475,018
                                                           ----------
           Computers & Business Equipment -- 1.9%
             Cogent, Inc.+........................  41,800    766,612
             Intergraph Corp.+....................  19,200    799,872
                                                           ----------
                                                            1,566,484
                                                           ----------
           Electronics -- 6.4%
             AMETEK, Inc..........................  33,300  1,497,168
             AMIS Holdings, Inc.+.................  62,500    566,250
             Entegris, Inc.+...................... 118,800  1,264,032
             FLIR Systems, Inc.+..................  31,200    886,392
             ON Semiconductor Corp.+..............  96,600    701,316
             Ultralife Batteries, Inc.+...........  22,300    286,555
                                                           ----------
                                                            5,201,713
                                                           ----------
           Energy Services -- 4.6%
             Basic Energy Services, Inc.+.........  25,500    759,900
             Global Industries, Ltd.+.............  62,200    901,278
             RPC, Inc.............................  32,500    742,625
             Todco, Class A+......................  33,400  1,316,294
                                                           ----------
                                                            3,720,097
                                                           ----------
           Energy Sources -- 4.8%
             Bill Barrett Corp.+..................  28,000    912,520
             KCS Energy, Inc.+....................  38,200    993,200
             Range Resources Corp.................  36,900  1,007,739
             Unit Corp.+..........................  18,100  1,009,075
                                                           ----------
                                                            3,922,534
                                                           ----------

                                                                 Value
                   Security Description                Shares   (Note 2)
      ------------------------------------------------------------------
      Financial Services -- 1.4%
        CapitalSource, Inc............................  46,462 $1,155,974
                                                               ----------
      Health Services -- 7.1%
        Dialysis Corp. of America+....................  51,400    682,078
        Kindred Healthcare, Inc.+.....................  30,400    764,560
        LifePoint Hospitals, Inc.+....................  40,700  1,265,770
        Orchid Cellmark, Inc.+........................ 104,800    601,552
        Symbion, Inc.+................................  65,400  1,481,310
        United Surgical Partners International, Inc.+.  26,900    952,529
                                                               ----------
                                                                5,747,799
                                                               ----------
      Household & Personal Products -- 0.8%
        Jarden Corp.+.................................  18,400    604,440
                                                               ----------
      Internet Software -- 2.0%
        Aladdin Knowledge Systems, Ltd.+..............  19,800    444,510
        Openwave Systems, Inc.+.......................  53,100  1,145,898
                                                               ----------
                                                                1,590,408
                                                               ----------
      Leisure & Tourism -- 4.5%
        Boyd Gaming Corp..............................  28,500  1,423,290
        Gaylord Entertainment Co.+....................  23,000  1,043,740
        Regal Entertainment Group, Class A............  64,600  1,215,126
                                                               ----------
                                                                3,682,156
                                                               ----------
      Machinery -- 0.8%
        Astec Industries, Inc.+.......................  17,200    617,480
                                                               ----------
      Manufacturing -- 3.0%
        Applied Films Corp.+..........................  46,400    901,552
        Blount International, Inc.+...................  64,600  1,040,706
        Matthews International Corp., Class A.........  13,000    497,380
                                                               ----------
                                                                2,439,638
                                                               ----------
      Medical Products -- 4.0%
        Allscripts Healthcare Solutions, Inc.+........  33,000    604,230
        Caliper Life Sciences, Inc.+..................  70,700    452,480
        DepoMed, Inc.+................................  94,400    616,432
        ev3, Inc.+....................................  33,800    598,598
        Kyphon, Inc.+.................................  27,100  1,008,120
                                                               ----------
                                                                3,279,860
                                                               ----------
      Metals & Mining -- 3.2%
        International Coal Group, Inc.+............... 108,000  1,051,920
        Natural Resource Partners LP..................  29,500  1,557,010
                                                               ----------
                                                                2,608,930
                                                               ----------
      Pharmaceuticals -- 5.0%
        CV Therapeutics, Inc.+........................  36,500    805,920
        DUSA Pharmaceuticals, Inc.+...................  96,400    680,584
        MGI Pharma, Inc.+.............................  56,200    983,500
        NPS Pharmaceuticals, Inc.+....................  61,700    526,918
        United Therapeutics Corp.+....................  16,600  1,100,248
                                                               ----------
                                                                4,097,170
                                                               ----------
      Restaurants -- 1.3%
        Denny's Corp.+................................ 228,300  1,086,708
                                                               ----------
      Retail -- 6.5%
        Allion Healthcare, Inc.+......................  38,200    517,992
        Guitar Center, Inc.+..........................  32,300  1,540,710

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited) (continued)

                                                     Shares/
                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK (continued)
      Retail (continued)
        Inergy LP.................................     70,200  $ 1,877,850
        Pacific Sunwear of California, Inc.+......     60,000    1,329,600
                                                               -----------
                                                                 5,266,152
                                                               -----------
      Telecommunications -- 6.6%
        ADTRAN, Inc...............................     21,300      557,634
        Alaska Communications Systems Group, Inc..     46,800      567,684
        Arris Group, Inc.+........................     75,800    1,043,008
        Comtech Telecommunications Corp.+.........     38,400    1,120,128
        NTELOS Holdings Corp.+....................     48,600      680,886
        SafeNet, Inc.+............................     53,600    1,419,328
                                                               -----------
                                                                 5,388,668
                                                               -----------
      Transportation -- 1.3%
        Hornbeck Offshore Services, Inc.+.........     29,900    1,078,493
                                                               -----------
      Utilities -- 1.1%
        DPL, Inc..................................     34,000      918,000
                                                               -----------
      Total Long-Term Investment Securities
         (cost $68,839,413).......................              73,875,135
                                                               -----------
      REPURCHASE AGREEMENTS -- 7.3%
        State Street Bank & Trust Co.
         Joint Repurchase Agreement(1)............ $  966,000      966,000
        UBS Securities LLC
         Joint Repurchase Agreement(1)............  5,000,000    5,000,000
                                                               -----------
      Total Repurchase Agreements
         (cost $5,966,000)........................               5,966,000
                                                               -----------
      TOTAL INVESTMENTS
         (cost $74,805,413)(2)....................       98.2%  79,841,135
      Other assets less liabilities...............        1.8    1,466,553
                                                   ----------  -----------
      NET ASSETS                                        100.0% $81,307,688
                                                   ==========  ===========

--------
+  Non-income producing securities
(1)See Note 2 for details of Joint Repurchase Agreements
(2)See Note 5 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica New Century Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)

Industry Allocation*

                     Retail.........................  11.8%
                     Health Services................   9.5
                     Electronics....................   8.8
                     Repurchase Agreements..........   8.6
                     Energy Sources.................   7.6
                     Medical Products...............   6.6
                     Leisure & Tourism..............   4.6
                     Pharmaceuticals................   4.6
                     Manufacturing..................   4.4
                     Metals & Mining................   4.3
                     Energy Services................   4.0
                     Food, Beverage & Tobacco.......   3.8
                     Telecommunications.............   3.8
                     Internet Software..............   3.4
                     Aerospace & Military Technology   3.0
                     Business Services..............   2.9
                     Computers & Business Equipment.   1.8
                     Computer Software..............   1.6
                     Financial Services.............   1.6
                     Household & Personal Products..   1.4
                     Utilities......................   1.1
                     Banks..........................   0.9
                     Broadcasting & Media...........   0.8
                                                     -----
                                                     100.9%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited)


                                                           Value
                   Security Description          Shares   (Note 2)
            ------------------------------------------------------
            COMMON STOCK -- 92.3%
            Aerospace & Military Technology -- 3.0%
              DRS Technologies, Inc.............  21,600 $1,185,192
              Goodrich Corp.....................  39,600  1,726,956
                                                         ----------
                                                          2,912,148
                                                         ----------
            Banks -- 0.9%
              Signature Bank+...................  27,200    886,448
                                                         ----------
            Broadcasting & Media -- 0.8%
              Getty Images, Inc.+...............  10,500    786,240
                                                         ----------
            Business Services -- 2.9%
              Alliance Data Systems Corp.+......  60,400  2,824,908
                                                         ----------
            Computer Software -- 1.6%
              Parametric Technology Corp.+......  73,700  1,203,521
              THQ, Inc.+........................  14,500    375,405
                                                         ----------
                                                          1,578,926
                                                         ----------
            Computers & Business Equipment -- 1.8%
              Intergraph Corp.+.................  21,900    912,354
              Cogent, Inc.+.....................  50,400    924,336
                                                         ----------
                                                          1,836,690
                                                         ----------
            Electronics -- 8.8%
              Altera Corp.+.....................  74,300  1,533,552
              Analog Devices, Inc...............  36,500  1,397,585
              Entegris, Inc.+................... 132,200  1,406,608
              FLIR Systems, Inc.+...............  37,700  1,071,057
              L-3 Communications Holdings, Inc..  27,900  2,393,541
              ON Semiconductor Corp.+........... 115,800    840,708
                                                         ----------
                                                          8,643,051
                                                         ----------
            Energy Services -- 4.0%
              Cooper Cameron Corp.+.............  21,900    965,352
              Patterson-UTI Energy, Inc.........  41,900  1,339,124
              Todco, Class A+...................  40,100  1,580,341
                                                         ----------
                                                          3,884,817
                                                         ----------
            Energy Sources -- 7.6%
              Bill Barrett Corp.+...............  34,100  1,111,319
              EOG Resources, Inc................  12,000    864,000
              Newfield Exploration Co.+.........  25,000  1,047,500
              Range Resources Corp..............  44,300  1,209,833
              Southwestern Energy Co.+..........  30,500    981,795
              Unit Corp.+.......................  21,700  1,209,775
              XTO Energy, Inc...................  22,600    984,682
                                                         ----------
                                                          7,408,904
                                                         ----------
            Financial Services -- 1.6%
              CapitalSource, Inc................  37,987    945,117
              Legg Mason, Inc...................   4,700    589,051
                                                         ----------
                                                          1,534,168
                                                         ----------
            Food, Beverage & Tobacco -- 3.8%
              The Hershey Co....................  40,500  2,115,315
              Wm. Wrigley Jr. Co................  25,100  1,606,400
                                                         ----------
                                                          3,721,715
                                                         ----------
            Health Services -- 9.5%
              Coventry Health Care, Inc.+.......  10,300    555,994
              IMS Health, Inc...................  96,800  2,494,536

                                                                 Value
                   Security Description                Shares   (Note 2)
      ------------------------------------------------------------------
      Health Services (continued)
        Kindred Healthcare, Inc.+.....................  34,500 $  867,675
        LifePoint Hospitals, Inc.+....................  49,300  1,533,230
        Omnicare, Inc.................................  26,000  1,429,740
        Triad Hospitals, Inc.+........................  30,700  1,286,330
        United Surgical Partners International, Inc.+.  30,800  1,090,628
                                                               ----------
                                                                9,258,133
                                                               ----------
      Household & Personal Products -- 1.4%
        Fortune Brands, Inc...........................   8,200    661,166
        Jarden Corp.+.................................  22,000    722,700
                                                               ----------
                                                                1,383,866
                                                               ----------
      Internet Software -- 3.4%
        Openwave Systems, Inc.+.......................  45,000    971,100
        Symantec Corp.+............................... 140,200  2,359,566
                                                               ----------
                                                                3,330,666
                                                               ----------
      Leisure & Tourism -- 4.6%
        Boyd Gaming Corp..............................  37,500  1,872,750
        Gaylord Entertainment Co.+....................  27,500  1,247,950
        Regal Entertainment Group, Class A............  72,200  1,358,082
                                                               ----------
                                                                4,478,782
                                                               ----------
      Manufacturing -- 4.4%
        Blount International, Inc.+...................  78,300  1,261,413
        Danaher Corp..................................  21,000  1,334,550
        ITT Industries, Inc...........................  15,400    865,788
        Pentair, Inc..................................  21,300    867,975
                                                               ----------
                                                                4,329,726
                                                               ----------
      Medical Products -- 6.6%
        Biomet, Inc...................................  34,900  1,239,648
        Fisher Scientific International, Inc.+........   8,500    578,425
        Invitrogen Corp. +............................  17,600  1,234,288
        Kinetic Concepts, Inc.+.......................  22,700    934,559
        Kyphon, Inc.+.................................  33,000  1,227,600
        The Cooper Cos., Inc..........................  23,200  1,253,496
                                                               ----------
                                                                6,468,016
                                                               ----------
      Metals & Mining -- 4.3%
        International Coal Group, Inc.+............... 122,300  1,191,202
        Massey Energy Co..............................  31,800  1,147,026
        Natural Resource Partners LP..................  35,200  1,857,856
                                                               ----------
                                                                4,196,084
                                                               ----------
      Pharmaceuticals -- 4.6%
        CV Therapeutics, Inc.+........................  41,100    907,488
        MedImmune, Inc.+..............................  17,700    647,466
        MGI Pharma, Inc.+.............................  67,500  1,181,250
        Sepracor, Inc.+...............................  15,100    737,031
        United Therapeutics Corp.+....................  16,300  1,080,364
                                                               ----------
                                                                4,553,599
                                                               ----------
      Retail -- 11.8%
        Abercrombie & Fitch Co., Class A..............  20,000  1,166,000
        Bed Bath & Beyond, Inc.+......................  65,700  2,522,880
        Guitar Center, Inc.+..........................  39,100  1,865,070
        Inergy LP.....................................  75,800  2,027,650

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited) (continued)

                                                  Shares/
                                                 Principal     Value
                 Security Description             Amount      (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Retail (continued)
          Kohl's Corp.+........................     46,200  $ 2,449,062
          Pacific Sunwear of California, Inc.+.     69,200    1,533,472
                                                            -----------
                                                             11,564,134
                                                            -----------
        Telecommunications -- 3.8%
          Comverse Technology, Inc.+...........     33,000      776,490
          Juniper Networks, Inc.+..............     96,600    1,846,992
          SafeNet, Inc.+.......................     40,300    1,067,144
                                                            -----------
                                                              3,690,626
                                                            -----------
        Utilities -- 1.1%
          DPL, Inc.............................     40,900    1,104,300
                                                            -----------
        Total Long-Term Investment Securities
           (cost $87,713,353)..................              90,375,947
                                                            -----------
        REPURCHASE AGREEMENTS -- 8.6%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)....... $  370,000      370,000
          UBS Securities LLC
           Joint Repurchase Agreement(1).......  8,000,000    8,000,000
                                                            -----------
        Total Repurchase Agreements
           (cost $8,370,000)...................               8,370,000
                                                            -----------
        TOTAL INVESTMENTS
           (cost $96,083,353)(2)...............      100.9%  98,745,947
        Liabilities in excess of other assets..       (0.9)    (867,127)
                                                ----------  -----------
        NET ASSETS                                   100.0% $97,878,820
                                                ==========  ===========

--------
+  Non-income producing securities
(1)See Note 2 for details of Joint Repurchase Agreements
(2)See Note 5 for cost of investments on a tax basis

See Notes to Financial Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)

Industry Allocation*

                     Financial Services............. 11.7%
                     Telecommunications.............  8.9
                     Electronics....................  7.4
                     Energy Sources.................  6.9
                     Pharmaceuticals................  6.5
                     Banks..........................  5.9
                     Food, Beverage & Tobacco.......  5.5
                     Retail.........................  5.4
                     Aerospace & Military Technology  4.2
                     Broadcasting & Media...........  4.0
                     Computers & Business Equipment.  3.6
                     Medical Products...............  3.4
                     Computer Software..............  3.1
                     Conglomerate...................  3.0
                     Insurance......................  2.9
                     Manufacturing..................  2.8
                     Health Services................  2.5
                     Household & Personal Products..  2.1
                     Utilities......................  1.9
                     Energy Services................  1.6
                     Apparel & Textiles.............  1.5
                     Chemicals......................  1.0
                     Internet Content...............  1.0
                     Metals & Mining................  1.0
                     Transportation.................  1.0
                                                     ----
                                                     98.8%
                                                     ====

--------
* Calculated as a percentage of net assets.

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited)


                                                             Value
                   Security Description            Shares   (Note 2)
          ----------------------------------------------------------
          COMMON STOCK -- 98.8%
          Aerospace & Military Technology -- 4.2%
            Alliant Techsystems, Inc.+............  27,200 $2,099,024
            The Boeing Co.........................  16,800  1,309,224
            United Technologies Corp..............  33,000  1,913,010
                                                           ----------
                                                            5,321,258
                                                           ----------
          Apparel & Textiles -- 1.5%
            NIKE, Inc., Class B...................  22,800  1,940,280
                                                           ----------
          Banks -- 5.9%
            Bank of America Corp..................  57,600  2,623,104
            Wachovia Corp.........................  48,800  2,735,240
            Wells Fargo & Co......................  34,200  2,184,354
                                                           ----------
                                                            7,542,698
                                                           ----------
          Broadcasting & Media -- 4.0%
            Comcast Corp., Class A+...............  46,900  1,226,904
            Omnicom Group, Inc....................  14,800  1,232,100
            The Walt Disney Co....................  50,000  1,394,500
            Viacom, Inc., Class B+................  33,400  1,295,920
                                                           ----------
                                                            5,149,424
                                                           ----------
          Chemicals -- 1.0%
            The Dow Chemical Co...................  30,400  1,234,240
                                                           ----------
          Computer Software -- 3.1%
            Microsoft Corp........................  93,700  2,549,577
            Oracle Corp.+.........................  98,700  1,351,203
                                                           ----------
                                                            3,900,780
                                                           ----------
          Computers & Business Equipment -- 3.6%
            Apple Computer, Inc.+.................  19,100  1,197,952
            Hewlett-Packard Co....................  43,600  1,434,440
            International Business Machines Corp..  23,700  1,954,539
                                                           ----------
                                                            4,586,931
                                                           ----------
          Conglomerate -- 3.0%
            General Electric Co................... 109,800  3,818,844
                                                           ----------
          Electronics -- 7.4%
            AMETEK, Inc...........................  45,000  2,023,200
            Applied Materials, Inc................  86,200  1,509,362
            Intel Corp............................  64,900  1,255,815
            L-3 Communications Holdings, Inc......  27,100  2,324,909
            ON Semiconductor Corp.+............... 132,900    964,854
            Texas Instruments, Inc................  42,000  1,363,740
                                                           ----------
                                                            9,441,880
                                                           ----------
          Energy Services -- 1.6%
            Schlumberger, Ltd.....................  16,000  2,025,120
                                                           ----------
          Energy Sources -- 6.9%
            Apache Corp...........................  18,700  1,225,037
            Chevron Corp..........................  36,300  2,104,311
            ConocoPhillips........................  20,900  1,319,835
            Exxon Mobil Corp......................  66,900  4,071,534
                                                           ----------
                                                            8,720,717
                                                           ----------
          Financial Services -- 11.7%
            American Express Co...................  44,300  2,327,965
            Capital One Financial Corp............  22,700  1,827,804
            Citigroup, Inc........................  54,700  2,583,481

                                                           Value
                   Security Description          Shares   (Note 2)
           ---------------------------------------------------------
           Financial Services (continued)
             JPMorgan Chase & Co................  48,600 $ 2,023,704
             Merrill Lynch & Co., Inc...........  28,200   2,221,032
             The Bear Stearns Cos., Inc.........  16,400   2,274,680
             The Goldman Sachs Group, Inc.......  10,200   1,600,992
                                                         -----------
                                                          14,859,658
                                                         -----------
           Food, Beverage & Tobacco -- 5.5%
             Altria Group, Inc..................  25,600   1,814,016
             Archer-Daniels-Midland Co..........  37,600   1,265,240
             Diageo PLC Sponsored ADR...........  30,100   1,909,243
             PepsiCo, Inc.......................  33,700   1,947,523
                                                         -----------
                                                           6,936,022
                                                         -----------
           Health Services -- 2.5%
             UnitedHealth Group, Inc............  23,000   1,284,780
             WellPoint, Inc.+...................  24,700   1,912,521
                                                         -----------
                                                           3,197,301
                                                         -----------
           Household & Personal Products -- 2.1%
             Procter & Gamble Co................  46,900   2,702,378
                                                         -----------
           Insurance -- 2.9%
             The Allstate Corp..................  35,200   1,834,272
             The Chubb Corp.....................  19,800   1,889,712
                                                         -----------
                                                           3,723,984
                                                         -----------
           Internet Content -- 1.0%
             Yahoo!, Inc.+......................  40,700   1,312,982
                                                         -----------
           Manufacturing -- 2.8%
             3M Co..............................  17,500   1,324,575
             ITT Industries, Inc................  39,000   2,192,580
                                                         -----------
                                                           3,517,155
                                                         -----------
           Medical Products -- 3.4%
             Johnson & Johnson..................  43,300   2,564,226
             Medtronic, Inc.....................  33,600   1,705,200
                                                         -----------
                                                           4,269,426
                                                         -----------
           Metals & Mining -- 1.0%
             Alcoa, Inc.........................  43,000   1,314,080
                                                         -----------
           Pharmaceuticals -- 6.5%
             Abbott Laboratories................  31,000   1,316,570
             Amgen, Inc.+.......................  24,600   1,789,650
             Genzyme Corp.+.....................  17,800   1,196,516
             Pfizer, Inc........................  78,150   1,947,498
             Wyeth..............................  40,700   1,974,764
                                                         -----------
                                                           8,224,998
                                                         -----------
           Retail -- 5.4%
             Kohl's Corp.+......................  28,600   1,516,086
             The Gap, Inc....................... 140,800   2,630,144
             The Home Depot, Inc................  32,600   1,378,980
             Wal-Mart Stores, Inc...............  27,300   1,289,652
                                                         -----------
                                                           6,814,862
                                                         -----------
           Telecommunications -- 8.9%
             AT&T, Inc..........................  88,000   2,379,520
             Cisco Systems, Inc.................  88,600   1,919,962

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited) (continued)


                                                             Value
                   Security Description           Shares    (Note 2)
          -----------------------------------------------------------
          COMMON STOCK (continued)
          Telecommunications (continued)
            Motorola, Inc........................ 91,200  $  2,089,392
            QUALCOMM, Inc........................ 25,600     1,295,616
            Sprint Nextel Corp................... 83,200     2,149,888
            Verizon Communications, Inc.......... 42,700     1,454,362
                                                          ------------
                                                            11,288,740
                                                          ------------
          Transportation -- 1.0%
            United Parcel Service, Inc., Class B. 15,700     1,246,266
                                                          ------------
          Utilities -- 1.9%
            FPL Group, Inc....................... 30,600     1,228,284
            The Southern Co...................... 36,800     1,205,936
                                                          ------------
                                                             2,434,220
                                                          ------------
          TOTAL INVESTMENTS
             (cost $118,073,283)(1)..............   98.8%  125,524,244
          Other assets less liabilities..........    1.2     1,530,613
                                                  ------  ------------
          NET ASSETS                               100.0% $127,054,857
                                                  ======  ============

--------
+  Non-income producing securities
(1)See Note 5 for cost of investments on a tax basis
ADR -- American Depository Receipt

See Notes to Financial Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)

                     Industry Allocation*
                     --------------------
                     Financial Services.............  13.7%
                     U.S. Government Agencies.......  12.1
                     Telecommunications.............   7.4
                     Banks..........................   5.8
                     Energy Sources.................   4.6
                     Pharmaceuticals................   4.5
                     Retail.........................   4.2
                     Electronics....................   3.6
                     Broadcasting & Media...........   3.4
                     Utilities......................   3.2
                     Conglomerate...................   3.1
                     Health Services................   3.1
                     Insurance......................   3.0
                     Computer Software..............   2.8
                     Food, Beverage, & Tobacco......   2.6
                     Medical Products...............   2.3
                     Manufacturing..................   2.1
                     Computers & Business Equipment.   1.8
                     U.S. Government Obligations....   1.7
                     Apparel & Textiles.............   1.7
                     Foreign Government Agencies....   1.7
                     Aerospace & Military Technology   1.5
                     Internet Content...............   1.5
                     Chemicals......................   1.1
                     Repurchase Agreements..........   1.1
                     Transportation.................   1.1
                     Energy Services................   1.0
                     Machinery......................   0.9
                     Household & Personal Products..   0.8
                     Metals & Mining................   0.8
                     Forest Products................   0.4
                     Leisure & Tourism..............   0.4
                     Business Services..............   0.3
                     Restaurants....................   0.3
                     Biotechnology..................   0.2
                     Real Estate Companies..........   0.2
                     Real Estate & Investment Trusts   0.2
                     Automotive.....................   0.1
                     Housing & Household Durables...   0.1
                                                     -----
                                                     100.4%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited) (continued)

                                                             Value
                   Security Description            Shares   (Note 2)
          ----------------------------------------------------------
          COMMON STOCK -- 64.4%
          Aerospace & Military Technology -- 1.3%
            The Boeing Co.........................  14,200 $1,106,606
            United Technologies Corp..............  20,584  1,193,254
                                                           ----------
                                                            2,299,860
                                                           ----------
          Apparel & Textiles -- 1.7%
            Coach, Inc.+..........................  35,900  1,241,422
            NIKE, Inc., Class B...................  20,500  1,744,550
                                                           ----------
                                                            2,985,972
                                                           ----------
          Banks -- 3.7%
            Bank of America Corp..................  48,388  2,203,590
            The Bank of New York Co., Inc.........  14,700    529,788
            U.S. Bancorp..........................  36,400  1,110,200
            Wachovia Corp.........................  23,900  1,339,595
            Wells Fargo & Co......................  20,300  1,296,561
                                                           ----------
                                                            6,479,734
                                                           ----------
          Broadcasting & Media -- 2.2%
            Comcast Corp., Class A+...............  18,500    483,960
            News Corp., Class A...................  49,074    815,119
            Omnicom Group, Inc....................   9,000    749,250
            The Walt Disney Co....................  49,000  1,366,610
            Time Warner, Inc......................  30,344    509,476
                                                           ----------
                                                            3,924,415
                                                           ----------
          Chemicals -- 0.7%
            Sigma-Aldrich Corp....................  10,500    690,795
            The Dow Chemical Co...................  12,500    507,500
                                                           ----------
                                                            1,198,295
                                                           ----------
          Computer Software -- 2.7%
            EMC Corp.+............................  69,200    943,196
            Microsoft Corp........................ 112,678  3,065,968
            Oracle Corp.+.........................  53,100    726,939
                                                           ----------
                                                            4,736,103
                                                           ----------
          Computers & Business Equipment -- 1.8%
            Apple Computer, Inc.+.................   9,800    614,656
            Hewlett-Packard Co....................  25,500    838,950
            International Business Machines Corp..  20,985  1,730,633
                                                           ----------
                                                            3,184,239
                                                           ----------
          Conglomerate -- 2.9%
            General Electric Co................... 125,100  4,350,978
            Honeywell International, Inc..........  17,900    765,583
                                                           ----------
                                                            5,116,561
                                                           ----------
          Electronics -- 3.5%
            Agilent Technologies, Inc.+...........  17,900    672,145
            AMETEK, Inc...........................  42,900  1,928,784
            Applied Materials, Inc................  17,400    304,674
            Broadcom Corp., Class A+..............   4,900    211,484
            Emerson Electric Co...................   7,600    635,588
            Intel Corp............................  32,500    628,875
            L-3 Communications Holdings, Inc......   9,400    806,426
            Texas Instruments, Inc................  32,500  1,055,275
                                                           ----------
                                                            6,243,251
                                                           ----------
          Energy Services -- 0.8%
            GlobalSantaFe Corp....................  11,300    686,475
            Halliburton Co........................   8,900    649,878
                                                           ----------
                                                            1,336,353
                                                           ----------

                                                             Value
                    Security Description            Shares  (Note 2)
          -----------------------------------------------------------
          Energy Sources -- 3.9%
            Amerada Hess Corp......................  5,300 $   754,720
            Apache Corp............................  9,500     622,345
            Chevron Corp........................... 22,728   1,317,542
            ConocoPhillips......................... 12,700     802,005
            Exxon Mobil Corp....................... 48,600   2,957,796
            Marathon Oil Corp......................  6,900     525,573
                                                           -----------
                                                             6,979,981
                                                           -----------
          Financial Services -- 7.1%
            American Express Co.................... 31,100   1,634,305
            Capital One Financial Corp............. 10,718     863,014
            Citigroup, Inc......................... 46,688   2,205,074
            JPMorgan Chase & Co.................... 31,900   1,328,316
            Merrill Lynch & Co., Inc............... 24,666   1,942,694
            Morgan Stanley......................... 12,400     778,968
            The Bear Stearns Cos., Inc............. 13,300   1,844,710
            The Goldman Sachs Group, Inc........... 12,300   1,930,608
                                                           -----------
                                                            12,527,689
                                                           -----------
          Food, Beverage & Tobacco -- 2.5%
            Altria Group, Inc...................... 10,400     736,944
            Constellation Brands, Inc., Class A+... 31,300     784,065
            Diageo PLC Sponsored ADR............... 12,000     761,160
            PepsiCo, Inc........................... 38,300   2,213,357
                                                           -----------
                                                             4,495,526
                                                           -----------
          Forest Products -- 0.3%
            Weyerhaeuser Co........................  7,800     564,954
                                                           -----------
          Health Services -- 3.0%
            Coventry Health Care, Inc.+............ 17,300     933,854
            Medco Health Solutions, Inc.+.......... 11,200     640,864
            Omnicare, Inc.......................... 11,300     621,387
            UnitedHealth Group, Inc................ 17,400     971,964
            WellPoint, Inc.+....................... 26,900   2,082,867
                                                           -----------
                                                             5,250,936
                                                           -----------
          Household & Personal Products -- 0.8%
            Procter & Gamble Co.................... 24,000   1,382,880
                                                           -----------
          Insurance -- 1.8%
            The Chubb Corp......................... 10,900   1,040,296
            Marsh & McLennan Cos., Inc............. 21,700     637,112
            Metlife, Inc...........................  9,700     469,189
            The Allstate Corp...................... 19,500   1,016,145
                                                           -----------
                                                             3,162,742
                                                           -----------
          Internet Content -- 1.5%
            eBay, Inc.+............................ 24,400     953,064
            Google, Inc., Class A+.................  2,800   1,092,000
            Yahoo!, Inc.+.......................... 20,000     645,200
                                                           -----------
                                                             2,690,264
                                                           -----------
          Machinery -- 0.8%
            IDEX Corp.............................. 28,700   1,497,279
                                                           -----------
          Manufacturing -- 2.1%
            Danaher Corp........................... 12,400     788,020
            Dover Corp............................. 20,790   1,009,562
            ITT Industries, Inc.................... 33,222   1,867,741
                                                           -----------
                                                             3,665,323
                                                           -----------
          Medical Products -- 2.2%
            DENTSPLY International, Inc............  8,400     488,460
            Fisher Scientific International, Inc.+. 14,400     979,920

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited) (continued)

                                           Shares/Principal    Value
              Security Description              Amount        (Note 2)
       ----------------------------------------------------------------
       COMMON STOCK (continued)
       Medical Products (continued)
         Johnson & Johnson................       24,900     $  1,474,578
         Medtronic, Inc...................       19,000          964,250
                                                            ------------
                                                               3,907,208
                                                            ------------
       Metals & Mining -- 0.6%
         Alcoa, Inc.......................       17,200          525,632
         Cia Vale do Rio Doce ADR.........        9,900          480,447
                                                            ------------
                                                               1,006,079
                                                            ------------
       Pharmaceuticals -- 4.2%
         Abbott Laboratories..............       16,100          683,767
         Amgen, Inc.+.....................       18,200        1,324,050
         Biogen Idec, Inc.+...............       24,300        1,144,530
         Genzyme Corp.+...................        9,500          638,590
         Merck & Co., Inc.................       16,000          563,680
         Novartis AG ADR..................       12,400          687,456
         Pfizer, Inc......................       63,314        1,577,785
         Wyeth............................       16,200          786,024
                                                            ------------
                                                               7,405,882
                                                            ------------
       Restaurants -- 0.3%
         McDonald's Corp..................       16,000          549,760
                                                            ------------
       Retail -- 4.0%
         Abercrombie & Fitch Co., Class A.        2,800          163,240
         CVS Corp.........................       46,100        1,377,007
         Kohl's Corp.+....................       27,800        1,473,678
         Target Corp......................       12,400          644,924
         The Gap, Inc.....................       59,900        1,118,932
         The Home Depot, Inc..............       27,200        1,150,560
         Wal-Mart Stores, Inc.............       23,100        1,091,244
                                                            ------------
                                                               7,019,585
                                                            ------------
       Telecommunications -- 6.3%
         AT&T, Inc........................       38,900        1,051,856
         BellSouth Corp...................       26,700          925,155
         Cisco Systems, Inc.+.............       68,600        1,486,562
         Corning, Inc.+...................       29,700          799,227
         Motorola, Inc....................       93,700        2,146,667
         Nokia Oyj Sponsored ADR..........       31,800          658,896
         QUALCOMM, Inc....................       26,150        1,323,452
         Sprint Nextel Corp...............       60,800        1,571,072
         Verizon Communications, Inc......       33,500        1,141,010
                                                            ------------
                                                              11,103,897
                                                            ------------
       Transportation -- 0.4%
         Norfolk Southern Corp............       12,200          659,654
                                                            ------------
       Utilities -- 1.3%
         Duke Energy Corp.+...............       26,600          775,390
         FPL Group, Inc...................       19,200          770,688
         The Southern Co..................       24,200          793,034
                                                            ------------
                                                               2,339,112
                                                            ------------
       Total Common Stock
          (cost $107,621,410).............                   113,713,534
                                                            ------------
       ASSET-BACKED SECURITIES -- 3.5%
       Financial Services -- 3.5%
         Argent Securities, Inc.
          Series 2006-W2, Class A2B
          5.01% due 03/25/36(3)...........     $650,000          649,993

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     ---------------------------------------------------------------------
     Financial Services (continued)
       Banc of America Commercial Mtg., Inc.
        Series 2005-6, Class D
        5.35% due 09/10/47(5)(11).................... $  200,000 $  191,711
       Banc of America Commercial Mtg., Inc.
        Series 2005-6, Class F
        5.35% due 09/10/47(5)(11)....................    400,000    381,188
       Bear Stearns Commercial Mtg. Securities, Inc.
        Series 2005-PW10, Class F
        5.63% due 12/11/40(5)(11)....................    375,000    367,111
       Citigroup Mtg. Loan Trust, Inc.
        Series 2005-WF2, Class AF6B
        5.55% due 08/25/35(7)(11)....................    540,000    507,777
       Commercial Mtg. Pass Through Certificates
        Series 2004-LB2A, Class A3
        4.22% due 03/10/39(5)........................  1,574,000  1,499,128
       CS First Boston Mtg. Securities Corp.
        Series 2005-TF3A, Class A2
        5.03% due 11/15/20*(3)(5)....................    542,000    542,670
       Merrill Lynch Mortgage Investors, Inc.
        Series 2006-RM1W, Class A2D
        5.51% due 02/25/37#(4).......................    650,000    639,853
       Morgan Stanley Capital I
        Series 2005-HQ7, Class G
        5.21% due 11/14/42*(5)(11)...................    240,000    228,706
       Providian Master Note Trust
        Series 2006-C1A, Class C1
        5.30% due 03/15/15*#(3)......................  1,100,000  1,100,000
                                                                 ----------
     Total Asset-Backed Securities
        (cost $6,186,410)............................             6,108,137
                                                                 ----------
     CORPORATE BONDS -- 12.6%
     Aerospace & Military Technology -- 0.2%
       Raytheon Co.
        4.85% due 01/15/11...........................    120,000    116,596
       Raytheon Co.
        6.75% due 08/15/07...........................    220,000    223,444
                                                                 ----------
                                                                    340,040
                                                                 ----------
     Automotive -- 0.1%
       Cooper-Standard Automotive, Inc.
        8.38% due 12/15/14...........................     25,000     19,500
       DaimlerChrysler NA Holding Corp.
        7.30% due 01/15/12...........................     60,000     63,400
       Dura Operating Corp.
        8.63% due 04/15/12...........................     40,000     32,900
       Ford Motor Co.
        6.63% due 10/01/28...........................     25,000     16,750
                                                                 ----------
                                                                    132,550
                                                                 ----------
     Banks -- 1.8%
       ABN Amro Holding NV
        6.52% due 11/08/12*..........................    130,000    134,564
       Bank One Corp.
        8.00% due 04/29/27...........................     90,000    109,388
       BankBoston Capital Trust IV
        5.46% due 06/08/28(3)........................    222,000    214,536
       Charter One Bank NA
        6.38% due 05/15/12...........................    377,000    395,293
       Chemical Bank NA
        6.13% due 11/01/08...........................    136,000    138,092
       Compass Bank
        5.90% due 04/01/26...........................    341,000    333,539
       Downey Financial Corp.
        6.50% due 07/01/14...........................    140,000    139,582

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited) (continued)

                                                 Principal   Value
                  Security Description            Amount    (Note 2)
          -------------------------------------
          CORPORATE BONDS (continued)
          Banks (continued)
            First Maryland Capital II
             5.53% due 02/01/27(3).............. $196,000  $  192,006
            HSBC Bank USA NA
             5.63% due 08/15/35.................   80,000      74,317
            Independence Community Bank Corp.
             3.50% due 06/20/08(6)..............   64,000      61,233
            PNC Funding Corp.
             5.13% due 12/14/10.................  130,000     128,388
            PNC Funding Corp.
             5.75% due 08/01/06.................  240,000     240,377
            Popular North America, Inc.
             4.70% due 06/30/09.................   90,000      87,651
            Sovereign Bancorp, Inc.
             4.80% due 09/01/10*................  206,000     198,964
            U.S. Bank NA
             3.90% due 08/15/08.................   38,000      36,889
            Wachovia Bank NA
             5.60% due 03/15/16.................  110,000     108,924
            Wachovia Corp.
             5.35% due 03/15/11.................   66,000      65,739
            Washington Mutual Bank
             5.50% due 01/15/13.................  238,000     235,228
            Wells Fargo & Co.
             6.38% due 08/01/11.................   65,000      67,777
            World Savings Bank FSB
             4.13% due 12/15/09.................   94,000      90,172
                                                           ----------
                                                            3,052,659
                                                           ----------
          Biotechnology -- 0.2%
            Genentech, Inc.
             5.25% due 07/15/35.................  347,000     312,154
                                                           ----------
          Broadcasting & Media -- 1.0%
            Affinity Group, Inc.
             9.00% due 02/15/12.................   65,000      65,325
            CBS Corp.
             6.63% due 05/15/11.................  150,000     154,836
            Chancellor Media CCU
             8.00% due 11/01/08.................  182,000     191,052
            Charter Communications Holdings LLC
             11.13% due 01/15/11................  120,000      63,600
            Comcast Corp.
             6.45% due 03/15/37.................   98,000      94,296
            COX Communications, Inc.
             7.13% due 10/01/12.................  120,000     125,888
            COX Communications, Inc.
             7.63% due 06/15/25.................   88,000      93,842
            Knight-Ridder, Inc.
             6.88% due 03/15/29.................   70,000      65,602
            News America, Inc.
             7.30% due 04/30/28.................   80,000      83,154
            Nexstar Finance, Inc.
             7.00% due 01/15/14.................   35,000      33,075
            Omnicom Group, Inc.
             5.90% due 04/15/16.................   60,000      59,067
            Paxson Communications Corp.
             10.78% due 01/15/13*(3)............  225,000     222,750
            Time Warner, Inc.
             7.25% due 10/15/17.................   57,000      60,993

                                                 Principal   Value
                   Security Description           Amount    (Note 2)
          -----------------------------------------------------------
          Broadcasting & Media (continued)
            Time Warner Entertainment Co. LP
             8.38% due 03/15/23................. $221,000  $  249,869
            Univision Communications, Inc.
             3.50% due 10/15/07.................   60,000      58,069
            Young Broadcasting, Inc.
             10.00% due 03/01/11................  125,000     115,313
                                                           ----------
                                                            1,736,731
                                                           ----------
          Business Services -- 0.3%
            Aramark Services, Inc.
             7.00% due 05/01/07.................  146,000     147,831
            Dun & Bradstreet Corp.
             5.50% due 03/15/11.................   55,000      54,669
            Erac USA Finance Co.
             7.95% due 12/15/09*................   90,000      96,929
            First Data Corp.
             3.38% due 08/01/08.................   72,000      68,810
            Monitronics International, Inc.
             11.75% due 09/01/10................   85,000      85,213
            Pitney Bowes, Inc.
             4.75% due 01/15/16.................  111,000     103,327
                                                           ----------
                                                              556,779
                                                           ----------
          Chemicals -- 0.3%
            BCI US Finance Corp.
             10.10% due 07/15/10*(3)............  175,000     178,500
            du Pont (E.I.) de Nemours & Co.
             4.13% due 04/30/10.................   38,000      36,196
            ICI Wilmington, Inc.
             7.05% due 09/15/07.................  170,000     172,935
            Lubrizol Corp.
             4.63% due 10/01/09.................   65,000      62,976
                                                           ----------
                                                              450,607
                                                           ----------
          Computer Software -- 0.1%
            Oracle Corp.
             5.00% due 01/15/11*................  126,000     123,064
                                                           ----------
          Computer Services -- 0.0%
            Computer Sciences Corp.
             3.50% due 04/15/08.................   65,000      62,594
                                                           ----------
          Computers & Business Equipment -- 0.0%
            Activant Solutions, Inc.
             10.53% due 04/01/10*(3)............   30,000      30,600
                                                           ----------
          Conglomerate -- 0.0%
            Honeywell International, Inc.
             5.40% due 03/15/16.................   55,000      54,291
                                                           ----------
          Electronics -- 0.1%
            Arrow Electronics, Inc.
             6.88% due 06/01/18.................  108,000     109,991
                                                           ----------
          Energy Services -- 0.2%
            El Paso Production Holding Co.
             7.75% due 06/01/13.................  165,000     170,981
            Hanover Compressor Co.
             9.00% due 06/01/14.................   75,000      80,625
            Seitel, Inc.
             11.75% due 07/15/11................  100,000     113,750
                                                           ----------
                                                              365,356
                                                           ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited) (continued)

                                                      Principal  Value
                    Security Description               Amount   (Note 2)
        ---------------------------------------------------------------
        CORPORATE BONDS (continued)
        Energy Sources -- 0.5%
          Amerada Hess Corp.
           7.13% due 03/15/33........................ $ 77,000  $ 84,016
          Amerada Hess Corp.
           7.88% due 10/01/29........................   80,000    93,155
          Calpine Corp.
           8.75% due 07/15/13+*(8)(9)................  340,000   311,950
          Encore Acquisition Co.
           6.00% due 07/15/15........................   41,000    38,232
          Encore Acquisition Co.
           6.25% due 04/15/14........................   24,000    22,980
          Enterprise Products Operating LP
           6.88% due 03/01/33........................   85,000    86,836
          Hilcorp Energy Finance Co.
           10.50% due 09/01/10*......................   61,000    67,176
          Indiantown Cogeneration LP
           Series A-9
           9.26% due 12/15/10........................   79,808    83,993
          The Premcor Refining Group, Inc.
           6.75% due 02/01/11........................  126,000   131,301
                                                                --------
                                                                 919,639
                                                                --------
        Financial Services -- 2.3%
          AMBAC Financial Group, Inc.
           5.95% due 12/05/35........................   75,000    72,364
          Ameriprise Financial, Inc.
           5.35% due 11/15/10........................   91,000    90,081
          Ameriprise Financial, Inc.
           5.65% due 11/15/15........................  130,000   128,147
          BAE Systems Holdings, Inc.
           4.75% due 08/15/10*.......................  410,000   395,272
          Capital One Bank
           5.13% due 02/15/14........................  100,000    96,231
          Consolidated Communications Holdings, Inc.
           9.75% due 04/01/12........................  159,000   168,540
          Countrywide Home Loans, Inc.
           4.13% due 09/15/09........................   70,000    66,908
          Ford Motor Credit Co.
           5.80% due 01/12/09........................  135,000   123,290
          Ford Motor Credit Co.
           7.00% due 10/01/13........................  110,000    98,384
          General Electric Capital Corp.
           2.80% due 01/15/07........................  261,000   256,396
          General Motors Acceptance Corp.
           6.75% due 12/01/14........................   10,000     9,002
          General Electric Capital Corp.
           6.75% due 03/15/32........................  243,000   270,599
          General Motors Acceptance Corp.
           6.88% due 09/15/11........................  355,000   330,888
          General Motors Acceptance Corp.
           6.88% due 08/28/12........................   13,000    11,993
          General Motors Acceptance Corp.
           7.25% due 03/02/11........................   50,000    47,382
          General Motors Acceptance Corp.
           7.75% due 01/19/10........................  150,000   146,252
          General Motors Acceptance Corp.
           8.00% due 11/01/31........................    4,000     3,780
          Jefferies Group, Inc.
           6.25% due 01/15/36........................  171,000   160,487
          Lehman Brothers Holdings, Inc.
           5.50% due 04/04/16........................  209,000   204,893

                                                Principal   Value
                   Security Description          Amount    (Note 2)
           ---------------------------------------------------------
           Financial Services (continued)
             Lehman Brothers Holdings, Inc.,
              Series H
              4.50% due 07/26/10............... $130,000  $  125,289
             NGC Corp. Capital Trust,
              Series B
              8.32% due 06/01/27...............  160,000     140,800
             Pricoa Global Funding I
              3.90% due 12/15/08*..............  100,000      96,279
             Pricoa Global Funding I
              4.63% due 06/25/12*..............   70,000      66,477
             Principal Life Global Funding I
              6.25% due 02/15/12*..............  100,000     103,484
             Residential Capital Corp.
              6.38% due 06/30/10...............  291,000     293,159
             Residential Capital Corp.
              6.88% due 06/30/15...............  103,000     107,379
             Sprint Capital Corp.
              6.88% due 11/15/28...............  182,000     187,776
             Transamerica Finance Corp.
              6.40% due 09/15/08...............   75,000      76,578
             Xlliac Global Funding
              4.80% due 08/10/10*..............  135,000     130,860
                                                          ----------
                                                           4,008,970
                                                          ----------
           Food, Beverage & Tobacco -- 0.1%
             Dole Food Co., Inc.
              8.88% due 03/15/11...............   30,000      29,700
             Foster's Finance Corp.
              6.88% due 06/15/11*..............   65,000      68,260
                                                          ----------
                                                              97,960
                                                          ----------
           Forest Products -- 0.1%
             AEP Industries, Inc.
              7.88% due 03/15/13...............   15,000      15,075
             Crown Cork & Seal Co., Inc.
              8.00% due 04/15/23...............   60,000      57,750
             Pliant Corp.
              11.13% due 09/01/09+(8)..........   92,000      96,830
                                                          ----------
                                                             169,655
                                                          ----------
           Funeral Services -- 0.0%
             Service Corp. International
              6.75% due 04/01/16...............   60,000      59,400
                                                          ----------
           Health Services -- 0.1%
             HCA, Inc.
              6.95% due 05/01/12...............  150,000     151,449
             Psychiatric Solutions, Inc.
              7.75% due 07/15/15...............  100,000     101,750
                                                          ----------
                                                             253,199
                                                          ----------
           Housing & Household Durables -- 0.1%
             Stanley Works Capital Trust I
              5.90% due 12/01/10*..............  135,000     124,694
                                                          ----------
           Insurance -- 0.8%
             Americo Life, Inc.
              7.88% due 05/01/13*..............  134,000     135,067
             Chubb Corp.
              6.00% due 11/15/11...............   91,000      92,797
             Genworth Financial, Inc.
              4.75% due 06/15/09...............  130,000     127,569

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2005 -- (unaudited) (continued)

                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         ------------------------------------------------------------
         CORPORATE BONDS (continued)
         Insurance (continued)
           Markel Corp.
            7.35% due 08/15/34................... $ 35,000  $   36,092
           Metropolitan Life Global Funding I
            4.25% due 07/30/09*..................  143,000     139,229
           Metropolitan Life Global Funding I
            4.63% due 08/19/10*..................   65,000      62,863
           MIC Financing Trust I
            8.38% due 02/01/27*..................   67,000      68,043
           Ohio Casualty Corp.
            7.30% due 06/15/14...................  201,000     209,510
           Selective Insurance Group
            6.70% due 11/01/35...................   75,000      72,201
           The Allstate Corp.
            5.95% due 04/01/36...................  312,000     303,904
           The Allstate Corp.
            7.20% due 12/01/09...................  238,000     251,523
                                                            ----------
                                                             1,498,798
                                                            ----------
         Leisure & Tourism -- 0.4%
           American Airlines, Inc.
            Series 2001-01, Class A-2
            6.82% due 11/23/12...................  200,000     196,500
           Brunswick Corp.
            5.00% due 06/01/11...................  103,000      98,080
           Continental Airlines, Inc., Class C-1
            7.73% due 09/15/12...................    8,778       7,585
           Delta Airlines, Inc.
            8.30% due 12/15/29(8)(9).............   60,000      16,050
           Delta Airlines, Inc.
            10.00% due 08/15/08(8)(9)............   75,000      19,125
           Hilton Hotels Corp.
            7.20% due 12/15/09...................   72,000      74,808
           MGM Mirage, Inc.
            5.88% due 02/27/14...................  125,000     117,813
           Riviera Holdings Corp.
            11.00% due 06/15/10..................   55,000      58,438
                                                            ----------
                                                               588,399
                                                            ----------
         Medical Products -- 0.1%
           Boston Scientific Corp.
            6.25% due 11/15/35...................  154,000     157,349
           Universal Hospital Services, Inc.
            10.13% due 11/01/11..................   65,000      67,438
                                                            ----------
                                                               224,787
                                                            ----------
         Metals & Mining -- 0.1%
           Barrick Gold Finance Co.
            7.50% due 05/01/07...................   97,000      99,131
           Newmont Mining Corp.
            8.63% due 05/15/11...................   65,000      73,367
           Phelps Dodge Corp.
            6.13% due 03/15/34...................   89,000      83,098
                                                            ----------
                                                               255,596
                                                            ----------
         Pharmaceuticals -- 0.2%
           American Home Products
            6.70% due 03/15/11...................  123,000     130,406
           AmerisourceBergen Corp.
            5.63% due 09/15/12*(12)..............   50,000      49,175
           Merck & Co., Inc.
            2.50% due 03/30/07...................  129,000     125,505

                                                    Principal   Value
                   Security Description              Amount    (Note 2)
        ---------------------------------------------------------------
        Pharmaceuticals (continued)
          Teva Pharmaceutical Finance LLC
           6.15% due 02/01/36...................... $ 84,000  $   79,172
                                                              ----------
                                                                 384,258
                                                              ----------
        Real Estate Companies -- 0.1%
          EOP Operating LP
           7.00% due 07/15/11......................  120,000     126,261
          ERP Operating LP
           5.38% due 08/01/16......................   75,000      72,461
                                                              ----------
                                                                 198,722
                                                              ----------
        Real Estate Investment Trusts -- 0.2%
          Brandywine Operating Partnership LP
           6.00% due 04/01/16......................   66,000      65,315
          Commercial Net Lease Realty, Inc.
           6.15% due 12/15/15......................   65,000      64,106
          Duke Realty Corp.
           5.50% due 03/01/16......................   60,000      58,218
          Heritage Property Investment Trust, Inc.
           4.50% due 10/15/09......................   60,000      57,532
          Mack-Cali Realty LP
           5.80% due 01/15/16......................   60,000      58,589
          Reckson Operating Partnership LP
           6.00% due 03/31/16......................   60,000      59,519
          Vornado Realty LP
           4.75% due 12/01/10......................   60,000      57,418
                                                              ----------
                                                                 420,697
                                                              ----------
        Retail -- 0.1%
          Rent-Way, Inc.
           11.88% due 06/15/10.....................  114,000     119,130
                                                              ----------
        Telecommunications -- 0.8%
          Alltel Corp.
           4.66% due 05/17/07......................  169,000     167,868
          American Cellular Corp.
           10.00% due 08/01/11.....................  225,000     244,125
          Corning, Inc.
           6.20% due 03/15/16......................   72,000      71,997
          GTE Corp.
           6.94% due 04/15/28......................  112,000     112,475
          GTE Northwest, Inc.
           5.55% due 10/15/08......................   70,000      69,552
          LCI International, Inc.
           7.25% due 06/15/07......................  290,000     292,900
          New England Telephone & Telegraph Co.
           7.88% due 11/15/29......................   80,000      84,646
          Triton PCS, Inc.
           8.50% due 06/01/13......................   25,000      23,750
          Verizon New England, Inc.
           6.50% due 09/15/11......................   65,000      65,988
          Verizon New York, Inc.,
           Series A
           6.88% due 04/01/12......................   42,000      43,143
          Verizon New York, Inc.,
           Series B
           7.38% due 04/01/32......................  297,000     301,242
                                                              ----------
                                                               1,477,686
                                                              ----------
        Transportation -- 0.6%
          Atlas Air, Inc.
           7.63% due 07/02/16......................  499,529     449,576
          Burlington Northern Santa Fe Corp.
           7.29% due 06/01/36......................  156,000     180,873

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited) (continued)

                                                   Principal   Value
                  Security Description              Amount    (Note 2)
        --------------------------------------------------------------
        CORPORATE BONDS (continued)
        Transportation (continued)
          CNF, Inc.
           6.70% due 05/01/34..................... $117,000  $  114,817
          Norfolk Southern Corp.
           5.59% due 05/17/25.....................  195,000     185,909
          Ryder Systems, Inc.
           5.00% due 06/15/12.....................  138,000     130,630
                                                             ----------
                                                              1,061,805
                                                             ----------
        Utilities -- 1.7%
          American Electric Power Co., Inc.
           4.71% due 08/16/07(4)..................   72,000      71,306
          CenterPoint Energy Houston Electric LLC
           5.60% due 07/01/23.....................  100,000      94,682
          Centerpoint Energy, Inc.
           5.88% due 06/01/08.....................  140,000     140,714
          Cleco Power LLC
           6.50% due 12/01/35.....................   75,000      73,101
          Commonwealth Edison Co.
           5.90% due 03/15/36.....................  104,000      99,067
          Consumers Energy Co.
           4.25% due 04/15/08.....................  140,000     136,537
          Dominion Resources, Inc.,
           Series A
           5.69% due 05/15/08(4)..................  132,000     132,234
          Duke Energy Corp.
           4.20% due 10/01/08.....................  120,000     116,427
          Duquesne Light Holdings, Inc.
           6.25% due 08/15/35.....................   36,000      33,485
          Entergy Louisiana LLC
           5.83% due 11/01/10.....................  195,000     192,618
          Florida Power & Light Co.
           5.95% due 10/01/33.....................   79,000      78,555
          KeySpan Corp.
           4.90% due 05/16/08.....................  357,000     353,125
          NRG Energy, Inc.
           7.25% due 02/01/14.....................   40,000      40,650
          NRG Energy, Inc.
           7.38% due 02/01/16.....................  160,000     163,400
          Pepco Holdings, Inc.
           5.50% due 08/15/07.....................  142,000     142,015
          PSEG Power LLC
           7.75% due 04/15/11.....................   65,000      70,617
          PSI Energy, Inc.
           6.12% due 10/15/35.....................   75,000      72,788
          PSI Energy, Inc.
           7.85% due 10/15/07.....................  219,000     226,289
          Public Service Electric & Gas Co.
           5.00% due 08/15/14.....................   66,000      63,329
          Puget Sound Energy, Inc.
           5.20% due 10/01/15.....................  212,000     202,740
          Reliant Energy, Inc.
           7.75% due 02/15/11.....................  130,000     140,785
          Reliant Energy, Inc.
           9.50% due 07/15/13.....................  100,000     100,125
          Sempra Energy
           4.62% due 05/17/07.....................   60,000      59,466
          Southern California Edison Co.
           5.63% due 02/01/36.....................   84,000      78,628
          Southern California Gas Co.
           5.75% due 11/15/35.....................   75,000      72,897

                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         -------------------------------------------------------------
         Utilities (continued)
           Southern Energy, Inc.
            7.90% due 07/15/09+#(10)............. $150,000  $         0
           The AES Corp.
            7.75% due 03/01/14...................  100,000      105,000
                                                            -----------
                                                              3,060,580
                                                            -----------
         Total Corporate Bonds
            (cost $22,522,159)...................            22,251,391
                                                            -----------
         FOREIGN BONDS & NOTES -- 2.9%
         Banks -- 0.3%
           Banco Continental de Panama SA
            6.63% due 12/01/10*..................   68,000       67,436
           Caisse Nationale
            5.09% due 07/30/49(3)................  109,000       96,329
           Mizuho Finance
            8.38% due 09/27/49...................  145,000      154,425
           National Westminster Bank PLC
            7.75% due 10/16/07(6)................   55,000       56,760
           UOB Cayman, Ltd.
            5.80% due 03/15/16*(6)...............  130,000      127,259
                                                            -----------
                                                                502,209
                                                            -----------
         Broadcasting & Media -- 0.2%
           Grupo Televisa SA
            6.63% due 03/18/25...................  139,000      136,394
           Telenet Group Holding NV
            11.50% due 06/15/14*(4)..............  196,000      163,905
                                                            -----------
                                                                300,299
                                                            -----------
         Chemicals -- 0.1%
           Sociedad Quimica y Minera de Chile SA
            6.13% due 04/15/16*#.................  140,000      139,934
                                                            -----------
         Conglomerate -- 0.2%
           Tyco International Group SA
            6.75% due 02/15/11...................  284,000      295,382
                                                            -----------
         Energy Sources -- 0.2%
           BHP Billiton Finance USA, Ltd.
            5.00% due 12/15/10...................  130,000      127,807
           Nexen, Inc.
            5.88% due 03/10/35...................  167,000      155,671
           PTT Public Co., Ltd.
            5.88% due 08/03/35*..................   96,000       86,877
           Talisman Energy, Inc.
            5.85% due 02/01/37...................   70,000       65,804
                                                            -----------
                                                                436,159
                                                            -----------
         Financial Services -- 0.5%
           Aries Vermogensverwaltungs GmbH
            9.60% due 10/25/14...................  250,000      312,350
           Canadian Oil Sands, Ltd.
            5.80% due 08/15/13*..................   72,000       71,858
           FBG Finance, Ltd.
            5.88% due 06/15/35*..................   85,000       77,340
           HBOS Capital Funding LP
            6.85% due 03/23/09...................  200,000      200,500
           Nell AF SARL
            8.38% due 08/15/15*..................  150,000      148,875
           SovRisc BV
            4.63% due 10/31/08*..................  133,000      131,288
                                                            -----------
                                                                942,211
                                                            -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited) (continued)

                                                Principal   Value
                   Security Description          Amount    (Note 2)
            -------------------------------------------------------
            FOREIGN BONDS & NOTES (continued)
            Forest Products -- 0.0%
              Abitibi-Consolidated, Inc.
               8.55% due 08/01/10.............. $ 65,000  $   65,325
                                                          ----------
            Insurance -- 0.3%
              Aegon NV
               5.02% due 04/15/06(6)...........  156,000     137,280
              Fairfax Financial Holdings, Ltd.
               8.25% due 10/01/15..............  115,000     101,200
              ING Groep NV
               5.78% due 12/08/15(6)...........  140,000     136,183
              Montpelier Re Holdings, Ltd.
               6.13% due 08/15/13..............  100,000      95,222
                                                          ----------
                                                             469,885
                                                          ----------
            Leisure & Tourism -- 0.0%
              Royal Caribbean Cruises, Ltd.
               6.88% due 12/01/13..............   84,000      86,365
                                                          ----------
            Machinery -- 0.1%
              Atlas Copco AB
               6.50% due 04/01/08*.............   89,000      90,745
                                                          ----------
            Metals & Mining -- 0.1%
              Inco, Ltd.
               7.20% due 09/15/32..............   93,000      96,366
              Noranda, Inc.
               8.38% due 02/15/11..............   72,000      79,154
              Teck Cominco, Ltd.
               6.13% due 10/01/35..............   75,000      70,563
                                                          ----------
                                                             246,083
                                                          ----------
            Pharmaceuticals -- 0.1%
              Elan Finance PLC
               7.75% due 11/15/11..............  102,000      96,645
                                                          ----------
            Real Estate Companies -- 0.1%
              Brascan Corp.
               8.13% due 12/15/08..............  157,000     166,864
                                                          ----------
            Retail -- 0.1%
              Jean Coutu Group, Inc.
               8.50% due 08/01/14..............  100,000      91,750
                                                          ----------
            Telecommunications -- 0.3%
              America Movil SA de CV
               6.38% due 03/01/35..............  112,000     105,306
              British Telecommunications PLC
               8.63% due 12/15/30..............   70,000      89,550
              TELUS Corp.
               7.50% due 06/01/07..............  143,000     146,231
              TELUS Corp.
               8.00% due 06/01/11..............  238,000     262,509
                                                          ----------
                                                             603,596
                                                          ----------
            Transportation -- 0.1%
              Canadian National Railway Co.
               6.38% due 10/15/11..............  130,000     135,759
                                                          ----------
            Utilities -- 0.2%
              Enersis SA
               7.40% due 12/01/16..............  300,000     315,727
              Kinder Morgan Finance Co. ULC
               5.70% due 01/05/16..............   72,000      70,146
                                                          ----------
                                                             385,873
                                                          ----------
            Total Foreign Bonds & Notes
               (cost $5,159,312)...............            5,055,084
                                                          ----------

                                                     Principal    Value
                   Security Description               Amount     (Note 2)
      --------------------------------------------------------------------
      FOREIGN GOVERNMENT AGENCIES -- 1.7%
        Federal Republic of Brazil
         8.00% due 01/15/18......................... $  200,000 $  216,700
        Federal Republic of Brazil
         10.50% due 07/14/14........................    205,000    255,225
        Republic of Argentina
         4.89% due 08/03/12(3)......................    230,000    188,025
        Republic of Argentina
         8.28% due 12/31/33.........................    348,488    342,390
        Republic of Turkey
         9.00% due 06/30/11.........................    190,000    212,562
        Republic of Turkey
         11.88% due 01/15/30........................    380,000    586,625
        Republic of Venezuela
         8.50% due 10/08/14.........................    100,000    112,000
        Republic of Venezuela
         9.25% due 09/15/27.........................    500,000    635,250
        Russian Federation
         7.50% due 03/31/30*(4).....................    125,000    136,719
        Russian Federation
         7.50% due 03/31/30(4)......................    350,000    384,020
                                                                ----------
      Total Foreign Government Agencies
         (cost $2,734,404)..........................             3,069,516
                                                                ----------
      U.S. GOVERNMENT OBLIGATIONS -- 1.0%
      U.S Treasury Bonds -- 0.4%
        5.38% due 02/15/31..........................    431,000    453,695
        6.25% due 08/15/23..........................    308,000    349,315
                                                                ----------
                                                                   803,010
                                                                ----------
      U.S. Treasury Notes -- 0.6%
        4.50% due 02/28/11..........................     73,000     71,936
        4.50% due 11/15/15..........................    788,000    764,668
        4.50% due 02/15/16..........................    147,000    142,969
        4.63% due 02/29/08..........................     58,000     57,767
                                                                ----------
                                                                 1,037,340
                                                                ----------
      Total U.S. Government Obligations
         (cost $1,911,765)..........................             1,840,350
                                                                ----------
      U.S. GOVERNMENT AGENCIES -- 12.1%
      Federal Home Loan Mortgage Corporation -- 5.5%
        4.50% due 04/01/19..........................  1,777,742  1,700,354
        4.75% due 01/18/11..........................    155,000    152,346
        5.00% due 06/15/31(7).......................    381,873    374,553
        5.00% due 05/01/34..........................  1,312,291  1,250,913
        5.00% due 06/01/34..........................  1,672,121  1,593,912
        5.00% due 11/01/35..........................  1,193,306  1,135,673
        5.00% due 04/01/36..........................    660,000    627,962
        5.13% due 12/15/13(7).......................    286,368    283,939
        5.50% due 07/01/34..........................    721,222    705,248
        6.00% due 12/01/33..........................  1,157,196  1,159,004
        6.50% due 03/01/36..........................    385,038    392,498
        6.88% due 09/15/10..........................    231,000    246,667
        7.00% due 04/01/32..........................    236,692    243,769
                                                                ----------
                                                                 9,866,838
                                                                ----------
      Federal National Mortgage Association -- 5.4%
        1.75% due 06/16/06..........................     50,000     49,669
        3.88% due 02/01/08..........................    295,000    288,839
        5.00% due 07/01/18..........................    892,129    871,526
        5.00% due 08/01/18..........................    415,721    406,120
        5.00% due 07/01/33..........................  1,598,386  1,525,989
        5.50% due 10/01/17..........................    199,940    198,930

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited)

                                                 Shares/
                                                Principal     Value
                  Security Description           Amount      (Note 2)
         --------------------------------------------------------------
         U.S. GOVERNMENT AGENCIES (continued)
         Federal National Mortgage Association (continued)
           5.50% due 11/01/17.................. $  526,528 $    523,868
           5.50% due 12/01/33..................  1,374,060    1,343,925
           5.50% due 12/01/35..................    769,999      751,828
           5.50% due 02/01/36(3)...............    384,575      384,488
           6.00% due 06/01/17..................    376,507      381,744
           6.00% due 12/01/33..................    882,853      883,326
           6.00% due 08/01/34..................    519,395      519,781
           6.50% due 09/01/10..................    140,180      142,582
           6.50% due 09/01/32..................  1,003,521    1,026,009
           6.50% due 04/01/34..................    159,516      162,759
                                                           ------------
                                                              9,461,383
                                                           ------------
         Government National Mortgage Association -- 1.0%
           5.50% due 05/15/33..................    601,934      596,443
           5.50% due 09/15/33..................    253,069      250,761
           5.50% due 12/15/33..................    793,018      785,785
           7.50% due 01/15/32..................    186,952      196,138
           7.50% due 04/15/32..................      1,241        1,302
                                                           ------------
                                                              1,830,429
                                                           ------------
         Tennessee Valley Authority -- 0.1%
           4.65% due 06/15/35..................    174,000      155,812
                                                           ------------
         Total U.S. Government Agencies
            (cost $21,890,155).................              21,314,462
                                                           ------------
         PREFERRED STOCK -- 0.4%
         Financial Services -- 0.3%
           Fannie Mae
            Series O
            7.07%(3)...........................      2,250      122,625
           General Electric Capital Corp.
            8.00%(4)...........................     14,000      319,200
                                                           ------------
                                                                441,825
                                                           ------------
         Insurance -- 0.1%
           Endurance Specialty Holdings, Ltd.
            7.75%..............................     11,000      266,420
                                                           ------------
         Total Preferred Stock
            (cost $746,375)....................                 708,245
                                                           ------------
         Total Long-Term Investment Securities
            (cost $168,771,990)................             174,060,719
                                                           ------------
         SHORT-TERM INVESTMENT SECURITIES -- 0.7%
         CORPORATE BONDS -- 0.0%
         Utilities -- 0.0%
           Consolidated Natural Gas Co.
            5.38% due 11/01/06
            (cost $83,249).....................     82,000       81,987
                                                           ------------
         U.S. GOVERNMENT OBLIGATIONS -- 0.7%
           U.S. Treasury Notes
            6.88% due 05/15/06
            (cost $1,171,048)..................  1,164,000    1,166,819
                                                           ------------
         Total Short-Term Investment Securities
            (cost $1,254,297)..................               1,248,806
                                                           ------------

                                                     Principal     Value
                Security Description                  Amount      (Note 2)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 1.1%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 2.30%, dated 03/31/06,
      to be repurchased 04/03/06 in the amount
      of $238,046 and collateralized by $235,000
      of United States Treasury Notes, bearing
      interest at 5.50%, due 05/15/09 and having
      an approximate value of $244,106............. $  238,000  $    238,000
     State Street Bank & Trust Co.
      Joint Repurchase Agreement(1)................  1,723,000     1,723,000
                                                                ------------
   Total Repurchase Agreements
      (cost $1,961,000)............................                1,961,000
                                                                ------------
   TOTAL INVESTMENTS
      (cost $171,987,287)(2).......................      100.4%  177,270,525
   Liabilities in excess of other assets...........       (0.4)     (643,551)
                                                    ----------  ------------
   NET ASSETS --                                         100.0% $176,626,974
                                                    ==========  ============

--------
+    Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Fund has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $5,917,811 representing 3.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#    Fair valued security; see Note 2
(1)  See Note 2 for details of Joint Repurchase Agreements
(2)  See Note 5 for cost of investments on a tax basis
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2006.
(4) "Step-up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(5)  Commercial mortgaged backed security.
(6) Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects next reset date.
(7)  Collateralized Mortgage Obligations
(8)  Bond in default.
(9)  Company has filed Chapter 11 bankruptcy protection.
(10) Illiquid security
(11) Variable Rate Security -- the rate reflected is as of March 31, 2006; maturity date reflects the stated maturity date.
(12) To the extent permitted by the Statement of Additional Information, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2006, the Balanced Assets Fund held the following restricted securities:

                                                               Market
                                                                Value   % of
                     Acquisition Principle Acquisition Market  Per Par  Net
  Name                  Date      Amount      Cost     Value   Amount  Assets
  ----               ----------- --------- ----------- ------- ------- ------
  AmerisourceBergen,
   Corp............. 01/06/2006   $50,000    $50,302   $49,175 $98.00   0.03%

ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)

Industry Allocation*

                        Banks...................  21.0%
                        Pharmaceuticals.........  12.5
                        Telecommunications......  10.6
                        Energy Sources..........   7.2
                        Automotive..............   5.7
                        Food, Beverage & Tobacco   5.1
                        Financial Services......   4.7
                        Retail..................   4.6
                        Electronics.............   4.1
                        Machinery...............   3.9
                        Insurance...............   3.8
                        Metals & Mining.........   3.2
                        Repurchase Agreements...   2.7
                        Energy Services.........   2.1
                        Entertainment Products..   1.9
                        Apparel & Textiles......   1.8
                        Conglomerate............   1.7
                        Real Estate Companies...   1.5
                        Leisure & Tourism.......   1.2
                        Business Services.......   1.1
                        Forest Products.........   0.6
                                                 -----
                                                 101.0%
                                                 =====

--------
* Calculated as a percentage of net assets.
Country Allocation*

                             Japan.........  25.5%
                             Norway........  13.8
                             France........   9.3
                             Switzerland...   9.3
                             Germany.......   7.7
                             Italy.........   6.0
                             Belgium.......   3.7
                             Ireland.......   3.7
                             Australia.....   3.6
                             United Kingdom   3.4
                             United States.   2.7
                             Finland.......   2.4
                             Sweden........   2.0
                             Spain.........   1.5
                             Denmark.......   1.2
                             Greece........   1.2
                             Hong Kong.....   1.2
                             Netherlands...   1.1
                             Singapore.....   0.8
                             South Korea...   0.5
                             Mexico........   0.4
                                            -----
                                            101.0%
                                            =====

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited)



                                                                 Value
                  Security Description                Shares    (Note 2)
      -------------------------------------------------------------------
      COMMON STOCK -- 98.3%
      Australia -- 3.6%
        Australia and New Zealand Banking Group,
         Ltd........................................    26,200 $   497,050
        BHP Billiton, Ltd...........................    65,300   1,308,952
        CSL, Ltd....................................    28,600   1,119,968
        Woolworths, Ltd.............................    82,880   1,117,255
                                                               -----------
                                                                 4,043,225
                                                               -----------
      Belgium -- 3.7%
        KBC Groep NV................................    38,440   4,127,297
                                                               -----------
      Denmark -- 1.2%
        GN Store Nord A/S...........................    94,500   1,304,443
                                                               -----------
      Finland -- 2.4%
        Nokia Oyj Sponsored ADR.....................   131,370   2,721,986
                                                               -----------
      France -- 9.3%
        AXA SA......................................    51,020   1,790,555
        BNP Paribas.................................    36,360   3,377,417
        Michelin (CGDE), Class B....................    43,000   2,701,879
        Sanofi-Aventis..............................    27,240   2,591,346
                                                               -----------
                                                                10,461,197
                                                               -----------
      Germany -- 7.7%
        Adidas-Salomon AG...........................    10,400   2,056,722
        Allianz AG..................................    14,760   2,464,457
        Bayer AG....................................   104,660   4,193,071
                                                               -----------
                                                                 8,714,250
                                                               -----------
      Greece -- 1.2%
        OPAP SA.....................................    36,660   1,401,209
                                                               -----------
      Hong Kong -- 1.2%
        Midland Holdings, Ltd....................... 1,248,000     699,664
        Nine Dragons Paper Holdings, Ltd.+.......... 1,028,000     702,191
        Peregrine Investments Holdings, Ltd.+(1)(2).    91,000           0
                                                               -----------
                                                                 1,401,855
                                                               -----------
      Ireland -- 3.7%
        Anglo Irish Bank Corp. PLC..................   252,040   4,153,910
                                                               -----------
      Italy -- 6.0%
         Saipem SpA.................................   157,150   3,635,541
         Unicredito Italiano SpA....................   423,130   3,058,672
                                                               -----------
                                                                 6,694,213
                                                               -----------
      Japan -- 25.5%
        Chugai Pharmaceutical Co., Ltd..............    63,400   1,150,034
        Denso Corp..................................    34,100   1,347,196
        Ibiden Co., Ltd.............................    30,000   1,516,568
        Japan Tobacco, Inc..........................       590   2,075,276
        Komatsu, Ltd................................   130,000   2,479,609
        Mitsubishi UFJ Financial Group, Inc.........        60     917,587
        Mitsui & Co., Ltd...........................   103,000   1,489,431
        Murata Manufacturing Co., Ltd...............    13,100     887,060
        Nikon Corp,.................................    53,000     950,127
        ORIX Corp...................................     8,460   2,634,316


                                                            Value
                  Security Description           Shares    (Note 2)
          ----------------------------------------------------------
          Japan (continued)
            Sega Sammy Holdings, Inc............  28,000 $  1,137,128
            Seven & I Holdings Co., Ltd.........  22,300      882,906
            Sumitomo Metal Industries, Ltd...... 418,000    1,793,458
            Tokyu Land Corp..................... 113,000    1,009,992
            Toyota Motor Corp...................  44,000    2,403,738
            Tsumura & Co........................  42,000    1,106,202
            UFJ NICOS Co., Ltd.................. 163,000    1,724,172
            Yamada Denki Co., Ltd...............  13,700    1,579,516
            Yokogawa Electric Corp..............  92,400    1,644,673
                                                         ------------
                                                           28,728,989
                                                         ------------
          Mexico -- 0.4%
            Cemex SA de CV Sponsored ADR........   7,000      456,960
                                                         ------------
          Netherlands -- 1.1%
            USG People NV.......................  17,340    1,255,555
                                                         ------------
          Norway -- 13.8%
            DNB NOR ASA......................... 124,540    1,677,041
            Petroleum Geo-Services ASA+.........  50,800    2,368,073
            Statoil ASA......................... 152,980    4,411,807
            Tandberg ASA........................ 250,080    2,260,931
            Telenor ASA......................... 273,560    2,942,807
            Tomra Systems ASA................... 234,820    1,881,111
                                                         ------------
                                                           15,541,770
                                                         ------------
          Singapore -- 0.8%
            Keppel Corp., Ltd...................  50,168      428,454
            StarHub, Ltd........................ 358,000      480,775
                                                         ------------
                                                              909,229
                                                         ------------
          South Korea -- 0.5%
            Hynix Semiconductor, Inc. GDR+*.....  18,824      554,932
                                                         ------------
          Spain -- 1.5%
            Banco Bilbao Vizcaya Argentaria SA..  78,460    1,637,307
                                                         ------------
          Sweden -- 2.0%
            Ericsson LM Telephone Sponsored ADR.  59,340    2,238,305
                                                         ------------
          Switzerland -- 9.3%
            Credit Suisse Group.................  91,840    5,153,297
            Nestle SA...........................   4,560    1,353,676
            Novartis AG.........................  20,010    1,112,818
            Roche Holding AG....................  18,820    2,802,104
                                                         ------------
                                                           10,421,895
                                                         ------------
          United Kingdom -- 3.4%
            British America Tobacco PLC.........  93,400    2,262,087
            Next PLC............................  56,370    1,615,963
                                                         ------------
                                                            3,878,050
                                                         ------------
          United States -- 0.0%
            Softbrands, Inc.+...................      40           59
                                                         ------------
          Total Long-Term Investment Securities
             (cost $92,903,107).................          110,646,636
                                                         ------------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited) (continued)



                                                    Principal     Value
                                                     Amount      (Note 2)
                                                               ------------
    REPURCHASE AGREEMENTS -- 2.7%
      Agreement with State Street Bank & Trust
       Co., bearing interest at 2.30%, dated
       03/31/06, to be repurchased 04/03/06 in
       the amount of $2,975,570 and
       collateralized by $3,210,000 of United
       States Treasury Bonds, bearing interest at
       4.50%, due 02/15/36 and having an
       approximate value of $3,037,463
       (cost $2,975,000).......................... $2,975,000  $  2,975,000
                                                               ------------
    TOTAL INVESTMENTS
       (cost $95,878,107)(3)......................      101.0% $113,621,636
    Liabilities in excess of other assets.........       (1.0)   (1,077,756)
                                                   ----------  ------------
    NET ASSETS                                          100.0% $112,543,880
                                                   ==========  ============

--------
+    Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Fund has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $554,932 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)  Fair valued security. See Note 2
(2)  Illiquid security
(3)  See Note 5 for cost of investments on a tax basis
ADR --American Depository Receipt
GDR --Global Depository Receipt

See Notes to Financial Statements

        SunAmerica Value Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)

Industry Allocation*

                     Financial Services.............  17.1%
                     Banks..........................  12.9
                     Energy Sources.................  12.6
                     Telecommunications.............   9.6
                     Pharmaceuticals................   5.9
                     Insurance......................   5.1
                     Broadcasting & Media...........   4.7
                     Utilities......................   4.7
                     Conglomerate...................   4.6
                     Food, Beverage & Tobacco.......   4.5
                     Computers & Business Equipment.   3.2
                     Retail.........................   2.3
                     Manufacturing..................   1.6
                     Repurchase Agreements..........   1.6
                     Apparel & Textiles.............   1.5
                     Computer Software..............   1.5
                     Health Services................   1.5
                     Forest Products................   1.1
                     Metals & Mining................   1.1
                     Restaurants....................   1.1
                     Aerospace & Military Technology   1.0
                     Chemicals......................   1.0
                     Electronics....................   1.0
                                                     -----
                                                     101.2%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited)

                                                             Value
                   Security Description            Shares   (Note 2)
          -----------------------------------------------------------
          COMMON STOCK -- 99.6%
          Aerospace & Military Technology -- 1.0%
            United Technologies Corp..............  39,700 $ 2,301,409
                                                           -----------
          Apparel & Textiles -- 1.5%
            NIKE, Inc., Class B...................  40,900   3,480,590
                                                           -----------
          Banks -- 12.9%
            Bank of America Corp.................. 215,600   9,818,424
            The Bank of New York Co., Inc.........  68,300   2,461,532
            U.S. Bancorp.......................... 170,000   5,185,000
            Wachovia Corp......................... 111,400   6,243,970
            Wells Fargo & Co......................  94,500   6,035,715
                                                           -----------
                                                            29,744,641
                                                           -----------
          Broadcasting & Media -- 4.7%
            Comcast Corp., Class A+...............  86,400   2,260,224
            News Corp., Class A................... 229,000   3,803,690
            The Walt Disney Co....................  93,600   2,610,504
            Time Warner, Inc...................... 137,700   2,311,983
                                                           -----------
                                                            10,986,401
                                                           -----------
          Chemicals -- 1.0%
            The Dow Chemical Co...................  58,200   2,362,920
                                                           -----------
          Computer Software -- 1.5%
            Microsoft Corp........................ 129,100   3,512,811
                                                           -----------
          Computers & Business Equipment -- 3.2%
            Hewlett-Packard Co.................... 118,600   3,901,940
            International Business Machines Corp..  43,100   3,554,457
                                                           -----------
                                                             7,456,397
                                                           -----------
          Conglomerate -- 4.6%
            General Electric Co................... 203,700   7,084,686
            Honeywell International, Inc..........  82,500   3,528,525
                                                           -----------
                                                            10,613,211
                                                           -----------
          Electronics -- 1.0%
            AMETEK, Inc...........................  52,500   2,360,400
                                                           -----------
          Energy Sources -- 12.6%
            Amerada Hess Corp.....................  24,600   3,503,040
            Apache Corp...........................  43,800   2,869,338
            Chevron Corp..........................  96,700   5,605,699
            ConocoPhillips........................  58,800   3,713,220
            Exxon Mobil Corp...................... 179,900  10,948,714
            Marathon Oil Corp.....................  31,900   2,429,823
                                                           -----------
                                                            29,069,834
                                                           -----------
          Financial Services -- 17.1%
            American Express Co...................  85,900   4,514,045
            Capital One Financial Corp............  49,300   3,969,636
            Citigroup, Inc........................ 206,600   9,757,718
            JPMorgan Chase & Co................... 148,600   6,187,704
            Merrill Lynch & Co., Inc..............  51,300   4,040,388
            Morgan Stanley........................  57,500   3,612,150
            The Bear Stearns Cos., Inc............  26,100   3,620,070
            The Goldman Sachs Group, Inc..........  24,100   3,782,736
                                                           -----------
                                                            39,484,447
                                                           -----------
          Food, Beverage & Tobacco -- 4.5%
            Altria Group, Inc.....................  48,200   3,415,452
            Diageo PLC Sponsored ADR..............  55,000   3,488,650
            PepsiCo, Inc..........................  61,300   3,542,527
                                                           -----------
                                                            10,446,629
                                                           -----------

                                                Shares/
                                               Principal     Value
                Security Description            Amount      (Note 2)
        ---------------------------------------------------------------
        Forest Products -- 1.1%
          Weyerhaeuser Co....................     36,300  $  2,629,209
                                                          ------------
        Health Services -- 1.5%
          WellPoint, Inc.+...................     45,100     3,492,093
                                                          ------------
        Insurance -- 5.1%
          MetLife, Inc.......................     45,200     2,186,324
          The Allstate Corp..................     90,800     4,731,588
          The Chubb Corp.....................     51,000     4,867,440
                                                          ------------
                                                            11,785,352
                                                          ------------
        Manufacturing -- 1.6%
          ITT Industries, Inc................     66,600     3,744,252
                                                          ------------
        Metals & Mining -- 1.1%
          Alcoa, Inc.........................     80,200     2,450,912
                                                          ------------
        Pharmaceuticals -- 5.9%
          Merck & Co., Inc...................     74,300     2,617,589
          Pfizer, Inc........................    294,100     7,328,972
          Wyeth..............................     75,300     3,653,556
                                                          ------------
                                                            13,600,117
                                                          ------------
        Restaurants -- 1.1%
          McDonald's Corp....................     74,100     2,546,076
                                                          ------------
        Retail -- 2.3%
          The Gap, Inc.......................    280,700     5,243,476
                                                          ------------
        Telecommunications -- 9.6%
          AT&T, Inc..........................    180,400     4,878,016
          BellSouth Corp.....................    124,200     4,303,530
          Motorola, Inc......................    161,800     3,706,838
          Sprint Nextel Corp.................    150,900     3,899,256
          Verizon Communications, Inc........    157,400     5,361,044
                                                          ------------
                                                            22,148,684
                                                          ------------
        Utilities -- 4.7%
          Duke Energy Corp.+.................    121,600     3,544,640
          FPL Group, Inc.....................     87,700     3,520,278
          The Southern Co....................    112,700     3,693,179
                                                          ------------
                                                            10,758,097
                                                          ------------
        Total Long-Term Investment Securities
           (cost $214,163,043)...............              230,217,958
                                                          ------------
        REPURCHASE AGREEMENTS -- 1.6%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $3,771,000)................. $3,771,000     3,771,000
                                                          ------------
        TOTAL INVESTMENTS
           (cost $217,934,043)(2)............      101.2%  233,988,958
        Liabilities in excess of other assets       (1.2)   (2,740,358)
                                              ----------  ------------
        NET ASSETS                                 100.0% $231,248,600
                                              ==========  ============

--------
+  Non-Income producing securities
(1)See Note 2 for details of Joint Repurchase Agreements
(2)See Note 5 for cost of investments on a tax basis
ADR -- AmericanDepository Receipt

See Notes to Financial Statements

        SunAmerica Biotech/Health Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)


Industry Allocation*

                          Pharmaceuticals......  27.2%
                          Biotechnology........  22.9
                          Managed Care.........  18.6
                          Health Services......   8.7
                          Medical Devices......   7.1
                          Healthcare Equipment.   5.5
                          Genomics.............   3.6
                          Distribution.........   3.2
                          Repurchase Agreements   2.1
                          Therapeutics.........   1.6
                                                -----
                                                100.5%
                                                =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Biotech/Health Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited)


                                                                Value
                    Security Description               Shares  (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK -- 98.4%
        Biotechnology -- 22.9%
          Amgen, Inc.+................................ 22,200 $1,615,050
          Biogen Idec, Inc.+.......................... 14,000    659,400
          Genentech, Inc.+............................ 11,300    954,963
          Genzyme Corp.+.............................. 21,400  1,438,508
          Illumina, Inc.+............................. 26,000    617,500
          MedImmune, Inc.+............................ 18,000    658,440
          Myriad Genetics, Inc.+...................... 12,000    313,080
          Nektar Therapeutics+........................ 25,000    509,500
                                                              ----------
                                                               6,766,441
                                                              ----------
        Distribution -- 3.2%
          Allion Healthcare, Inc.+.................... 23,000    311,880
          Cardinal Health, Inc........................  8,400    625,968
                                                              ----------
                                                                 937,848
                                                              ----------
        Genomics -- 3.6%
          Invitrogen Corp.+........................... 15,000  1,051,950
                                                              ----------
        Health Services -- 8.7%
          Caremark Rx, Inc.+.......................... 12,000    590,160
          LifePoint Hospitals, Inc.+.................. 23,500    730,850
          Matria Healthcare, Inc.+.................... 15,000    569,400
          National Medical Health Card Systems, Inc.+. 24,000    672,000
                                                              ----------
                                                               2,562,410
                                                              ----------
        Healthcare Equipment -- 5.5%
          C.R. Bard, Inc..............................  9,300    630,633
          Fisher Scientific International, Inc.+...... 14,600    993,530
                                                              ----------
                                                               1,624,163
                                                              ----------
        Managed Care -- 18.6%
          Aetna, Inc.................................. 12,600    619,164
          Centene Corp.+.............................. 32,600    950,942
          CIGNA Corp..................................  6,500    849,030
          Coventry Helath Care, Inc.+................. 13,200    712,536
          Health Management Associates, Inc., Class A. 28,000    603,960
          UnitedHealth Group, Inc..................... 15,200    849,072
          WellPoint, Inc.+............................ 11,600    898,188
                                                              ----------
                                                               5,482,892
                                                              ----------


                                                  Shares/
                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         -------------------------------------------------------------
         Medical Devices -- 7.1%
           Boston Scientific Corp.+.............   16,000  $   368,800
           Kinetic Concepts, Inc.+..............   21,800      897,506
           Medtronic, Inc.......................   16,600      842,450
                                                           -----------
                                                             2,108,756
                                                           -----------
         Pharmaceuticals -- 27.2%
           Abbott Laboratories..................   16,000      679,520
           Barr Pharmaceuticals, Inc.+..........   13,000      818,740
           Cephalon, Inc.+......................    9,700      584,425
           Eli Lilly & Co.......................    7,500      414,750
           Endo Pharmaceuticals Holdings, Inc.+.   10,000      328,100
           Johnson & Johnson....................    9,500      562,590
           Novartis AG Sponsored ADR............   17,000      942,480
           Noven Pharmaceuticals, Inc.+.........   25,000      450,250
           Pfizer, Inc..........................   35,000      872,200
           Schering-Plough Corp.................   38,000      721,620
           Teva Pharmaceutical Industries, Ltd.
            Sponsored ADR.......................   20,700      852,426
           Wyeth................................   16,100      781,172
                                                           -----------
                                                             8,008,273
                                                           -----------
         Therapeutics -- 1.6%
           BioMarin Pharmaceutical, Inc.+.......   35,000      469,700
                                                           -----------
         Total Long-Term Investment Securities
            (cost $27,603,748)..................            29,012,433
                                                           -----------
         REPURCHASE AGREEMENTS -- 2.1%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1)
            (cost $626,000)..................... $626,000      626,000
                                                           -----------
         TOTAL INVESTMENTS
            (cost $28,229,748)(2)...............    100.5%  29,638,433
         Liabilities in excess of other assets..     (0.5)    (160,546)
                                                 --------  -----------
         NET ASSETS                                 100.0% $29,477,887
                                                 ========  ===========

--------
+    Non-income producing securities
(1)  See Note 2 for details of Joint Repurchase Agreements
(2)  See Note 5 for cost of investments on a tax basis
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Tax Managed Equity Fund
        PORTFOLIO PROFILE -- March 31, 2006 -- (unaudited)


Industry Allocation*

                     Financial Services.............  18.6%
                     Metals & Mining................  12.2
                     Telecommunications.............  10.6
                     Electronics....................   9.7
                     Transportation.................   8.0
                     Insurance......................   6.7
                     Food, Beverage & Tobacco.......   4.4
                     Repurchase Agreements..........   4.1
                     Business Services..............   4.0
                     Machinery......................   2.9
                     Aerospace & Military Technology   2.8
                     Energy Sources.................   2.8
                     Computers & Business Equipment.   2.7
                     Retail.........................   2.6
                     Energy Services................   1.6
                     Computer Software..............   1.5
                     Manufacturing..................   1.5
                     Pharmaceuticals................   1.5
                     Leisure & Tourism..............   1.4
                     Apparel & Textiles.............   1.3
                     Restaurants....................   1.3
                                                     -----
                                                     102.2%
                                                     =====

--------
* Calculated as a percentage of net assets.

        SunAmerica Tax Managed Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2006 -- (unaudited)



                                                                Value
                    Security Description              Shares   (Note 2)
        ---------------------------------------------------------------
        COMMON STOCK -- 98.1%
        Aerospace & Military Technology -- 2.8%
          The Boeing Co..............................  16,600 $1,293,638
                                                              ----------
        Apparel & Textiles -- 1.3%
          NIKE, Inc., Class B........................   7,000    595,700
                                                              ----------
        Business Services -- 4.0%
          Paychex, Inc...............................  15,000    624,900
          Waste Management, Inc......................  34,800  1,228,440
                                                              ----------
                                                               1,853,340
                                                              ----------
        Computers & Business Equipment -- 2.7%
          Apple Computer, Inc.+......................   9,700    608,384
          Hewlett-Packard Co.........................  20,000    658,000
                                                              ----------
                                                               1,266,384
                                                              ----------
        Computer Software -- 1.5%
          SAP AG Sponsored ADR.......................  13,000    706,160
                                                              ----------
        Electronics -- 9.7%
          Agilent Technologies, Inc.+................  16,400    615,820
          Emerson Electric Co........................   8,600    719,218
          Koninklijke Philips Electronics NV.........  21,800    733,570
          MEMC Electronic Materials, Inc.+...........  24,000    886,080
          NVIDIA Corp.+..............................  12,600    721,476
          Rambus, Inc.+..............................  21,000    826,140
                                                              ----------
                                                               4,502,304
                                                              ----------
        Energy Services -- 1.6%
          Schlumberger, Ltd..........................   6,000    759,420
                                                              ----------
        Energy Sources -- 2.8%
          Frontier Oil Corp..........................  21,900  1,299,765
                                                              ----------
        Financial Services -- 18.6%
          Capital One Financial Corp.................  15,300  1,231,956
          Chicago Mercantile Exchange Holdings, Inc..   1,500    671,250
          ING Groep NV Sponsored ADR.................  16,500    650,100
          Investment Technology Group, Inc.+.........  11,800    587,640
          Knight Capital Group, Inc., Class A +...... 100,000  1,393,000
          Lehman Brothers Holdings, Inc..............   4,600    664,838
          Merrill Lynch & Co., Inc...................  17,800  1,401,928
          Moody's Corp...............................   9,800    700,308
          The Goldman Sachs Group, Inc...............   8,400  1,318,464
                                                              ----------
                                                               8,619,484
                                                              ----------
        Food, Beverage & Tobacco -- 4.4%
          Archer-Daniels-Midland Co..................  38,000  1,278,700
          Reynolds American, Inc.....................   7,400    780,700
                                                              ----------
                                                               2,059,400
                                                              ----------
        Insurance -- 6.7%
          CIGNA Corp.................................  10,000  1,306,200
          MetLife, Inc...............................  12,000    580,440
          Sun Life Financial, Inc....................  15,100    642,656
          The Chubb Corp.............................   6,000    572,640
                                                              ----------
                                                               3,101,936
                                                              ----------
        Leisure & Tourism -- 1.4%
          Continental Airlines, Inc., Class B+.......  24,000    645,600
                                                              ----------

                                                  Shares/
                                                 Principal     Value
                 Security Description             Amount      (Note 2)
        ---------------------------------------------------------------
        Machinery -- 2.9%
          Caterpillar, Inc.....................      8,000  $   574,480
          Rockwell Automation, Inc.............     10,700      769,437
                                                            -----------
                                                              1,343,917
                                                            -----------
        Manufacturing -- 1.5%
          Allegheny Technologies, Inc..........     11,300      691,334
                                                            -----------
        Metals & Mining -- 12.2%
          Boliden AB+..........................     70,000    1,074,019
          Companhia Vale do Rio Doce ADR.......     26,000    1,261,780
          Newmont Mining Corp..................     12,000      622,680
          Nucor Corp...........................      6,500      681,135
          Phelps Dodge Corp....................      8,300      668,399
          Precision Castparts Corp.............     12,000      712,800
          Teck Cominco, Ltd., Class B..........     10,000      643,405
                                                            -----------
                                                              5,664,218
                                                            -----------
        Pharmaceuticals -- 1.5%
          Gilead Sciences, Inc.+...............     11,000      684,420
                                                            -----------
        Restaurants -- 1.3%
          McDonald's Corp......................     16,700      573,812
                                                            -----------
        Retail -- 2.6%
          Starbucks Corp.+.....................     32,400    1,219,536
                                                            -----------
        Telecommunications -- 10.6%
          AT&T, Inc............................     24,800      670,592
          Corning, Inc.+.......................     23,000      618,930
          Motorola, Inc........................     48,000    1,099,680
          QUALCOMM, Inc........................     12,400      627,564
          Sprint Nextel Corp...................     48,000    1,240,320
          Tellabs, Inc.+.......................     40,000      636,000
                                                            -----------
                                                              4,893,086
                                                            -----------
        Transportation -- 8.0%
          Burlington Northern Santa Fe Corp....      7,300      608,309
          FedEx Corp...........................     11,000    1,242,340
          Norfolk Southern Corp................     11,200      605,584
          United Parcel Service, Inc., Class B.     16,000    1,270,080
                                                            -----------
                                                              3,726,313
                                                            -----------
        Total Long-Term Investment Securities
           (cost $42,738,478)..................              45,499,767
                                                            -----------
        REPURCHASE AGREEMENTS -- 4.1%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $1,874,000)................... $1,874,000    1,874,000
                                                            -----------
        TOTAL INVESTMENTS
           (cost $44,612,478)(2)...............      102.2%  47,373,767
        Liabilities in excess of other assets..       (2.2)    (999,425)
                                                ----------  -----------
        NET ASSETS                                   100.0% $46,374,342
                                                ==========  ===========

--------
+    Non-Income producing securities
(1)  See Note 2 for details of Joint Repurchase Agreements
(2)  See Note 5 for cost of investments on a tax basis
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of nine different investment funds (each, a "Fund" and collectively, the Funds"). Each Fund is a separate series of the Trust with a distinct investment objective and/or strategy. Each Fund is advised and/or managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), SunAmerica Biotech/Health Fund ("Biotech/Health Fund"), and Tax Managed Equity Fund ("Tax Managed Equity Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective for each of the Funds is as follows:

   Blue Chip Growth Fund seeks capital appreciation, by primarily investing in equity securities of Blue Chip companies that demonstrate the potential for capital appreciation, issued by large-cap companies. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Growth Opportunities Fund seeks capital appreciation by primarily investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

   New Century Fund seeks capital appreciation by investing in equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   Growth and Income Fund seeks capital appreciation and current income by investing in equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

   Balanced Assets Fund seeks capital appreciation and conservation of principal through active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion and partly in investment-grade fixed income securities.

   International Equity Fund seeks capital appreciation by investing in equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Value Fund seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization.

   Biotech/Health Fund seeks long-term growth of capital through active trading of equity securities of companies principally engaged in biotechnology or healthcare, without regard to market capitalization. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

   Tax Managed Equity Fund seeks high total return while minimizing the impact of capital gains through active trading of equity securities of large and medium-sized U.S. companies while attempting to minimize capital gain distributions to shareholders. Under normal market conditions this Fund invests at least 80% of the Fund's net assets plus any borrowing for investment purposes, in such securities.

   Each Fund, except for the International Equity Fund, Value Fund, and Biotech/Health Fund, is organized as a "diversified" Fund of the Trust.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety (90) days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund that were purchased within ninety (90) days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I and Class Z shares are offered at net asset value per share. These classes are offered exclusively to participants in certain employee benefit plans and other programs. As of March 9, 2005, Class X shares of the Growth Opportunities Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I, and no distribution or service fee payments applicable to Class Z.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)

   baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2006, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                     Percentage Principal
Fund                  Interest   Amount
----                 ---------- ----------
Blue Chip Growth....    1.46%   $1,481,000
Growth Opportunities    0.95       966,000
New Century.........    0.36       370,000
Balanced Assets.....    1.70     1,723,000
Value...............    3.72     3,771,000
Biotech/Health......    0.62       626,000
Tax Managed Equity..    1.85     1,874,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated March 31, 2006, bearing interest at a rate of 4.00% per annum, with a principle amount of $101,454,000, a repurchase price of $101,487,818 and a maturity date of April 3, 2006. The repurchase agreement is collateralized by the following:

                                  Maturity  Principal
Type of Collateral  Interest Rate   Date     Amount    Market Value
------------------  ------------- -------- ----------- ------------
U.S. Treasury Notes     2.25%     04/30/06 $89,725,000 $90,397,938
U.S. Treasury Notes     4.63      05/15/06  12,865,000  13,086,522

        SunAmerica Equity Fund
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


   In addition, at March 31, 2006, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                     Percentage Principal
Fund                  Interest   Amount
----                 ---------- ----------
Growth Opportunities    1.05%   $5,000,000
New Century.........    1.68     8,000,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated March 31, 2006, bearing interest at a rate of 4.53% per annum, with a principal amount of $475,000,000 a repurchase price of $475,179,313, and a maturity date of April 3, 2006. The repurchase agreement is collateralized by the following:

                                    Interest Maturity  Principal      Market
Type of Collateral                    Rate     Date     Amount        Value
------------------                  -------- -------- ------------ ------------
U.S. Treasury Inflation Index Bonds   2.00%  01/15/26 $ 46,568,000 $ 47,500,000
U.S. Treasury Inflation Index Bonds   3.63   04/15/28  274,633,000  280,126,621
U.S. Treasury Inflation Index Bonds   3.88   04/15/29  153,799,000  156,875,000

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are paid annually, except for the Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually. The Balanced Assets Fund and Growth and Income Fund reserve the right to declare and pay dividends less frequently than disclosed above, provided that net realized capital gains and net investment income, if any, are paid annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


   Investment Securities Loaned: For the period ended March 31, 2006, none of the Funds participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Fund receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Fund may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. As with other extensions of credit, should the borrower of the securities fail financially, the Fund may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Forward Foreign Currency Contracts: Certain funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Funds are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Funds' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which minimizes counterparty credit risks. A Fund's participation in the futures market involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. At March 31, 2006, there were no open futures contracts.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


   Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option.

   When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   There were no transactions in call and put options written during the period ended March 31, 2006.

   Short Sales: All funds may engage in "short sales against the box". A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the Biotech/Health Fund, Tax Managed Equity Fund, Value Fund and International Equity Fund may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform. At March 31, 2006, there were no short sales.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


   The Funds pay SAAMCo a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                        Management
                                      Assets               Fees
                            --------------------------- ----------
Blue Chip Growth Fund *....           $0 - $350 million    0.75%
                            (greater than) $350 million    0.70%
                            (greater than) $700 million    0.65%
Growth Opportunities Fund *           $0 - $350 million    0.75%
                            (greater than) $350 million    0.70%
                            (greater than) $700 million    0.65%
New Century Fund...........           $0 - $350 million    0.75%
                            (greater than) $350 million    0.70%
                            (greater than) $700 million    0.65%
Growth and Income Fund.....           $0 - $350 million    0.75%
                            (greater than) $350 million    0.70%
                            (greater than) $700 million    0.65%
Balanced Assets Fund *.....           $0 - $350 million    0.75%
                            (greater than) $350 million    0.70%
                            (greater than) $700 million    0.65%
International Equity Fund..           (greater than) $0    1.00%
Value Fund.................           $0 - $750 million    1.00%
                            (greater than) $750 million    0.95%
                            (greater than) $1.5 billion    0.90%
Biotech/Health Fund........           (greater than) $0    0.75%
Tax Managed Equity Fund....           (greater than) $0    0.85%

--------
* Effective October 1, 2005, SAAMCo agreed to, until further notice, waive 0.05% of the investment advisory fees for the Blue Chip Growth, Growth Opportunities and Balanced Assets Funds. For the period ended March 31, 2006, the amount of investment advisory fees waived were $20,813, $20,250 and $46,126, respectively. These amounts are reflected in the Statement of Operations.

   For the period ended March 31, 2006, SAAMCo earned fees in the amounts stated on the Statement of Operations.

   The International Equity Fund is subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives an annual fee of 0.47% of the average daily net assets of the Fund, which is paid by SAAMCo. Effective November 1, 2005, SAAMCo assumed the day to day management of the Tax Managed Equity Fund, which was previously managed by J.P. Morgan Fleming Asset Management, Inc.

   SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary, to maintain the funds' expense ratios at or below the following percentages of each Fund's average net assets.

Fund                         Percentage
----                         ----------
Blue Chip Growth Class I....    1.33%
Growth Opportunities Class I    1.33
Growth and Income Class I...    1.32
Balanced Assets Class I.....    1.33
International Equity Class A    1.90
International Equity Class B    2.55
International Equity Class C    2.55
International Equity Class I    1.80
Value Class A...............    1.63
Value Class B...............    2.28
Value Class C...............    2.28
Value Class I...............    1.53
Value Class Z...............    1.06
Biotech/Health Class A......    1.55
Biotech/Health Class B......    2.20
Biotech/Health Class C......    2.20
Tax Managed Class A.........    1.45
Tax Managed Class B.........    2.10
Tax Managed Class C.........    2.10

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


   SAAMCo has voluntarily agreed to waive fees or reimburse expenses, if necessary, to maintain the funds' expense ratios at or below the following percentages of each Fund's average net assets.

Fund                Percentage
----                ----------
New Century Class C    2.14%

   For the International Equity Fund, Value Fund, Biotech/Health Fund, and Tax Managed Fund, any waivers or reimbursements made by SAAMCo are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

   For the period ending March 31, 2006, SAAMCo has agreed to reimburse expenses as follows:

Fund                         Amount
----                         -------
Blue Chip Growth Class I.... $ 6,601
Growth Opportunities Class I   7,152
New Century Fund Class C....   6,455
Growth and Income Class I...   6,325
Balanced Assets Class I.....   6,430
International Equity Class A   1,897
International Equity Class B   6,458
International Equity Class C   4,007
International Equity Class I   1,908
Value Fund Class A..........  49,917
Value Fund Class B..........  29,499
Value Fund Class C..........  17,200
Value Fund Class I..........   3,765
Value Fund Class Z..........   7,727
Biotech/Health Class A......  21,386
Biotech/Health Class B......  19,352
Biotech/Health Class C......  14,886
Tax Managed Equity Class A..  26,036
Tax Managed Equity Class B..  32,137
Tax Managed Equity Class C..  30,612

   For the period ended March 31, 2006, the amounts repaid to the Adviser are as follows:

Fund                         Amount
----                         ------
International Equity Class A $8,074
International Equity Class B    183
International Equity Class C  2,010
International Equity Class I    677

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


   At March 31, 2006, expenses previously waived or reimbursed by SAAMCO that are subject to recoupment are as follows:

                                          Class
                               Other     Specific
                              Expenses   Expenses
Fund                         Reimbursed Reimbursed
----                         ---------- ----------
International Equity Class A  $    --    $ 55,909
International Equity Class B       --      58,859
International Equity Class C       --      35,509
International Equity Class I       --      21,652
Value Fund Class A..........   81,685     105,079
Value Fund Class B..........   51,771      79,631
Value Fund Class C..........   26,725      39,062
Value Fund Class I..........    4,463      20,484
Value Fund Class Z..........    9,178      26,525
Biotech/Health Class A......    3,471      89,629
Biotech/Health Class B......    3,084      77,557
Biotech/Health Class C......    2,216      55,539
Tax Managed Equity Class A..   12,247      79,054
Tax Managed Equity Class B..   16,314     105,451
Tax Managed Equity Class C..   15,397      96,495

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class C Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class.

   The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended March 31, 2006, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing additional shareholder services to Class I shareholders. For the period ended March 31, 2006, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended March 31, 2006, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                           Class A                           Class B       Class C
                     ---------------------------------------------------- ------------- -------------
                                                             Contingent    Contingent    Contingent
                      Sales     Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                 Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                 -------- -------------- -------------- ------------- ------------- -------------
Blue Chip Growth.... $ 25,430    $11,478        $10,458         $ 90         $22,192       $   96
Growth Opportunities   34,275     12,887         16,366           44          37,332          539
New Century.........   29,259     14,349         11,008           32           5,336           11
Growth and Income...   33,996     16,125         13,187          105          37,959          239
Balanced Assets.....  103,553     64,971         24,893           --          42,939        1,015
International Equity   59,004     10,752         39,561           32          14,311          231
Value...............   63,057     24,888         29,301          722          48,280        5,391
Biotech/Health......   19,352      7,826          8,619           --          17,112          337
Tax Managed Equity..   12,248      1,621          8,832           --          10,554          125

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Except for Class Z shares, the Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended March 31, 2006, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                 Expense                 Payable At March 31, 2006
                     -------------------------------- -------------------------------
Fund                 Class A  Class B Class C Class I Class A Class B Class C Class I
----                 -------- ------- ------- ------- ------- ------- ------- -------
Blue Chip Growth.... $ 57,858 $20,697 $ 5,121 $1,206  $10,042 $3,847  $  956  $  159
Growth Opportunities   42,265  25,437  11,184  1,020    7,932  4,719   2,103     109
New Century.........   86,755  10,201   1,963     --   15,861  1,817     369      --
Growth and Income...   65,132  39,417  35,812    591   11,884  6,406   5,773      68
Balanced Assets.....  129,488  28,147  19,400    825   25,247  4,909   3,235     140
International Equity   52,280  20,954  19,845  9,022   10,627  4,096   3,973   1,773
Value...............  136,243  58,401  43,240  3,437   22,986  9,589   7,138     574
Biotech/Health......   13,893  10,998   7,501     --    2,438  1,906   1,299      --
Tax Managed Equity..   12,575  15,770  15,474     --    2,408  2,680   2,906      --

   At March 31, 2006, AIG SunAmerica, Inc., an affiliate company of the Adviser, owned 7.94% of the total outstanding shares of the International Equity Fund.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended March 31, 2006, were as follows:

                                                              Blue Chip      Growth         New     Growth and     Balanced
                                                               Growth     Opportunities   Century     Income        Assets
                                                                Fund          Fund         Fund        Fund          Fund
                                                            ------------- ------------- ----------- ------------ ------------
Purchases (excluding U.S. government securities)...........  $72,639,280  $ 85,706,735  $89,600,511 $112,101,021 $137,444,882
Sales and maturities (excluding U.S. government securities)   82,884,668    98,787,240   99,253,643  135,123,521  149,337,258
Purchases of U.S. government securities....................           --            --           --           --   20,746,312
Sales and maturities of U.S. government securities.........           --            --           --           --   24,148,572

                                                            International                               Tax
                                                               Equity         Value      Biotech/     Managed
                                                                Fund          Fund      Health Fund Equity Fund
                                                            ------------- ------------- ----------- ------------
Purchases (excluding U.S. government securities)...........  $74,996,108  $169,303,837  $18,493,978 $196,893,833
Sales and maturities (excluding U.S. government securities)   67,058,378   194,749,730   21,225,466  197,541,662
Purchases of U.S. government securities....................           --            --           --           --
Sales and maturities of U.S. government securities.........           --            --           --           --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses and derivative transactions.

                               Distributable Earnings            Tax Character Distributions
                        For the year ended September 30, 2005    For the year ended September 30, 2005
                     ------------------------------------------- -------------------------------------
                                    Long-term       Unrealized
                      Ordinary    Gains/Capital    Appreciation   Ordinary           Long-Term
Fund                   Income    and Other Losses (Depreciation)   Income          Capital Gains
----                 ----------- ---------------- --------------    -----------    -------------
Blue Chip Growth.... $        --  $ (77,509,082)   $ 5,107,891   $        --        $       --
Growth Opportunities          --   (218,788,500)    12,246,454            --                --
New Century.........          --   (105,325,726)    10,565,369            --                --
Growth and Income...     101,329    (62,433,092)     9,778,573       588,836                --
Balanced Assets.....     127,498    (83,784,217)     4,895,574     3,278,600                --
International Equity          --    (41,481,560)    12,448,789            --                --
Value...............  14,560,020      2,172,531     18,177,363    16,513,550         7,934,524
Biotech/Health......          --    (33,085,562)     2,434,506            --                --
Tax Managed Equity..      53,975    (31,865,773)     2,021,072        69,828                --

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2005, which are available to offset future capital gains, if any:

                                                         Capital Loss Carryforward
                               -----------------------------------------------------------------------------
Fund                             2007      2008        2009         2010        2011        2012      2013
----                           -------- ----------- ----------- ------------ ----------- ---------- --------
Blue Chip Growth*............. $     -- $21,643,793 $        -- $ 13,804,345 $42,060,944 $       -- $     --
Growth Opportunities*.........       --   9,978,889     151,316  143,345,493  65,312,802         --       --
New Century...................       --          --          --   68,959,096  36,351,156         --       --
Growth and Income*............       --          --   4,662,804   21,417,395  30,630,503  5,722,390       --
Balanced Assets*..............       --   1,164,120     536,524   22,523,458  55,685,563  3,874,552       --
International Equity*.........       --  16,526,295   8,688,922   11,189,965   5,008,920         --       --
Value.........................       --          --          --           --          --         --       --
Biotech/Health................       --          --  14,956,128   17,583,650     545,784         --       --
Tax Managed Equity............  910,428   3,887,711   6,189,990   15,675,665   4,260,050    594,906  177,899

--------
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. These losses may be subject to annual limitation imposed by the Internal Revenue Code. Therefore, it is possible that not all of these capital losses will be available for use.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                             Blue Chip      Growth         New       Growth and     Balanced
                                              Growth     Opportunities   Century       Income        Assets
                                               Fund          Fund         Fund          Fund          Fund
                                           ------------- ------------- -----------  ------------  ------------
Cost (tax basis)..........................  $76,115,580  $ 74,805,413  $96,149,357  $119,018,062  $172,277,425
                                            ===========  ============  ===========  ============  ============
Appreciation..............................    5,401,344     6,536,339    5,203,843     9,182,162     8,433,604
Depreciation..............................   (1,554,147)   (1,500,617)  (2,607,253)   (2,675,980)   (3,440,504)
                                            -----------  ------------  -----------  ------------  ------------
Net unrealized appreciation (depreciation)  $ 3,847,197  $  5,035,722  $ 2,596,590  $  6,506,182  $  4,993,100
                                            ===========  ============  ===========  ============  ============

                                           International                                 Tax
                                              Equity         Value      Biotech/       Managed
                                               Fund          Fund      Health Fund   Equity Fund
                                           ------------- ------------- -----------  ------------
Cost (tax basis)..........................  $95,888,042  $218,200,817  $28,233,611  $ 44,614,137
                                            ===========  ============  ===========  ============
Appreciation..............................   18,723,467    17,779,766    2,459,487     3,047,266
Depreciation..............................     (989,873)   (1,991,625)  (1,054,665)     (287,636)
                                            -----------  ------------  -----------  ------------
Net unrealized appreciation (depreciation)  $17,733,594  $ 15,788,141  $ 1,404,822  $  2,759,630
                                            ===========  ============  ===========  ============

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                            Blue Chip Growth Fund
                        ---------------------------------------------------------------------------------------------
                                            Class A                                         Class B
                        -----------------------------------------------  --------------------------------------------
                               For the                                          For the
                           six months ended             For the             six months ended           For the
                            March 31, 2006            year ended             March 31, 2006           year ended
                             (unaudited)          September 30, 2005          (unaudited)         September 30, 2005
                        ---------------------  ------------------------  ---------------------  ---------------------
                         Shares      Amount      Shares       Amount      Shares      Amount     Shares      Amount
                        --------  -----------  ----------  ------------  --------  -----------  --------  -----------
Shares sold(1)(2)(3)...  152,145  $ 2,360,750     318,097  $  4,691,601    57,918  $   808,247   127,065  $ 1,685,024
Reinvested dividends...       --           --          --            --        --           --        --           --
Shares redeemed(1)(2).. (491,146)  (7,644,266) (1,010,053)  (14,942,148) (268,593)  (3,728,325) (670,464)  (8,912,621)
                        --------  -----------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease) (339,001) $(5,283,516)   (691,956) $(10,250,547) (210,675) $(2,920,078) (543,399) $(7,227,597)
                        ========  ===========  ==========  ============  ========  ===========  ========  ===========

                                                            Blue Chip Growth Fund
                        ---------------------------------------------------------------------------------------------
                                            Class C                                         Class I
                        -----------------------------------------------  --------------------------------------------
                               For the                                          For the
                           six months ended             For the             six months ended           For the
                            March 31, 2006            year ended             March 31, 2006           year ended
                             (unaudited)          September 30, 2005          (unaudited)         September 30, 2005
                        ---------------------  ------------------------  ---------------------  ---------------------
                         Shares      Amount      Shares       Amount      Shares      Amount     Shares      Amount
                        --------  -----------  ----------  ------------  --------  -----------  --------  -----------
Shares sold............   28,452  $   397,643      32,571  $    430,311     6,908  $   107,857    29,610  $   439,602
Reinvested dividends...       --           --          --            --        --           --        --           --
Shares redeemed(3).....  (55,868)    (773,146)   (153,116)   (2,033,335)  (48,999)    (771,578)  (87,497)  (1,306,402)
                        --------  -----------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)  (27,416) $  (375,503)   (120,545) $ (1,603,024)  (42,091) $  (663,721)  (57,887) $  (866,800)
                        ========  ===========  ==========  ============  ========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2006, includes automatic conversion of 73,721 shares of Class B shares in the amount of $1,022,391 to 65,830 shares of Class A shares in the amount of $1,022,391.
(2)For the year ended September 30, 2005, includes automatic conversion of 133,336 shares of Class B shares in the amount of $1,765,197 to 119,732 shares of Class A shares in the amount of $1,765,197.
(3)For the six months ended March 31, 2006, includes automatic conversion of 2,635 shares of Class C shares in the amount of $36,888 to 2,339 shares of Class A shares in the amount of $36,888.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)

                                                           Growth Opportunities Fund
                        -----------------------------------------------------------------------------------------------
                                             Class A                                         Class B
                        ------------------------------------------------  ---------------------------------------------
                                For the                                          For the
                           six months ended              For the             six months ended            For the
                            March 31, 2006             year ended             March 31, 2006           year ended
                              (unaudited)          September 30, 2005          (unaudited)         September 30, 2005
                        ----------------------  ------------------------  ---------------------  ----------------------
                         Shares      Amount       Shares       Amount      Shares      Amount     Shares      Amount
                        --------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold(1)(2)(3)...  177,784  $  2,959,893     246,991  $  3,723,609    44,884  $   661,460    91,850  $  1,231,312
Reinvested dividends...       --            --          --            --        --           --        --            --
Shares redeemed(1)(2).. (456,035)   (7,506,195) (1,159,786)  (17,443,762) (328,863)  (4,871,820) (748,216)  (10,067,500)
                        --------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease) (278,251) $ (4,546,302)   (912,795) $(13,720,153) (283,979) $(4,210,360) (656,366) $ (8,836,188)
                        ========  ============  ==========  ============  ========  ===========  ========  ============

                                                           Growth Opportunities Fund
                        -----------------------------------------------------------------------------------------------
                                             Class C                                         Class I
                        ------------------------------------------------  ---------------------------------------------
                                For the                                          For the
                           six months ended              For the             six months ended            For the
                            March 31, 2006             year ended             March 31, 2006           year ended
                              (unaudited)          September 30, 2005          (unaudited)         September 30, 2005
                        ----------------------  ------------------------  ---------------------  ----------------------
                         Shares      Amount       Shares       Amount      Shares      Amount     Shares      Amount
                        --------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold............   20,046  $    293,057      52,972  $    704,930     3,581  $    59,223    20,915  $    314,055
Reinvested dividends...       --            --          --            --        --           --        --            --
Shares redeemed(3)..... (125,801)   (1,843,337)   (410,425)   (5,495,557)  (76,612)  (1,250,977) (167,934)   (2,588,381)
                        --------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease) (105,755) $ (1,550,280)   (357,453) $ (4,790,627)  (73,031) $(1,191,754) (147,019) $ (2,274,326)
                        ========  ============  ==========  ============  ========  ===========  ========  ============

                                    Growth Opportunities Fund
                        ------------------------------------------------
                                            Class X+
                        ------------------------------------------------
                                For the
                           six months ended              For the
                            March 31, 2006             year ended
                              (unaudited)          September 30, 2005
                        ----------------------  ------------------------
                         Shares      Amount        Shares      Amount
                        --------  ------------  ----------  ------------
Shares sold............       --  $         --          --  $         --
Reinvested dividends...       --            --          --            --
Shares redeemed........       --            --      (5,500)      (86,962)
                        --------  ------------  ----------  ------------
Net increase (decrease)       --            --      (5,500) $    (86,962)
                        ========  ============  ==========  ============

                                                                New Century Fund
                        -----------------------------------------------------------------------------------------------
                                             Class A                                         Class B
                        ------------------------------------------------  ---------------------------------------------
                                For the                                          For the
                           six months ended              For the             six months ended            For the
                            March 31, 2006             year ended             March 31, 2006           year ended
                              (unaudited)          September 30, 2005          (unaudited)         September 30, 2005
                        ----------------------  ------------------------  ---------------------  ----------------------
                         Shares      Amount       Shares       Amount      Shares      Amount     Shares      Amount
                        --------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold(4)(5)......  148,271  $  2,721,084     358,049  $  6,008,446    28,308  $   458,538    63,441  $    952,686
Reinvested dividends...       --            --          --            --        --           --        --            --
Shares redeemed(4)(5).. (570,478)  (10,462,688)   (984,135)  (16,434,485) (110,454)  (1,787,686) (281,736)   (4,143,297)
                        --------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease) (422,207) $ (7,741,604)   (626,086) $(10,426,039)  (82,146) $(1,329,148) (218,295) $ (3,190,611)
                        ========  ============  ==========  ============  ========  ===========  ========  ============

--------
(1)For the six months ended March 31, 2006, includes automatic conversion of 56,579 shares of Class B shares in the amount of $846,102 to 50,411 shares of Class A shares in the amount of $846,102.
(2)For the year ended September 30, 2005, includes automatic conversion of 61,785 shares of Class B shares in the amount of $835,637 to 55,314 shares of Class A shares in the amount of $835,637.
(3)For the six months ended March 31, 2006, includes automatic conversion of 1,034 shares of Class C shares in the amount of $15,287 to 920 shares of Class A shares in the amount of $15,287.
(4)For the six months ended March 31, 2006, includes automatic conversion of 44,480 shares of Class B shares in the amount of $725,366 to 39,157 shares of Class A shares in the amount of $725,366.
(5)For the year ended September 30, 2005, includes automatic conversion of 128,611 shares of Class B shares in the amount of $1,883,691 to 113,937 shares of Class A shares in the amount of $1,883,691.
+  See Note 1

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


                                         New Century Fund
                        --------------------------------------------------
                                              Class C
                        --------------------------------------------------
                                 For the
                            six months ended               For the
                             March 31, 2006              year ended
                               (unaudited)           September 30, 2005
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
                        ----------  ------------  ----------  ------------
Shares sold............     12,522  $    198,882      16,515  $    248,611
Reinvested dividends...         --            --          --            --
Shares redeemed........    (18,905)     (308,342)    (59,097)     (874,430)
                        ----------  ------------  ----------  ------------
Net increase (decrease)     (6,383) $   (109,460)    (42,582) $   (625,819)
                        ==========  ============  ==========  ============

                                                               Growth and Income Fund
                        ----------------------------------------------------------------------------------------------------
                                              Class A                                            Class B
                        --------------------------------------------------  ------------------------------------------------
                                 For the                                            For the
                            six months ended               For the             six months ended              For the
                             March 31, 2006              year ended             March 31, 2006             year ended
                               (unaudited)           September 30, 2005           (unaudited)          September 30, 2005
                        ------------------------  ------------------------  ----------------------  ------------------------
                          Shares       Amount       Shares       Amount      Shares      Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Shares sold(1)(2)(3)...    621,076  $  7,826,861     879,119  $ 10,753,528    67,966  $    803,509     242,630  $  2,807,143
Reinvested dividends...      7,292        92,385      43,416       537,570        --            --          --            --
Shares redeemed(1)(2)..   (998,943)  (12,568,378) (1,697,725)  (20,789,044) (869,821)  (10,375,082) (1,782,268)  (20,575,616)
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Net increase (decrease)   (370,575) $ (4,649,132)   (775,190) $ (9,497,946) (801,855) $ (9,571,573) (1,539,638) $(17,768,473)
                        ==========  ============  ==========  ============  ========  ============  ==========  ============

                                                               Growth and Income Fund
                        ----------------------------------------------------------------------------------------------------
                                              Class C                                            Class I
                        --------------------------------------------------  ------------------------------------------------
                                 For the                                            For the
                            six months ended               For the             six months ended              For the
                             March 31, 2006              year ended             March 31, 2006             year ended
                               (unaudited)           September 30, 2005           (unaudited)          September 30, 2005
                        ------------------------  ------------------------  ----------------------  ------------------------
                          Shares       Amount       Shares       Amount      Shares      Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Shares sold............     31,064  $    366,900     136,365  $  1,581,328     3,239  $     40,949      21,133  $    258,364
Reinvested dividends...         --            --          --            --       167         2,120         729         9,047
Shares redeemed(3).....   (729,194)   (8,641,224) (1,041,425)  (12,022,770)  (36,475)     (457,211)    (28,258)     (347,815)
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Net increase (decrease)   (698,130) $ (8,274,324)   (905,060) $(10,441,442)  (33,069) $   (414,142)     (6,396) $    (80,404)
                        ==========  ============  ==========  ============  ========  ============  ==========  ============

                                                                Balanced Assets Fund
                        ----------------------------------------------------------------------------------------------------
                                              Class A                                            Class B
                        --------------------------------------------------  ------------------------------------------------
                                 For the                                            For the
                            six months ended               For the             six months ended              For the
                             March 31, 2006              year ended             March 31, 2006             year ended
                               (unaudited)           September 30, 2005           (unaudited)          September 30, 2005
                        ------------------------  ------------------------  ----------------------  ------------------------
                          Shares       Amount       Shares       Amount      Shares      Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Shares sold(4)(5)(6)...    389,085  $  5,396,561     744,224  $ 10,112,127    58,979  $    813,637     202,218  $  2,733,921
Reinvested dividends...     83,319     1,164,692     184,510     2,518,942     9,389       130,831      25,821       351,754
Shares redeemed(4)(5).. (1,292,496)  (17,897,680) (2,685,598)  (36,608,551) (440,229)   (6,079,378)   (976,565)  (13,227,507)
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Net increase (decrease)   (820,092) $(11,336,427) (1,756,864) $(23,977,482) (371,861) $ (5,134,910)   (748,526) $(10,141,832)
                        ==========  ============  ==========  ============  ========  ============  ==========  ============

--------
(1)For the six months ended March 31, 2006, includes automatic conversion of 321,615 shares of Class B shares in the amount of $3,842,407 to 304,116 shares of Class A shares in the amount of $3,842,407.
(2)For the year ended September 30, 2005, includes automatic conversion of 454,066 shares of Class B shares in the amount of $5,217,517 to 428,550 shares of Class A shares in the amount of $5,217,517.
(3)For the six months ended March 31, 2006, includes automatic conversion of 180,265 shares of Class C shares in the amount of $2,136,147 to 170,240 shares of Class A shares in the amount of $2,136,147.
(4)For the six months ended March 31, 2006, includes automatic conversion of 124,684 shares of Class B shares in the amount of $1,729,619 to 124,171 shares of Class A shares in the amount of $1,729,619.
(5)For the year ended September 30, 2005, includes automatic conversion of 250,876 shares of Class B shares in the amount of $3,385,902 to 249,851 shares of Class A shares in the amount of $3,385,902.
(6)For the six months ended March 31, 2006, includes automatic conversion of 24,901 shares of Class C shares in the amount of $344,035 to 24,853 shares of Class A shares in the amount of $344,035.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)

                                                                Balanced Assets Fund
                        ----------------------------------------------------------------------------------------------------
                                              Class C                                            Class I
                        --------------------------------------------------  ------------------------------------------------
                                 For the                                            For the
                            six months ended               For the             six months ended              For the
                             March 31, 2006              year ended             March 31, 2006             year ended
                               (unaudited)           September 30, 2005           (unaudited)          September 30, 2005
                        ------------------------  ------------------------  ----------------------  ------------------------
                          Shares       Amount       Shares       Amount      Shares      Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Shares sold............     41,776  $    572,067      94,054  $  1,276,760     2,390  $     33,161      20,395  $    277,145
Reinvested dividends...      6,283        87,711      15,020       204,890       541         7,569       1,122        15,336
Shares redeemed(1).....   (245,992)   (3,401,879)   (430,337)   (5,844,582)   (4,105)      (57,308)    (18,641)     (255,119)
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Net increase (decrease)   (197,933) $ (2,742,101)   (321,263) $ (4,362,932)   (1,174) $    (16,578)      2,876  $     37,362
                        ==========  ============  ==========  ============  ========  ============  ==========  ============

                                                              International Equity Fund
                        ----------------------------------------------------------------------------------------------------
                                              Class A                                            Class B
                        --------------------------------------------------  ------------------------------------------------
                                 For the                                            For the
                            six months ended               For the             six months ended              For the
                             March 31, 2006              year ended             March 31, 2006             year ended
                               (unaudited)           September 30, 2005           (unaudited)          September 30, 2005
                        ------------------------  ------------------------  ----------------------  ------------------------
                          Shares       Amount       Shares       Amount      Shares      Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Shares sold(2)(3)(4)...    969,417  $ 13,722,801   1,043,869  $ 12,291,775   234,045  $  3,176,700     261,068  $  2,907,036
Reinvested dividends...         --            --          --            --        --            --          --            --
Shares redeemed(2)(3)..   (466,457)   (6,509,047)   (865,086)  (10,105,312) (286,534)   (3,783,160)   (806,858)   (8,933,931)
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Net increase (decrease)    502,960  $  7,213,754     178,783  $  2,186,463   (52,489) $   (606,460)   (545,790) $ (6,026,895)
                        ==========  ============  ==========  ============  ========  ============  ==========  ============

                                                              International Equity Fund
                        ----------------------------------------------------------------------------------------------------
                                              Class C                                            Class I
                        --------------------------------------------------  ------------------------------------------------
                                 For the                                            For the
                            six months ended               For the             six months ended              For the
                             March 31, 2006              year ended             March 31, 2006             year ended
                               (unaudited)           September 30, 2005           (unaudited)          September 30, 2005
                        ------------------------  ------------------------  ----------------------  ------------------------
                          Shares       Amount       Shares       Amount      Shares      Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Shares sold............    320,728  $  4,189,927     162,124  $  1,805,329   194,126  $  2,792,932     335,007  $  3,994,607
Reinvested dividends...         --            --          --            --        --            --          --            --
Shares redeemed(4).....   (186,481)   (2,440,542)   (420,394)   (4,662,221) (126,838)   (1,848,371)   (209,537)   (2,503,467)
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Net increase (decrease)    134,247  $  1,749,385    (258,270) $ (2,856,892)   67,288  $    944,561     125,470  $  1,491,140
                        ==========  ============  ==========  ============  ========  ============  ==========  ============

                                                                     Value Fund
                        ----------------------------------------------------------------------------------------------------
                                              Class A                                            Class B
                        --------------------------------------------------  ------------------------------------------------
                                 For the                                            For the
                            six months ended               For the             six months ended              For the
                             March 31, 2006              year ended             March 31, 2006             year ended
                               (unaudited)           September 30, 2005           (unaudited)          September 30, 2005
                        ------------------------  ------------------------  ----------------------  ------------------------
                          Shares       Amount       Shares       Amount      Shares      Amount       Shares       Amount
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Shares sold(5)(6)(7)...    617,652  $ 10,779,287   3,076,062  $ 54,117,019   115,805  $  1,916,452     741,367  $ 12,542,807
Reinvested dividends...    470,358     8,066,638     587,633    10,101,410   205,229     3,363,708     402,122     6,626,965
Shares redeemed(5)(6).. (1,403,512)  (24,402,180) (1,591,136)  (28,099,693) (666,610)  (11,087,044) (1,822,991)  (30,700,307)
                        ----------  ------------  ----------  ------------  --------  ------------  ----------  ------------
Net increase (decrease)   (315,502) $ (5,556,255)  2,072,559  $ 36,118,736  (345,576) $ (5,806,884)   (679,502) $(11,530,535)
                        ==========  ============  ==========  ============  ========  ============  ==========  ============

--------
(1)For the six months ended March 31, 2006, includes automatic conversion of 24,901 shares of Class C shares in the amount of $344,035 to 24,853 shares of Class A shares in the amount of $344,035.
(2)For the six months ended March 31, 2006, includes automatic conversion of 117,323 shares of Class B shares in the amount of $1,544,660 to 110,526 shares of Class A shares in the amount of $1,544,660.
(3)For the year ended September 30, 2005, includes automatic conversion of 316,984 shares of Class B shares in the amount of $3,494,617 to 300,045 shares of Class A shares in the amount of $3,494,617.
(4)For the six months ended March 31, 2006, includes automatic conversion of 43,913 shares of Class C shares in the amount of $574,440 to 41,343 shares of Class A shares in the amount of $574,440.
(5)For the six months ended March 31, 2006, includes automatic conversion of 253,827 shares of Class B shares in the amount of $4,226,550 to 242,228 shares of Class A shares in the amount of $4,226,550.
(6)For the year ended September 30, 2005, includes automatic conversion of 1,084,621 shares of Class B shares in the amount of $18,195,883 to 1,038,213 shares of Class A shares in the amount of $18,195,883.
(7)For the six months ended March 31, 2006, includes automatic conversion of 2,144 shares of Class C shares in the amount of $22,283 to 2,095 shares of Class A shares in the amount of $22,283.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)

                                                                Value Fund
                        ------------------------------------------------------------------------------------------
                                           Class C                                       Class I
                        --------------------------------------------  --------------------------------------------
                               For the                                       For the
                           six months ended           For the            six months ended           For the
                            March 31, 2006           year ended           March 31, 2006           year ended
                             (unaudited)         September 30, 2005        (unaudited)         September 30, 2005
                        ---------------------  ---------------------  ---------------------  ---------------------
                         Shares      Amount     Shares      Amount     Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold............  112,760  $ 1,870,876   829,763  $14,010,774    31,481  $   548,270    94,037  $ 1,658,733
Reinvested dividends...  147,920    2,422,937   198,515    3,271,530    14,121      241,900    34,149      586,340
Shares redeemed(1)..... (388,622)  (6,465,681) (463,163)  (7,853,358)  (40,305)    (691,027) (224,168)  (4,025,285)
                        --------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease) (127,942) $(2,171,868)  565,115  $ 9,428,946     5,297  $    99,143   (95,982) $(1,780,212)
                        ========  ===========  ========  ===========  ========  ===========  ========  ===========

                                         Value Fund
                        --------------------------------------------
                                           Class Z
                        --------------------------------------------
                               For the
                           six months ended           For the
                            March 31, 2006           year ended
                             (unaudited)         September 30, 2005
                        ---------------------  ---------------------
                         Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------
Shares sold............  152,944  $ 2,745,679   569,182  $10,322,268
Reinvested dividends...   75,381    1,333,483    60,060    1,060,065
Shares redeemed........  (85,441)  (1,533,215) (102,946)  (1,879,658)
                        --------  -----------  --------  -----------
Net increase (decrease)  142,884  $ 2,545,947   526,296  $ 9,502,675
                        ========  ===========  ========  ===========

                                                            Biotech/Health Fund
                        ------------------------------------------------------------------------------------------
                                           Class A                                       Class B
                        --------------------------------------------  --------------------------------------------
                               For the                                       For the
                           six months ended           For the            six months ended           For the
                            March 31, 2006           year ended           March 31, 2006           year ended
                             (unaudited)         September 30, 2005        (unaudited)         September 30, 2005
                        ---------------------  ---------------------  ---------------------  ---------------------
                         Shares      Amount     Shares      Amount     Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold(2)(3)......  149,914  $ 1,411,519   452,295  $ 4,107,482    42,215  $   385,600    86,406  $   726,533
Reinvested dividends...       --           --        --           --        --           --        --           --
Shares redeemed(2)(3).. (295,955)  (2,795,960) (728,911)  (6,446,238) (224,324)  (2,037,661) (468,621)  (4,030,746)
                        --------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease) (146,041) $(1,384,441) (276,616) $(2,338,756) (182,109) $(1,652,061) (382,215) $(3,304,213)
                        ========  ===========  ========  ===========  ========  ===========  ========  ===========

                                     Biotech/Health Fund
                        --------------------------------------------
                                           Class C
                        --------------------------------------------
                               For the
                           six months ended           For the
                            March 31, 2006           year ended
                             (unaudited)         September 30, 2005
                        ---------------------  ---------------------
                         Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------
Shares sold............   46,991  $   429,960    94,298  $   818,695
Reinvested dividends...       --           --        --           --
Shares redeemed........ (128,574)  (1,172,707) (453,210)  (3,900,683)
                        --------  -----------  --------  -----------
Net increase (decrease)  (81,583) $  (742,747) (358,912) $(3,081,988)
                        ========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2006, includes automatic conversion of 2,144 shares of Class C shares in the amount of $22,283 to 2,095 shares of Class A shares in the amount of $22,283.
(2)For the six months ended March 31, 2006, includes automatic conversion of 13,457 shares of Class B shares in the amount of $122,420 to 12,964 shares of Class A shares in the amount of $122,420.
(3)For the year ended September 30, 2005, includes automatic conversion of 15,747 shares of Class B shares in the amount of $136,254 to 15,241 shares of Class A shares in the amount of $136,254.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)

                                                          Tax Managed Equity Fund
                        ------------------------------------------------------------------------------------------
                                           Class A                                       Class B
                        --------------------------------------------  --------------------------------------------
                               For the                                       For the
                           six months ended           For the            six months ended           For the
                            March 31, 2006           year ended           March 31, 2006           year ended
                             (unaudited)         September 30, 2005        (unaudited)         September 30, 2005
                        ---------------------  ---------------------  ---------------------  ---------------------
                         Shares      Amount     Shares      Amount     Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold(1)(2)......  272,827  $ 3,731,738    48,008  $   561,687    11,756  $   150,064    18,771  $   212,088
Reinvested dividends...    3,627       44,146     5,392       64,327       109        1,276        --           --
Shares redeemed(1)(2).. (150,755)  (1,918,728) (305,640)  (3,583,246) (281,780)  (3,443,202) (501,702)  (5,676,515)
                        --------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)  125,699  $ 1,857,156  (252,240) $(2,957,232) (269,915) $(3,291,862) (482,931) $(5,464,427)
                        ========  ===========  ========  ===========  ========  ===========  ========  ===========

                                   Tax Managed Equity Fund
                        --------------------------------------------
                                           Class C
                        --------------------------------------------
                               For the
                           six months ended           For the
                            March 31, 2006           year ended
                             (unaudited)         September 30, 2005
                        ---------------------  ---------------------
                         Shares      Amount     Shares      Amount
                        --------  -----------  --------  -----------
Shares sold............  222,323  $ 2,919,503    67,543  $   758,473
Reinvested dividends...      106        1,242        --           --
Shares redeemed........ (188,818)  (2,290,990) (522,887)  (5,947,995)
                        --------  -----------  --------  -----------
Net increase (decrease)   33,611  $   629,755  (455,344) $(5,189,522)
                        ========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2006, includes automatic conversion of 19,470 shares of Class B shares in the amount of $256,409 to 18,763 shares of Class A shares in the amount of $256,409.
(2)For the year ended September 30, 2005, includes automatic conversion of 8,010 shares of Class B shares in the amount of $88,782 to 7,732 shares of Class A shares in the amount of $88,782.

Note 7. Line of Credit

   The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended March 31, 2006, the following Funds had borrowings:

                                                                 Weighted
                                  Days     Interest Average Debt Average
Fund                           Outstanding Charges    Utilized   Interest
----                           ----------- -------- ------------ --------
Blue Chip Growth..............     23       $1,139   $  403,749    4.48%
Growth and Income.............     22        1,887      626,822    4.94%
Balanced Assets...............     14          605      320,272    4.77%
Value.........................      3          339      812,615    5.02%
Tax Managed Equity............     45        7,159    1,151,776    4.89%

   At March 31, 2006, Growth and Income Fund had a balance open under the line of credit of $22,128.

Note 8. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended March 31, 2006, none of the Funds participated in this program.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


Note 9. Trustees Retirement Plan

   The Trustees of the SunAmerica Equity Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                     Retirement Plan Retirement Plan Retirement Plan
Fund                    Liability        Expense        Payments
----                 --------------- --------------- ---------------
                                  As of March 31, 2006
                     -----------------------------------------------
Blue Chip Growth....     $29,931         $  545          $1,161
Growth Opportunities      25,136            536             849
New Century.........      47,637            585           2,019
Growth and Income...      38,830            905           1,192
Balanced Assets.....      82,943          1,202           3,393
International Equity      17,704            528             609
Value...............      29,990          1,401             930
Biotech/Health......       5,325            208             127
Tax Managed Equity..      10,562            262             287

Note 10. Investment Concentration

   Some of the Portfolios may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund. At March 31, 2006, the International Equity Fund had approximately 26% of its net assets invested in equity securities of companies domiciled in Japan.

Note 11. Subsequent Event

   At a regular meeting of the Board of Trustees, held on November 29, 2005, the Board, including the Disinterested Trustees, approved the establishment of the International Small-Cap Fund. This Fund commenced operations on May 2, 2006.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2006 -- (unaudited)
        (continued)


Note 12. Other Information

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Adviser, the Distributor and AIGGIC, the subadviser to one Fund, (the "Subadviser"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, the Subadviser and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Funds. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, the Adviser, Distributor and the Subadviser believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2006 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                 Number of
                        Position     Term of                                   Portfolios in
        Name,          Held With    Office and                                 Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations      Overseen by       Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)        Held by Trustee(2)
---------------------- ---------- -------------- ----------------------------- ------------- -----------------------------
Trustees

Jeffrey S. Burum        Trustee    2004-Present  Founder and CEO of                 43       None
DOB: February 27, 1963                           National Housing
                                                 Development Corporation
                                                 (January 2000 to present);
                                                 Founder, Owner and Partner
                                                 of Colonies Crossroads, Inc.
                                                 (January 2000 to present);
                                                 Owner and Managing
                                                 Member of Diversified
                                                 Pacific Development Group
                                                 LLC (June 1990 to present).

Dr. Judith L. Craven    Trustee    2001-Present  Retired.                           92       Director, A.G. Belo Corp.
DOB: October 6, 1945                                                                         (1992 to present); Director,
                                                                                             Sysco Corp. (1996 to
                                                                                             present); Director, Luby's,
                                                                                             Inc. (1998 to present):
                                                                                             Director, University of Texas
                                                                                             Board of Regents
                                                                                             (May 2001-present).

William F. Devin        Trustee    2001-Present  Retired.                           92       Member of the Board of
DOB: December 30, 1938                                                                       Governors, Boston Stock
                                                                                             Exchange (1985-present).

Samuel M. Eisenstat     Chairman   1986-Present  Attorney, solo practitioner.       53       Director, North European Oil
DOB: March 7, 1940      of the                                                               Royalty Trust.
                        Board

Stephen J. Gutman       Trustee    1986-Present  Senior Associate, Corcoran         53       None
DOB: May 10, 1943                                Group (Real Estate) (2003 to
                                                 present); Partner and
                                                 Managing Member, Beau
                                                 Brummell-Soho LLC
                                                 (licensing of menswear
                                                 specialty retailing and other
                                                 activities) (June 1988 to
                                                 present).

Peter A. Harbeck(3)     Trustee    1995-Present  President, CEO and Director,       101      None
DOB: January 23, 1954                            SAAMCo. (August 1995 to
                                                 present); Director, AIG
                                                 SunAmerica Capital
                                                 Services, Inc. ("SACS")
                                                 (August 1993 to present)
                                                 President and CEO, AIG
                                                 Advisor Group, Inc. (June
                                                 2004 to present).

William J. Shea         Trustee    2004-Present  President and CEO, Conseco,        53       Chairman of the Board,
DOB: February 9, 1948                            Inc. (Financial Services)                   Royal and SunAlliance,
                                                 (2001-2004); Chairman of                    U.S.A., Inc. (March 2005 to
                                                 the Board of Centennial                     present); Director, Boston
                                                 Technologies, Inc. (1998 to                 Private Financial Holdings
                                                 2001); Vice Chairman, Bank                  (October 2004 to present).
                                                 Boston Corp. (1993-1998)

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- March 31, 2006 -- (unaudited) (continued)

                                                                                 Number of
                        Position     Term of                                   Portfolios in
        Name,          Held With    Office and                                 Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations      Overseen by  Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)   Held by Trustee(2)
---------------------- ---------- -------------- ----------------------------- ------------- -------------------
Officers

Vincent M. Marra       President   2004-Present  Senior Vice President and          N/A      N/A
DOB: May 28, 1950                                Chief Operating Officer,
                                                 SAAMCo (February 2003 to
                                                 present); Chief
                                                 Administrative Officer, Chief
                                                 Operating Officer and Chief
                                                 Financial Officer, Carret &
                                                 Co. LLC (June 2002 to
                                                 February 2003); President
                                                 and Chief Operating Officer,
                                                 Bowne Digital Solutions
                                                 (1999 to May 2002)

Donna M. Handel        Treasurer   2002-Present  Senior Vice President,             N/A      N/A
DOB: June 25, 1966                               SAAMCo (December 2004
                                                 to present); Vice President,
                                                 SAAMCo (1997 to
                                                 December 2004), Assistant
                                                 Treasurer (1993 to 2002)

Gregory N. Bressler    Secretary   September     Senior Vice President and          N/A      N/A
DOB: November 17, 1966 and Chief   2005 to       General Counsel, SAAMCo
                       Legal       Present       (June 2005 to present); Vice
                       Officer                   President and Director of
                                                 U.S. Asset Management
                                                 Compliance, Goldman Sachs
                                                 Asset Management (June
                                                 2004 to June 2005); Deputy
                                                 General Counsel, Credit
                                                 Suisse Asset Management
                                                 (June 2002 to June 2004);
                                                 Counsel, Credit Suisse Asset
                                                 Management (January 2000
                                                 to June 2002).

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (33 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (6 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Trustee, as defined within the Investment Company Act of 1940, because he is an officer and a director of the advisor and a director of the principal underwriter of, the Trust.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan as discussed in Note 9 of the financial statements.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser         DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat        AIG SunAmerica Asset      PORTFOLIO HOLDINGS
 Peter A. Harbeck             Management Corp.        The Trust is required to
 Dr. Judith L. Craven       Harborside Financial      file its com-plete
 William F. Devin             Center                  schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5              holdings with the U.S.
 Jeffrey S. Burum           Jersey City, NJ           Securities and Exchange
 William J. Shea              07311-4992              Commission for its first
                                                      and third fiscal quarters
Officers                   Distributor                on Form N-Q. Once filed,
 Vincent M. Marra,          AIG SunAmerica Capital    the Trust's Form N-Q will
   President                  Services, Inc.          be available without
 Donna M. Handel,           Harborside Financial      charge on the U.S.
   Treasurer                  Center                  Securities and Exchange
 J. Steven Neamtz, Vice     3200 Plaza 5              Commission's website at
   President                Jersey City, NJ           www.sec.gov. You can also
 Timothy Pettee, Vice         07311-4992              obtain cop-ies of Form
   President                                          N-Q by (i) visiting the
 Cynthia Gibbons, Vice     Shareholder Servicing      U.S. Securities and
   President and Chief     Agent                      Exchange Commis-sion's
   Compliance Officer       AIG SunAmerica Fund       Public Reference Room in
 Gregory N. Bressler,         Services, Inc.          Washington, DC
   Chief Legal Officer      Harborside Financial      (information on the
   and Secretary              Center                  operation of the Public
 Gregory R. Kingston,       3200 Plaza 5              Reference Room may be
   Vice President and       Jersey City, NJ           obtained by calling
   Assistant Treasurer        07311-4992              1-800-SEC-0330); (ii)
 Corey A. Issing,                                     sending your request and
   Assistant Secretary     Custodian and Transfer     a duplicating fee to the
 Shawn Parry, Assistant    Agent                      U.S. Securities and
   Treasurer                State Street Bank and     Exchange Commis-sion's
                              Trust Company           Public Reference Room,
                            P.O. Box 419572           Washington, DC 20549-0102
                            Kansas City, MO           or (iii) sending your
                              64141-6572              request electronically to
                                                      publicinfo.sec.gov.
                           VOTING PROXIES ON TRUST
                           PORTFOLIO SECURITIES       This report is submitted
                           A description of the       solely for the general
                           policies and proce-dures   information of
                           that the Trust uses to     shareholders of the Fund.
                           determine how to vote      Distribution of this
                           proxies relating to        report to persons other
                           secu-rities held in the    than shareholders of the
                           Fund's portfolio which is  Fund is authorized only
                           available in the Trust's   in connection with a
                           State-ment of Additional   currently effective
                           Information, may be        prospectus, setting forth
                           obtained without charge    details of the Fund,
                           upon re-quest, by calling  which must precede or
                           (800) 858-8850. This       accompany this report.
                           information is also
                           available from the EDGAR   The accompanying report
                           database on the U.S.       has not been audited by
                           Secu-rities and Exchange   independent accountants
                           Commission's website at    and accordingly no
                           http://www.sec.gov.        opinion has been
                                                      expressed thereon.
                           PROXY VOTING RECORD ON
                           SUNAMERICA EQUITY FUNDS
                           Information regarding how
                           SunAmerica Equity Funds
                           voted prox-ies relating
                           to securities held in the
                           SunAmerica Equity Funds
                           during the twelve month
                           period ended June 30,
                           2005 is available without
                           charge, upon request, by
                           calling (800)858-8850 or
                           on the U.S. Securities
                           and Exchange Commission's
                           website at
                           http://www.sec.gov.

[LOGO]

AIG

Sun America
Mutual Funds


Distributed by:
AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest.

www.sunamericafunds.com

EQSAN-3/06

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: June 9, 2006

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 9, 2006